SUPPLEMENT DATED May 3, 2006

TO

PROSPECTUS DATED MAY 1, 2006

WEALTHQUEST III VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT

ISSUED BY

AMERICAN NATIONAL INSURANCE COMPANY

THROUGH ITS

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

This supplement updates certain information contained in your prospectus. Please read it carefully and keep it with your prospectus for future reference.

As American National Insurance Company will be closed for business on Monday, July 3, 2006 in observation of the Independence Day Holiday, the term Valuation Date as defined in the Glossary is amended to also except July 3, 2006.

PROSPECTUS FOR
WEALTHQUEST III VARIABLE UNIVERSAL LIFE
INDIVIDUAL FLEXIBLE PREMIUM
VARIABLE UNIVERSAL LIFE INSURANCE CONTRACTS
ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
MAY 1, 2006

This prospectus contains information about the Contract that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

This prospectus describes a flexible premium variable life insurance contract (the “Contract”) offered by American National Insurance Company. The purpose of this Contract is to provide life insurance protection for the Beneficiary(ies) named on the Contract. We will provide a Death Benefit upon the death of the Insured.

Your Accumulation Value may accumulate on a variable or fixed basis, or both. If you choose our variable option, we will invest your premium payments (premium payments less applicable charges) in the Subaccounts of American National Variable Life Separate Account (the “Separate Account”) that you select. Each Subaccount invests in shares of a corresponding Portfolio. You bear the investment risk of investing in the Subaccount. If you choose our fixed option, your payments will be invested in our Fixed Account and will earn interest monthly at an annual effective rate of at least 3%. We take the investment risk for payments allocated to the Fixed Account.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is it federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risks, including possible loss of principal.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your policy with this Contract.

The Contract is not available in some states. You should rely only on the information contained or incorporated by reference in this prospectus. We have not authorized anyone to provide you with information that is different.

The value of your Contract will vary with the investment performance of investment options you choose. You can choose to have your net premium payments (premium payments less applicable charges) allocated to Subaccounts of the American National Variable Life Separate Account and to the Fixed Account which earns a guaranteed minimum rate and is part of our General Account. Each Subaccount of the Separate Account invests in shares of a corresponding Portfolio listed below:

American National Investment Accounts, Inc.
American National Money Market Portfolio
American National Growth Portfolio
American National Balanced Portfolio
American National Equity Income Portfolio
American National High Yield Bond Portfolio
American National International Stock Portfolio
American National Small-Cap/Mid-Cap Portfolio
American National Government Bond Portfolio

Fidelity® Variable Insurance Products - Service Class 2
VIP Contrafund®Portfolio
VIP Aggressive Growth Portfolio
VIP Mid Cap Portfolio
VIP Index 500 Portfolio
VIP Growth Opportunities Portfolio
VIP Equity-Income Portfolio
VIP Investment Grade Bond Portfolio
VIP Growth and Income Portfolio
VIP Value Portfolio
VIP Value Leaders Portfolio
VIP Value Strategies Portfolio

T. Rowe Price
Equity Income Portfolio
Mid-Cap Growth Portfolio*
International Stock Portfolio
Limited-Term Bond Portfolio

MFS® Variable Insurance Trust - Initial Class Shares
MFS Capital Opportunities Series
MFS Emerging Growth Series
MFS Research Series
MFS Investors Trust Series	Federated Insurance Series
Capital Income Fund II Portfolio
Growth Strategies Fund II Portfolio
High Income Bond Fund II Portfolio - Primary Shares
Federated Fund for U.S. Government Securities II
Federated Kaufmann Fund II - Primary Shares
Federated Quality Bond Fund II - Primary Shares
Equity Income Fund II Portfolio

The Alger American Fund - Class O Shares
Alger Small Capitalization Portfolio
Alger Growth Portfolio
Alger MidCap Growth Portfolio
Alger Leveraged AllCap Portfolio
Alger Balanced Portfolio
Alger Income & Growth Portfolio

AIM Variable Insurance Funds - Series I Shares
AIM V.I. Dynamics Fund
AIM V.I. Small Company Growth Fund+
AIM V.I. GLobal Health Care Fund
AIM V.I. Utilities Fund
AIM V.I. Financial Services Fund
AIM V.I. Real Estate Fund
AIM V.I. Technology Fund

*Not available for investment in Contracts issued on or after May 1, 2004

++The Fund's name, investment objectives and/or investment strategies will change effective July 3, 2006.

For a full description of the Portfolios referenced in this prospectus, or the investment objective, policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses. You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999.

TABLE OF CONTENTS
Page
Risk/Benefit Summary	4
Contract Benefits	4
Risks of The Contract	6
Risk/Benefit Summary: Fee Tables	8
Glossary	11
Contract Benefits	13
Purposes of the Contract	13
Death Benefit Proceeds	13
Death Benefit Options	13
Guaranteed Coverage Benefit	19
Duration of the Contract	20
Accumulation Value	20
Payment of Contract Benefits	21
Contract Rights	23
Loan Benefits	23
Surrenders	24
Transfers	25
Telephone Transactions	29
Refund Privilege	29
Dollar Cost Averaging	30
Rebalancing	31
Payment and Allocation of Premiums	31
Issuance of a Contract	31
Premiums	31
Premium Flexibility	31
Allocation of Premiums and Accumulation Value	32
Grace Period and Reinstatement	32
Charges and Deductions	33
Premium Charges	33
Charges from Accumulation Value	34
Exceptions to Charges	33
American National Insurance Company, the Separate Account,
the Funds and the Fixed Account	37
American National Insurance Company	37
The Separate Account	37
The Funds	40
Fixed Account	46
Federal Income Tax Considerations	46
Introduction	46
Tax Status of the Contract	47
Tax Treatment of Contract Proceeds	47
American National's Income Taxes	50
Other Policy Provisions	51
Legal Proceedings	52
Financial Statements	52
Hypothetical Illustrations	53
Other Information	67

RISK/BENEFIT SUMMARY

(Glossary containing terms used in this prospectus immediately follows Risk/Benefit Summary.)

Contract Benefits

The Contract

The Contract is a flexible premium variable universal life insurance contract. In certain states, the Contract may be offered as a group Contract with individual ownership represented by certificates. The discussion of Contracts in this prospectus applies equally to certificates under group Contracts.

You do not have a fixed schedule for premium payments. You can establish a schedule of Planned Periodic Premiums, but you are not required to follow such schedule. (See the “Premium Flexibility,” provision of this prospectus.)

The Death Benefit under the Contract may, and the Accumulation Value will, reflect the investment performance of the investments you choose. (See the “Death Benefit Proceeds,” and the “Accumulation Value,” provisions of this prospectus.) You benefit from any increase in value and bear the risk that your chosen investment options may decrease in value. The amount and duration of the life insurance coverage provided by the Contract is not guaranteed, except under the Guaranteed Coverage Benefit provision. Further, the Accumulation Value is not guaranteed, except in the Fixed Account.

We intend the Contract to satisfy the definition of life insurance under the Internal Revenue Code. If it so qualifies, the Death Benefit Proceeds generally should be excludible from the gross income of the recipient. Similarly, you should not be taxed on increases in the Accumulation Value until there is a distribution from the Contract. In order for the Contract to satisfy the definition of life insurance, your Death Benefit must meet a death benefit qualification test provided by federal tax law. This Contract offers two options for the death benefit qualification test: the cash value accumulation test and the guideline premium test. You can choose the death benefit qualification test which best meets your objectives, but you cannot change that choice later. The test you choose will usually depend on the amount of premiums you want to pay. In general, you should choose the cash value accumulation test if you do not want to limit the amount of premiums you can pay into your contract.

Issuance of a Contract

In order to purchase a Contract, you must submit an application to us. We review the application to determine whether the Contract can be issued in accordance with our underwriting standards. Once the underwriting process is completed, the Date of Issue is designated. You, however, must submit your initial premium for the Contract to have an Effective Date. Accordingly, the Date of Issue may be before the Effective Date.

Allocation of Premiums

You can allocate premiums to one or more of the Subaccounts and to the Fixed Account. (See the “The Separate Account,” and the “Fixed Account,” provisions of this prospectus.) The assets of the various Subaccounts are invested in corresponding Portfolios. Premium payments received before the Date of Issue are held in our General Account without interest. On the Date of Issue, premiums received on or before that date are allocated to the Subaccounts that invests in the American National Money Market Portfolio.

Premium payments received within 15 days after the Date of Issue are also allocated to the Subaccounts that invests in the American National Money Market Portfolio. After the 15-day period, initial and subsequent premium payments and Accumulation Value are allocated among the Subaccounts in accordance with your instructions as contained in the application. The minimum percentage or premium that you may allocate to any one Subaccount or to the Fixed Account is the greater of 1% of the premium or $20.

Contract Benefits and Rights

Death Benefit. The Death Benefit is available in two options. (See the “Death Benefit Options,” provision of this prospectus.) The Death Benefit Proceeds may be paid in a lump sum or in accordance with an optional payment plan. (See the “Payment of Contract Benefits,” provision of this prospectus.)

Adjustments to Death Benefit. You can adjust the Death Benefit by changing the Death Benefit option and by increasing or decreasing the Specified Amount. Changes in the Specified Amount or the Death Benefit option are subject to certain limitations. (See “Death Benefit Options,” and “Change in Specified Amount,” in the “Contract Benefits” section of this prospectus.)

Accumulation Value and Surrender Value. The Accumulation Value reflects the investment performance of the chosen Subaccount, the rate of interest paid on the Fixed Account, premium paid, partial surrenders, and charges deducted from the Contract. There is no guaranteed minimum Accumulation Value. You can withdraw the entire Surrender Value. Subject to certain limitations, you can also withdraw a portion of the Surrender Value. Partial surrenders reduce both the Accumulation Value and the Death Benefit payable under the Contract. A surrender charge will be deducted from the amount paid upon a partial surrender. (See the “Surrenders,” provision of this prospectus and the “Charges and Deductions” section of this prospectus.) Surrenders may have tax consequences. (See the “Federal Income Tax Considerations,” section of this prospectus.)

Loans.You can borrow money from us using the Contract as security for the loan. (See the “Loan Benefits,” provision of this prospectus.) Loans may have tax consequences. (See the “Federal Income Tax Considerations,” section of this prospectus.)

Free Look Period. You have a free look period in which to examine a Contract and return it for a refund. The length of the free look period varies among different states, but generally runs for 10 days after you receive your Contract. The date you receive your Contract will not necessarily be the date you submit your premium. (See the “Refund Privilege,” provision in the “Contract Rights” section of this prospectus.)

Policy Lapse and Guaranteed Coverage Benefit. We will provide a Guaranteed Coverage Benefit so long as the Guaranteed Coverage Premium is paid and other Contract provisions are met. After the Guaranteed Coverage Benefit period, the Contract will lapse at any time the Surrender Value is insufficient to pay the Monthly Deductions and the grace period expires without sufficient additional premium payment. The grace period starts when written notice of lapse is mailed to your last known address and expires 61 days later. Unless the Guaranteed Coverage Benefit requirements have been met, lapse can occur even if the Planned Periodic Premiums are paid. (See the “Payment and Allocation of Premiums,” section of this prospectus.)

Additional Benefits

There are a number of additional benefits you may add to your Contract by way of riders.

Additional Insurance Benefits (Riders). Subject to certain requirements, certain additional optional benefits may be obtained. The cost of any such additional insurance benefits, which will be provided by “riders” to the Contract, will be deducted as part of the Monthly Deduction. Riders in force during the time the Guaranteed Coverage Benefit is in effect will increase the Guaranteed Coverage Premium requirement.

Level Term Rider. This rider provides level term insurance on the person insured by the rider until that person is age 75.

Automatic Increase Rider. This rider has prescheduled death benefit increases every second year for 10 years. It gives the right to buy additional insurance on the Insured on certain specified dates without proof of insurability.

Disability Waiver of Premium Rider. This rider waives certain premium if the insured becomes totally disabled during the first 10 Contract Years. The amount of premium is selected on the application. The waiver of premium will continue throughout disability through the first 10 Contract Years.

Risks of the Contract

Investment Performance

The value of your Contract will fluctuate with the performance of the Portfolios corresponding to the Subaccount and Fixed Account you select. The Subaccounts you choose may decline in value or they may not perform to your expectations. You bear the investment risk of any Accumulation Value invested in the Subaccount you choose.

Suitability

Variable life insurance is designed for long-term financial planning. It is not suitable as a vehicle for short-term savings. You should not purchase the Contract if you will need the Accumulation Value in a short period of time.

Termination

Your Contract could terminate if the value of the Contract becomes too low to support the Contract’s monthly charges, of you fail to satisfy the requirements of the Guaranteed Coverage Benefit provision of the Contract. Before the Contract terminates, however, you will receive a grace period during which you will be notified in writing that your coverage may terminate unless you pay additional premium.

Limitations on Access to Cash Value

We may not allow a withdrawal if it would reduce the Specified Amount to less than $100,000. The minimum withdrawal is $100, including the $25 partial surrender (withdrawal) fee.

Limitations on Transfers

Transfers from the Fixed Account are generally limited to one per Contract Year and may not exceed 25% of its Accumulation Value less Contract Debt. Any transfer after the first twelve transfers in a Contract Year will be subject to a $10.00 transfer fee. We reserve the right to reject a transfer or impose additional transfer restrictions if, in our judgment, a Contract Owner’s transfer or transfer practices adversely affect any underlying Portfolios or other Contract Owners. (See the “Transfers” provision of this prospectus.)

Impact of Loans

Taking a loan from your Contract may increase the risk that your Contract will terminate. It will have a permanent effect on the Contract’s Surrender Value and will reduce the Death Benefit Proceeds. Also, Contract termination with an outstanding loan can result in adverse tax consequences.

Adverse Tax Consequences

Under certain circumstances (usually if your premium payments in the first seven years or less exceed specified limits), your Contract may become a “modified endowment contract” (MEC). Under federal tax law, loans, withdrawals, and other pre-death distributions received from a MEC Contract are taxed as income first and recovery of basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a 10% penalty tax. Existing tax laws that affect this Contract may change at any time.

Additional Risks

The type of investments that a Portfolio makes will also create risk. A comprehensive discussion of the risks of each of the Portfolios may be found in that Portfolio’s prospectus. You should read the Portfolio’s prospectus carefully before investing.

Risk/Benefit Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

TRANSACTION FEES

Charge	When Charge is Deducted	Amount Deducted

Maximum Sales Charge
Imposed on Premiums (Load)	As each payment is made	6% of each payment

Premium Taxes	Not applicable	None currently, but unlimited maximum

Maximum Deferred Sales Charge (Load)	Upon Surrender, Partial Surrender if Option A or decrease in Specified Amount under either Option A or B.	$57.85 per $1000 surrendered or decrease in Specified Amount

Other Surrender Fees	Upon partial surrender	$25 per partial surrender

Transfer Fees¹	Upon transfer	$10 per transfer

1The first 12 transfers of Accumulation Value in a Contract Year are free. Thereafter, a transfer charge of $10 will be deducted from the amount transferred. (See “Transfer Charge” in the “Charges From Accumulation Value” provisionin the "Charges and Deduction" section of this prospectus.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses

Charge	When Charge is Deducted	Amount Deducted

Cost of Insurance² (“COI”)	Monthly	See below

Minimum	Monthly	$0.06 per $1000 of Net Amount at Risk

Maximum	Monthly	$83.34 per $1000 of Net Amount at Risk

Charge for a Standard Male
Non Smoker, Issue Age 30	Monthly	$.12 per $1000 of Net Amount at Risk

Annual Maintenance Fee	Monthly	$7.50 per month
Monthly Expense Fee	Monthly	Minimum $0.01 per month per $1,000 of Specified Amount Maximum $0.42 per month per $1,000 of Specified Amount

Mortality and Expense Risk Fees (Daily Asset Charge)	Daily	0.70% Annually of Accumulation Value in Separate Account (.002 daily)

Administrative Fees	Not applicable	None

Loan Interest	Policy Anniversary	3% for Preferred Loans 4% for all others

RIDERS COST OF INSURANCE ("COI") RATES

Rider	When Charge is Deducted	Amount Deducted

Automatic Increase Rider	Monthly	Min COI $.01 of Specified Amount Max COI $0.06 of Specified Amount

(Charge for a Standard Male²
Non-Smoker, Issue age 30)	Monthly	$0.05833 per $1000 of Specified Amount

Waiver of Stipulated Premium Rider	Monthly	Min COI .09% of premium Max COI 0.38%of premium

(Charge for a Standard Male²
Non Smoker, Issue age 30)	Monthly	$0.19% of premium

Term Rider	Monthly	Min COI $0.02 Max COI $83.34

(Charge for a Standard Male²
Non Smoker, Issue age 30)	Monthly	$0.12 per $1000 of rider death benefit

2The cost of insurance varies based on individual characteristics. The cost of insurance charges shown in the table may not be representative of the charge that a particular Contract Owner will pay. You can obtain information about your particular cost of insurance and any other charges that may apply to you by asking your sales representative or contact us at 1-800-306-2959.

The next table describes the Portfolio’s fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the Portfolios. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

	Minimum	Maximum
Total Expenses¹	0.35%	3.18%
(before fee waivers or reimbursements)

1Expenses are shown as a percentage of a Portfolio’s average net assets as of December 31, 2005. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.35% and 1.12%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

GLOSSARY

This glossary contains definitions of terms used in this prospectus.

Accumulation Value — the total value of your Contract at any time during the Insured’s lifetime.

Age at Issue — the Insured’s age last birthday before the Date of Issue.

Attained Age — Age at Issue plus the number of complete Contract Years.

Beneficiary — the Beneficiary designated in the application or the latest change, if any, filed and recorded with us.

Company — (“we”, “our”, or “us”). American National Insurance Company.

Contract — the variable universal life insurance contract described in this prospectus.

Contract Debt — the sum of all unpaid loans and accrued interest thereon.

Contract Owner (“you”) — the owner of the Contract, as designated in the application or as subsequently changed. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not the Contract Owner.

Contract Year — the period from one Contract anniversary date until the next Contract anniversary date.

Daily Asset Charge — a charge equal to an annual rate of 0.70% of the average daily net assets of each Subaccount during the first 15 Contract Years. Currently after the first 15 Contract Years, there is no charge. This charge covers mortality and expense risk fees.

Data Page — the pages of the Contract so titled.

Date of Issue — the Date of Issue of the Contract and any riders to the Contract.

Death Benefit — the amount of insurance coverage provided under the selected Death Benefit option.

Death Benefit Proceeds — the proceeds payable upon the Insured’s death.

Declared Rate — the interest rate that is credited in the Fixed Account.

Effective Date — the later of the Date of Issue or the date on which:
          •the first premium, as shown on the Data Page, has been paid; and
          •the Contract has been delivered during the Insured's lifetime and good health.

Any increase in Specified Amount, addition of a rider, or reinstatement of coverage will take effect on the Monthly Deduction Date that coincides with or next follows the date we approve an application for such change or for reinstatement of the Contract.

Fixed Account — a part of our General Account that accumulates interest at a fixed rate.

Fund.     A registered,open-end management investment company, or “mutual fund” in which the Separate Account invests.

General Account — includes all of our assets except assets segregated into separate accounts.

Guaranteed Coverage Benefit — our agreement to keep the Contract in force if the Guaranteed Coverage Premium is paid and other Contract provisions are met.

Guaranteed Coverage Premium — a required specified premium paid in advance that will keep the Contract in force so long as other Contract provisions are met.

Insured — the person upon whose life the Contract is issued.

Monthly Deduction — the sum of (1) cost of insurance charge, (2) charge for any riders, and (3) monthly expense fee and monthly fee as shown on the Data Page.

Monthly Deduction Date — the same date in each succeeding month as the Date of Issue, except that whenever the Monthly Deduction Date falls on a date other than a Valuation Date, the Monthly Deduction Date will be deemed to be the next Valuation Date. The Date of Issue is the first Monthly Deduction Date.

Net Amount at Risk — your Death Benefit minus your Accumulation Value.

Planned Periodic Premiums — scheduled premiums selected by you.

Portfolio – A series of a registered investment company designed to meet specified investment objectives.

Satisfactory Proof of Death — submission of the following:
     •certified copy of the death certificate;
     •a claimant statement;
     •the Contract; and
     •any other information that we may reasonably require to establish the validity of the claim.

Specified Amount — the minimum Death Benefit under the Contract. The Specified Amount is an amount you select in accordance with Contract requirements.

Subaccount.     A subdivision of the Separate Account that invests in a corresponding portfolio of a fund.

Surrender Value — the Accumulation Value less Contract Debt and surrender charges.

Valuation Date — each day the New York Stock Exchange (“NYSE”) is open for regular trading except for the day after Thanksgiving and December 23 and 26. Accumulation Values are calculated and redemptions, transfers, and purchases are made only on Valuation Dates.

Valuation Period — the close of business on one Valuation Date to the close of business on another.

CONTRACT BENEFITS

Purposes of the Contract

The Contract is designed to provide you:

     •life insurance protection;

     •Death Benefits which may and Accumulation Value that will vary with performance of your chosen investment options;

     •flexibility in the amount and frequency of premium payments;

     •flexibility in the level of life insurance protection, subject to certain limitations; and

     •a Guaranteed Coverage Benefit, if you pay the Guaranteed Coverage Premium and meet the other Contract requirements.

Death Benefit Proceeds

Death Benefits begin on the Effective Date of the Contract. We will, upon Satisfactory Proof of Death, pay the Death Benefit Proceeds in accordance with the Death Benefit option in effect when the Insured dies. The amount of the Death Benefit will be determined at the end of the Valuation Period in which the Insured dies. Death Benefit Proceeds equal:

     •the Death Benefit; plus

     •additional life insurance proceeds provided by riders; minus

     •Contract Debt; minus

     •unpaid Monthly Deductions.

Subject to the rights of any assignee, we will pay the Death Benefit Proceeds to:

     •the Beneficiary or Beneficiaries, or

     •if no Beneficiary survives the Insured, the Insured's estate.

The Death Benefit Proceeds may be paid to the Beneficiary in a lump sum or under one or more of the payment options in the Contract. (See the “Payment of Contract Benefits,” provision in the “Duration of the Contract” section of this prospectus.)

Death Benefit Options

We intend the Contract to satisfy the definition of life insurance under the Internal Revenue Code. If it so qualifies, the Death Benefit Proceeds generally should be excludible from the gross income of the recipient. Similarly, you should not be taxed on increases in the Accumulation Value until there is a distribution from the Contract. In order for the Contract to satisfy the definition of life insurance, your Death Benefit must meet a death benefit tax qualification test provided by federal tax law. This Contract offers two choices for the death benefit tax qualification test:

1. the cash value accumulation test; and
2. the guideline premium test.

You can choose the death benefit tax qualification test which best meets your objectives, but you cannot change that choice later. The test you choose will usually depend on the amount of premiums you want to pay. In general, you should choose the cash value accumulation test if you do not want to limit the amount of premiums you can pay into your Contract. The guideline premium test produces higher Accumulation Values because it keeps costs of insurance down through smaller increases in the Death Benefit.

For each tax qualification test, there are two Death Benefit options available under the Contract. The two options are Option A (generally provides a level Death Benefit) or Option B (generally provides an increasing Death Benefit). You choose one of the two Death Benefit options in the application. If the Death Benefit option is not elected at time of application, we will deliver the Contract as Option A. Until Attained Age 100, the Death Benefit under either option will equal or exceed the current Specified Amount of the Contract. After Attained Age 100, the Death Benefit will be 110% of the Accumulation Value, unless the lifetime Guaranteed Coverage Benefit is in effect. After Attained Age 100, if the lifetime Guaranteed Coverage Benefit is in effect, the Death Benefit will be the greater of the Specified Amount or 110% of the Accumulation Value on the date of death. (See the “Guaranteed Coverage Benefit”, provision in the “Contract Benefits” section of this prospectus.)

Until Attained Age 100, the Death Benefit under either death benefit tax qualification test is calculated with reference to a corridor percentage table. The corridor percentage table applied will depend upon the death benefit tax qualification test elected. The corridor percentage table for the guideline premium qualification test is as follows:

CORRIDOR PERCENTAGE TABLE FOR THE GUIDELINE PREMIUM DEATH BENEFIT QUALIFICATION TEST

Attained Age	Corridor Percentage	Attained Age	Corridor Percentage	Attained Age	Corridor Percentage

40 or younger	250	54	157	68	117
41	243	55	150	69	116
42	236	56	146	70	115
43	229	57	142	71	113
44	222	58	138	72	111
45	215	59	134	73	109
46	209	60	130	74	107
47	203	61	128	75 to 90	105
48	197	62	126	91	104
49	191	63	124	92	103
50	185	64	122	93	102
51	178	65	120	94	101
52	171	66	119	95 and thereafter
53	164	67	118

The corridor percentages for the cash value accumulation test are based upon attained age, sex, risk classification, and Specified Amount. Since these percentages are much more complicated, they cannot be expressed in a single table.

Option A. Under Option A with either death benefit tax qualification test, the Death Benefit is the Specified Amount or, if greater, the corridor percentage of the Accumulation Value at the end of the Valuation Period that includes the Insured's date of death. The lifetime Guaranteed Coverage Benefit is available on Option A only.

OPTION A EXAMPLE
USING GUIDELINE PREMIUM QUALIFICATION TEST

Assume that the Insured’s Attained Age is between 0 and 40. A Contract with a $100,000 Specified Amount will generally pay a $100,000 Death Benefit. However, the Death Benefit will be the greater of $100,000 or 250% of Accumulation Value. Anytime the Accumulation Value exceeds $40,000 the Death Benefit will exceed the $100,000 Specified Amount. Each additional dollar added to the Accumulation Value above $40,000 would increase the Death Benefit by $2.50. If the Accumulation Value exceeds $40,000 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Contract with an Accumulation Value of $50,000 will provide a Death Benefit of $125,000 ($50,000 x 250%); an Accumulation Value of $60,000 will provide a Death Benefit of $150,000 ($60,000 x 250%); and, an Accumulation Value of $70,000 will provide a Death Benefit of $175,000 ($70,000 x 250%).

Similarly, so long as the Accumulation Value exceeds $40,000, each dollar decrease in Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $45,000 to $40,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $112,500 to $100,000.

OPTION A EXAMPLE
USING THE CASH VALUE ACCUMULATION QUALIFICATION TEST

Assume that the Insured is a male non-smoker, age 35, and the Contract does not include any riders. The applicable corridor percentage is 494%. A Contract with a $100,000 Specified Amount will generally pay a $100,000 Death Benefit. However, the Death Benefit will be the greater of $100,000 or 494% of Accumulation Value. Anytime the Accumulation Value exceeds $20,243 the Death Benefit will exceed the $100,000 Specified Amount. Each additional dollar added to Accumulation Value above $20,243 would increase the Death Benefit by $4.94. If the Accumulation Value exceeds $20,243 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $494. A Contract with an Accumulation Value of $50,000 will provide a Death Benefit of $247,000 ($50,000 x 494%); an Accumulation Value of $60,000 will provide a Death Benefit of $296,400 ($60,000 x 494%); and, an Accumulation Value of $70,000 will provide a Death Benefit of $345,800 ($70,000 x 494%).

Similarly, so long as Accumulation Value exceeds $20,243, each dollar decrease in Accumulation Value will reduce the Death Benefit by $4.94. If, for example, the Accumulation Value is reduced from $25,000 to $20,243 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $123,500 to $100,000.

Option B. Under Option B the Death Benefit with the guideline premium test is the Specified Amount plus the Accumulation Value or, if greater, the applicable corridor percentage of the Accumulation Value at the end of the Valuation Period that includes the Insured’s date of death.

OPTION B EXAMPLE
USING GUIDELINE PREMIUM QUALIFICATION TEST

Assume that the Insured is age 40 or younger. A Contract with a Specified Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Accumulation Value. For example, a Contract with an Accumulation Value of $5,000, the Death Benefit will be $105,000 ($100,000 + $5,000); for an Accumulation Value of $10,000, the Death Benefit will be $110,000 ($100,000 + $10,000). The Death Benefit, however, must be at least 250% of Accumulation Value. Consequently, if the Accumulation Value exceeds approximately $66,668, the Death Benefit will be greater than the Specified Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $66,668 will increase the Death Benefit by $2.50. If the Accumulation Value exceeds $66,668 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. For a Contract with an Accumulation Value of $40,000, the Death Benefit will be $140,000 (Specified Amount $100,000 plus $40,000 Accumulation Value); for an Accumulation Value of $50,000, the Death Benefit will be $150,000 ($100,000 Specified Amount plus $50,000 Accumulation); and for an Accumulation Value of $70,000, the Death Benefit will be $175,000 ($70,000 x 250% is greater than $100,000 Specified Amount plus $70,000 Accumulation Value).

Similarly, any time Accumulation Value exceeds $66,668, each dollar taken out of Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $80,000 to $70,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $200,000 to $175,000. If at any time, however, the Accumulation Value multiplied by the applicable corridor percentage is less than the Specified Amount plus the Accumulation Value, the Death Benefit will be the Specified Amount plus the Accumulation Value.

OPTION B EXAMPLE
USING THE CASH VALUE ACCUMULATION QUALIFICATION TEST

Assume that the Insured is a male, non-smoker and is age 35. A Contract with a Specified Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Accumulation Value. For example, a Contract with Accumulation Value of $5,000, the Death Benefit will be $105,000 ($100,000 Specified Amount + $5,000 Accumulation Value); for an Accumulation Value of $10,000, the Death Benefit will be $110,000 ($100,000 Specified Amount + $10,000 Accumulation Value). The Death Benefit, however, must be at least 494% of Accumulation Value. Consequently, if the Accumulation Value exceeds approximately $25,381, the Death Benefit will be greater than the Specified Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $25,381 will increase the Death Benefit by $4.94. If the Accumulation Value exceeds $25,381 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $494. For a Contract with an Accumulation Value of $10,000, the Death Benefit will be $110,000 (Specified Amount $100,000 plus $10,000 Accumulation Value); for an Accumulation Value of $20,000, the Death Benefit will be $120,000 ($100,000 Specified Amount plus $20,000 Accumulation Value); and for an Accumulation Value of $50,000, the Death Benefit will be $247,000 ($50,000 x 494% is greater than $100,000 Specified Amount plus $50,000 Accumulation Value).

Similarly, any time Accumulation Value exceeds $25,381, each dollar taken out of Accumulation Value will reduce the Death Benefit by $4.94. If, for example, the Accumulation Value is reduced from $80,000 to $70,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $395,200 to $345,800. If at any time, however, the Accumulation Value multiplied by the applicable corridor percentage is less than the Specified Amount plus the Accumulation Value, the Death Benefit will be the Specified Amount plus the Accumulation Value.

Choosing Option A or Option B.

If you want favorable investment performance to:

1. increase your Death Benefit, you should choose Option B.

2. keep your cost of insurance charges to a minimum, you should choose Option A.

The guideline premium test restricts the amount and timing of premium payments. The cash value accumulation test does not restrict the amount and timing of premium payments. However, regardless of the tax qualification test you elect, any premium payment that increases the Net Amount at Risk will require additional underwriting at our discretion.

The corridor for the cash value accumulation test generates a higher Death Benefit than the guideline premium test. The cash value accumulation test can maximize the Death Benefit. The guideline premium qualification test will produce higher Accumulation Values for the same premium as the cash value accumulation test while the Death Benefit is in the corridor.

Change in Death Benefit Option. You may change the Death Benefit option at any time by sending us a written request. The effective date of a change will be the Monthly Deduction Date on or following the date, we receive the written request. A change may have Federal Tax consequences. (See the “Federal Income Tax Considerations,” section of this prospectus.)

If you change from Option A to Option B, the Specified Amount will equal the Specified Amount before the change minus the Accumulation Value on the effective date of the change. If you change from Option B to Option A, the Specified Amount after the change will equal the Death Benefit under Option B on the effective date of change. You cannot change your Death Benefit option if the Specified Amount remaining in force after the change would be less than the minimum Specified Amount of $100,000.

An increase in Specified Amount due to a Death Benefit option change will increase the Monthly Deduction and the Guaranteed Coverage Premium. A surrender charge may apply to a change in Death Benefit option. (See the “Surrender Charge,” provision in the “Charges and Deductions” section of this prospectus.)

A change in the Death Benefit option may affect subsequent cost of insurance charges, which vary with our Net Amount at Risk. In addition, a change may affect subsequent monthly fees. Changing the Death Benefit option will cause the lifetime Guaranteed Coverage Benefit to terminate. (See the “Charges and Deductions” section, and the “Guaranteed Coverage Benefit”, provision in the “Contract Benefits” section of this prospectus.)

Change in Specified Amount. Subject to certain limitations, you may increase or decrease the Specified Amount at any time. A change in Specified Amount may affect the cost of insurance rate and our Net Amount at Risk, both of which may affect your cost of insurance charge and have Federal Tax consequences. (See the “Cost of Insurance,” provision in the “Charges and Deductions” section of this prospectus and the “Federal Income Tax Considerations,” section of this prospectus.)

The Specified Amount after a decrease may not be less than the minimum Specified Amount of $100,000 (See the “Change in Death Benefit Option” provision in this section of this prospectus.)

If following the decrease in Specified Amount, the Contract would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited or a portion of Accumulation Value may be returned to you at your election, to the extent necessary to meet federal tax law requirements. If you have elected the cash value accumulation test, the premium limitations do not apply. A decrease in the Specified Amount will be applied first against increases in Specified Amount in order of the more recent increase first and finally against the initial Specified Amount.

If your Specified Amount decreases under either Option A or Option B , we will deduct a surrender charge from the Accumulation Value. Such deduction will equal the sum of surrender charges computed separately for each portion of Specified Amount reduced in the above order. The surrender charge, for each reduction is a pro rata portion of any surrender charge applicable to a full surrender of the related increase or initial Specified Amount. You cannot decrease the Specified Amount after the Insured’s Attained Age 100. A decrease in Specified Amount will take effect on the Monthly Deduction Date, which coincides with or next follows the date we receive, your written request.

If you want to increase the Specified Amount, you must submit a written supplemental application and provide evidence of insurability. You may have a different underwriting risk classification for the initial Specified Amount and each increase in Specified Amount. (See the “Charges from Accumulation Value”, provision in the “Charges and Deductions” section of this prospectus.) An additional premium may be required. (See the “Premiums Upon Increase in Specified Amount,” provision in the “Payment And Allocation of Premiums” section of this prospectus.) The minimum amount of any increase is $5,000. You cannot increase the Specified Amount if the Insured’s Attained Age is over 85. An increase in the Specified Amount will increase certain charges. Those charges will be deducted from the Accumulation Value on each Monthly Deduction Date. An increase in the Specified Amount may also increase surrender charges. An increase in the Specified Amount during the time the Guaranteed Coverage Benefit provision is in effect will increase the Guaranteed Coverage Premium requirement.

You have a “free look period” for each increase in Specified Amount. The free look period will apply only to the increase in Specified Amount. (See the “Refund Privilege,” provision in the “Contract Rights” section of this prospectus.)

Methods of Affecting Insurance Protection. Your “pure insurance protection” will be the difference between your Death Benefit and your Accumulation Value. You may increase or decrease the pure insurance protection provided by the Contract, as your insurance needs change. You can change the pure insurance protection by increasing or decreasing the Specified Amount, changing the level of premium payments, or making a partial surrender of the Contract. Some of these changes may have federal tax consequences. Although the consequences of each change will depend upon individual circumstances, they can be summarized as follows:

•	A decrease in Specified Amount will, subject to the applicable corridor percentage limitations, decrease insurance protection, and cost of insurance charges.

•	An increase in Specified Amount may increase pure insurance protection, depending on the amount of Accumulation Value and the corridor percentage limitation. If insurance protection is increased, the Contract charges generally increase as well.

•	If Option A is in effect, increased premium payments may reduce pure insurance protection, until the corridor percentage of Accumulation Value exceeds the Specified Amount. Increased premiums should also increase the Accumulation Value available to keep the Contract in force.

•	If Option A is in effect, reduced premium payments generally will increase the amount of pure insurance protection, depending on the corridor percentage limitations. Reducing premium payments may also result in a reduced amount of Accumulation Value and increase the possibility that the Contract will lapse.

•	A partial surrender will reduce the Death Benefit. However, a partial surrender only affects the amount of pure insurance protection if the percentage from the Corridor Percentage Table is applicable in determining the Death Benefit. Otherwise, the decrease in Death Benefit is offset by the amount of Accumulation Value withdrawn. The primary use of a partial surrender is to withdraw Accumulation Value.

Guaranteed Coverage Benefit

We will keep the Contract in effect under the Guaranteed Coverage Benefit so long as the premiums paid in advance during the Guaranteed Coverage Benefit period chosen are at least:

•	the sum of Guaranteed Coverage Premium for each month from the start of the Guaranteed Coverage Benefit period chosen, including the current month, plus

•	partial surrenders and Contract Debt.

The Guaranteed Coverage Benefit period is ten Contract Years. You may, for an additional monthly fee, choose a Guaranteed Coverage Benefit period of 25 Contract Years or a Guaranteed Coverage Benefit period equal to the period of time until you reach Attained Age 100 (the “lifetime” Guaranteed Coverage Benefit period). An increase in Specified Amount does not start a new Guaranteed Coverage Benefit period, but does increase Guaranteed Coverage Premium you must pay.

When a Guaranteed Coverage Premium is not paid when due the Guaranteed Coverage Benefit provision is terminated. Your Contract may then terminate if the Surrender Value is insufficient to pay the Monthly Deduction. (See the “Grace Period and Reinstatement,” provision of this prospectus.)

DURATION OF THE CONTRACT

The Contract will remain in force so long as the Surrender Value is sufficient to pay the Monthly Deduction. The tax consequences associated with continuing the Contract beyond age 100 are unclear and a tax advisor should be consulted. If the Surrender Value is insufficient to pay the Monthly Deduction and the grace period expires without an adequate payment, the Contract will lapse and terminate without value. (See the “Grace Period and Reinstatement,” provision in the “Payments and Allocation of Premiums” section of this prospectus.)

Accumulation Value

Determination of Accumulation Value. On each Valuation Date, Accumulation Value is determined as follows:

•	the aggregate of the value in each Subaccount, determined by multiplying a Subaccount unit value by the number of units you own in the Subaccount; plus

•	the value in the Fixed Account; plus

•	premiums (less premium taxes), plus

•	Accumulation Value securing Contract Debt; less

•	partial surrenders, and related charges, processed on that Valuation Date; less

•	any Monthly Deduction processed on that Valuation Date; less

•	any federal or state income taxes.

The number of Subaccount units allocated to the Contract is determined after any transfers among Subaccounts, or the Fixed Account (and deduction of transfer charges), but before any other transactions on the Valuation Date.

Determination of Unit Value. The unit value of each Subaccount is equal to:

•	the per share net asset value of the corresponding Portfolio on the Valuation Date, multiplied by

•	the number of shares owned by the Separate Account, after the purchase or redemption of any shares on that date, minus

•	the Daily Asset Charge, and divided by

•	the total number of Subaccount units outstanding on the Valuation Date, after any transfers among Subaccounts, or the Fixed Account (and deduction of transfer charges), but before any other transactions.

Payment of Contract Benefits

Death Benefit Proceeds will usually be paid within seven days after we receive Satisfactory Proof of Death. Loans and surrenders will ordinarily be paid within seven days after receipt of your written request. We may defer payment of any surrender, refund or loan until a premium payment made by check clears the banking system. Payments may also be postponed in certain other circumstances. (See the “Postponement of Payments,” provision in the “Other Policy Provisions” section of this prospectus.)

You can decide how benefits will be paid. During the Insured’s lifetime, you may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. These choices are also available if the Contract is surrendered. When Death Benefit Proceeds are payable in a lump sum and no election of an optional payment method is in force at the death of the Insured, the Beneficiary may select one or more of the optional payment methods. If you or the Beneficiary does not elect one of these options, we will pay the benefits in a lump sum.

An election or change of method of payment must be in writing. A change in Beneficiary revokes any previous election. Further, if the Contract is assigned, any amount due to the assignee will be paid first in a lump sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed.

Optional Methods of Payment. In addition to a lump sum payment of benefits under the Contract, any proceeds to be paid under the Contract may be paid in any of the following four methods:

•	Option 1. Equal Installments for a Fixed Number of Years. Installments will include interest at the effective rate of 2.5% per year or at a higher rate, at our option.

•	Option 2. Installments for Life with the Option to Choose a Period Certain. The fixed period certain may be 10 or 20 years.

•	Option 3. Equal Installments of a Fixed Amount Payable Annually, Semi-annually, Quarterly, or Monthly. The sum of the installments paid in one year must be at least $40 for each $1,000 of proceeds. Installments will be paid until the total of the following amount is exhausted: (1) the net sum payable; plus (2) interest at the effective rate of 2.5% per year; plus (3) any additional interest that we may elect to pay. The final installment will be the balance of the proceeds payable plus interest.

•	Option 4. Interest Only. We will hold the proceeds and pay interest at the effective rate of 2.5% per year or at a higher rate, at our option. On interest due dates, the payee may withdraw an amount of at least $100 from the amount held.

Any amount left with us for payment under a payment option will be transferred to our General Account and will not be affected by the investment performance associated with the Separate Account. We may make other payment options available in the future.

When proceeds become payable in accordance with a payment option, the Contract will be exchanged for a supplementary contract specifying all rights and benefits. The effective date for a supplementary contract will be the date of the Insured’s death or other termination of the Contract.

Amounts held under a supplementary contact that remain payable after the Beneficiary’s death will be paid to the estate of the Beneficiary or in any other manner provided for in the supplementary Contract or as otherwise provided under applicable law.

General Provisions for Payment Options. If the amount held falls below $2,000, we will pay the entire amount held to the payee. The first installment under Option 1, 2 or 3 will be paid the date the proceeds are available. With our consent, the first installment may be postponed for up to ten years. If payment is postponed, the proceeds will accumulate with compound interest at the effective rate of 2.5% per year.

To avoid paying installments of less than $20 each, we will:

     •change the installments to a quarterly, semi-annual or annual basis; and/or

     •reduce the number of installments.

If you elect an option, you may restrict the Beneficiary’s right to assign, encumber, or obtain the discounted present value of any unpaid amount.

Except as permitted by law, unpaid amounts are not subject to claims of a Beneficiary’s creditors.

At our discretion, a Beneficiary may be permitted to receive the discounted present value of installments, except under option 2. If the payee dies, under Option 1 or 2 we will pay the discounted present value of any unpaid fixed-period installments to the payee’s estate except Option 2 when lifetime payments have been elected. Under Option 3 or 4, we will pay any balance to the payee’s estate. The discounted present value of any remaining payments is calculated using a discount rate equal to the effective interest rate used to compute the benefit plus 1%. With our consent, the option elected may provide for payment in another manner.

Limitations. You must obtain our consent to have an option under which proceeds are payable to:

     •joint or successive payees, or

     •other than a natural person.

CONTRACT RIGHTS

Loan Benefits

Loan Privileges. You can borrow money from us using your Contract as security for the loan. The minimum loan amount is $100. Except as otherwise required by applicable state law or regulation:

•	during the first three Contract Years, you cannot borrow more than 75% of the Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received.
•	after the first three Contract Years, you can borrow up to 90% of the Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received.

Preferred loans accrue interest at a lower rate. We determine whether a loan is preferred at the time the loan is made.

The amount available for a preferred loan is equal to the lesser of:

•	the above-mentioned loan limits, or
•	the Surrender Value less premiums paid (adjusted by partial surrenders).

The loan may be repaid in whole or in part during the Insured’s lifetime. Each loan repayment must be at least $10 or the full amount of Contract Debt, if less. Loans generally are funded within seven days after receipt of a written request. (See the “Postponement of Payments,” provision in the “Other Policy Provisions” section of this prospectus.) Loans may have tax consequences. (See the “Federal Income Tax Considerations,” section of this prospectus.)

Interest. Loans will accrue interest on a daily basis at a rate of 4.0% per year, 3.0% on preferred loans. Interest is due and payable on each Contract anniversary date or when a loan payment is made if earlier. If unpaid, interest will be added to the amount of the loan and accrue interest at the same rate.

Amounts held to secure loans earn interest at the annual rate of 3.0% credited on the Contract anniversary. The amount of interest earned on the collateral held in our General Account will be allocated to the Subaccount and the Fixed Account on each Contract anniversary in the same proportion that premiums are being allocated to those Subaccounts and the Fixed Account at that time.

Effect of Loans. When a loan is made, we transfer Accumulation Value equal to the loan amount from the Separate Account and the Fixed Account to our General Account as security for the Contract Debt. The Accumulation Value transferred will be deducted from the Subaccount and the Fixed Account in accordance with your instructions. The minimum amount that can remain in a Subaccount or the Fixed Account because of a loan is $100. If you do not provide allocation instructions, the Accumulation Value transferred will be allocated among the Subaccounts and the Fixed Account pro-rata. If allocation instructions conflict with the $100 minimum described above, we may allocate the Accumulation Value transferred among the Subaccounts, and the Fixed Account pro-rata. We will also transfer Accumulation Value from the Subaccounts and the Fixed Account to the General Account to secure unpaid loan interest. We will allocate this transfer among the Subaccounts and the Fixed Account as described above. We will not impose a charge for these transfers. A loan may have tax consequences. (See the “Federal Income Tax Considerations,” section of this prospectus.)

A loan may permanently affect the Accumulation Value, even if repaid. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. The amount held as collateral is not affected by the Separate Account’s investment performance. Amounts transferred from the Separate Account or the Fixed Account as collateral will affect the Accumulation Value, whether or not the loan is repaid, because we credit the amount of the collateral at an annual interest rate of 3% rather than a rate of return reflecting the investment performance of the Separate Account or the interest rate paid by the Fixed Account. Since your Death Benefit may be affected by Accumulation Value, a loan may also affect the amount of the Death Benefit, even if repaid.

Contract Debt. Contract Debt reduces Death Benefit Proceeds and Surrender Value. If the Contract Debt exceeds the Accumulation Value less any surrender charge, you must pay the excess or your Contract will lapse. We will notify you of the amount that must be paid. (See the “Grace Period and Reinstatement,” provision of this prospectus.)

Repayment of Contract Debt. If we receive payments while a loan is outstanding, those payments are treated as additional premiums, unless you request otherwise. As Contract Debt is paid, we will transfer Accumulation Value equal to the amount of the loan payment from the General Account to the Subaccounts and the Fixed Account. We will allocate the transfers among the Subaccounts and the Fixed Account in the same proportion that premiums are being allocated at the time of the loan payment. We will make the allocation at the end of the Valuation Period during which the loan payment is received. If you do not pay the Contract Debt, we will deduct the amount of the Contract Debt from any amount payable under the Contract.

Surrenders

During the life of the Insured, you can surrender the Contract in whole or in part by sending us a written request. The maximum amount available for surrender is the Surrender Value at the end of the Valuation Period during which the surrender request is received at our Home Office. Surrenders will generally be paid within seven days of receipt of the written request. (See the “Postponement of Payments,” provision in the “Other Policy Provisions” section of this prospectus.) Any proceeds payable upon full surrender shall be paid in one sum unless an optional method of payment is elected. (See the “Payment of Contracts Benefits,” provision in the “Duration of the Contract” section of this prospectus.) Surrenders may have tax consequences. (See the “Federal Income Tax Considerations,” section of this prospectus.)

Full Surrenders. If the Contract is being fully surrendered, you must return the Contract to us with your request. Insurance coverage under the Contract will terminate as of the date of a full surrender.

Partial Surrenders. The amount of a partial surrender may not exceed the Surrender Value at the end of the Valuation Period during which the request is received less an amount sufficient to cover Monthly Deductions for three months. The minimum partial surrender is $100.

The Accumulation Value will be reduced by the amount of partial surrender and any applicable partial surrender charge. (See the “Partial Surrender Charge,” provision in the “Charges and Deductions” section of this prospectus.) This amount will be deducted from the Accumulation Value at the end of the Valuation Period during which the written request is received. The deduction will be allocated to the Subaccounts and the Fixed Account according to your instructions. If you do not provide allocation instructions we will allocate the partial surrender among the Subaccounts and the Fixed Account pro-rata.

Partial surrenders reduce the Death Benefit by the amount the Accumulation Value is reduced. If Option A is in effect, the Specified Amount will be reduced by the amount of the partial surrender. Where increases in Specified Amount occurred, a partial surrender will reduce the increases in order of the more recent increase first and finally the initial Specified Amount. Thus, partial surrenders may affect the cost of insurance charge and the Net Amount at Risk. (See “Cost of Insurance” in the “Charges and Deductions” section, and “Methods of Affecting Insurance Protection,” in the “Contract Benefit” section of this prospectus.) If Option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.

The Specified Amount remaining in force after a partial surrender may not be less than the minimum Specified Amount of $100,000. (See “Change in Death Benefit Option”, in the “Contract Benefit” section of this prospectus.)

The amount of any partial surrender will generally be paid within seven (7) days after receipt of your written request. (See the “Postponement of Payments,” provision in the “Other Policy Provisions” section of this prospectus.)

Transfers

Transfers from Fixed Account. During the thirty-day period following the Contract anniversary and each subsequent Contract anniversary, you may make one transfer from the Fixed Account to the Subaccounts. This transfer is free. The amount you can transfer from the Fixed Account to the Subaccounts is the greater of:

     •twenty-five percent of the amount in the Fixed Account, or

     •$1,000.

If we receive a request to transfer funds out of the Fixed Account before the Contract anniversary, the transfer will be made at the end of the Valuation Period during which the Contract anniversary occurs. If we receive a proper transfer request within 30 days after the Contract anniversary, the transfer will be made as of the end of the Valuation Period in which we received the transfer request.

Transfers To and From Subaccounts. You can make transfers among the Subaccounts and to the Fixed Account subject to the following restrictions:

•Requests for transfers must be in writing and must be received by our home office or may be made by telephone if properly completed telephone authorization form is on file with us.

•Transfers from Subaccounts must be at least $250, or the balance of the Subaccounts, if less.

•The minimum amount which may remain in a Subaccount after a transfer is $100.

•The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer.

We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received. We may revoke or modify the transfer privilege. You cannot transfer to the dollar cost averaging fixed account options.

Market Timing. The Contract is not appropriate for market timing or any other kind of programmed, large, or frequent transfers. These types of transactions which result in frequent purchases and redemptions or other harmful trading in shares of the Portfolios are referred to as “Market Timing”. We discourage Market Timing. Market Timing can have adverse effects for other Contract Owners, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

• When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This form of Market Timing is often referred to as “arbitrage,” and results in dilution of the value of the ownership interest of other investors in the Portfolio.

• When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption. Unexpectedly large or frequent redemptions can cause a Portfolio to sell investments prematurely and thereby lose otherwise available investment opportunities and gains.

• When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by Market Timing. If investors in a Portfolio engage in Market Timing, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.

• When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Market Timing. Market Timing often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios.

In an attempt to protect the Contract Owners and other investors in the Portfolios from the adverse effects of Market Timing, and without in any way limiting our ability to determine that other situations or practices adversely affect other Contract Owners, a Portfolio, or any other investors in the Portfolio, if, within any 120-day period, you make more than one “Buy-Sell Transaction,” as defined below, we will refuse to honor such transfer, reverse such transfer, and/or place restrictions on your transfer privileges. A “Buy-Sell Transaction” shall mean the transfer of units out of a Subaccount in which you made a purchase of units within the 60-day period prior to such transfer. Purchases and transfers made under any special programs, such as dollar cost averaging or rebalancing, are not included in the definition of a Buy-Sell Transaction.

We have implemented policies and procedures designed to deter Market Timing transfers. We will review transfer requests and transaction logs in an attempt to identify Buy-Sell Transactions. When we identify a Buy-Sell Transaction which violates the above standard, we will refuse to honor or process the transfer, reverse such transfer and/or place restrictions on your transfer privileges. If we reverse a transfer, we will do so within two Valuation Dates. We will attempt to inform you or your registered representative by telephone that the transfers have been deemed Market Timing or otherwise potentially harmful to others, that the transfer has not been honored, and/or that the transfer privileges have been restricted. If we do not succeed in reaching you or your registered representative by phone, we will send a letter by first class mail to your address of record.

We will apply our Market Timing policies and procedures consistently to all Contract Owners without special arrangement, waiver, or exception. In our sole discretion, however, we may revise the Market Timing standards and procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter Market Timing, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on Market Timing, such as dollar or percentage limits on transfers. We may change our standards to monitor for a different number of transfers with different time periods, and we may include other factors, such as the size of transfers made by Contract Owners within given periods of time, as well as the number of Buy-Sell Transactions into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential Market Timing and other potentially harmful activity, we may aggregate transfers made in two or more Contracts that we believe are connected, such as two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control. We may vary our Market Timing policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. Our Market Timing policies and procedures are currently the same for all Subaccounts. We may, however, not always apply Market Timing detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Market Timing or otherwise susceptible to harm by frequent transfers. We may also vary our Market Timing policies and procedures among our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. Since the Company retains the discretion to change its Market Timing policies and procedures at any time, you should be aware that the Company may even abandon such policies and procedures; however, it is the Company's present intention to maintain a diligent effort to discourage, detect and deter Market Timing.

We reserve the right to place restrictions on the transfer privileges of all Contract Owners we believe may otherwise engage in Market Timing or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one or more of the Portfolios in the future.

Contract Owners seeking to engage in Market Timing may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems, technological, human resource, and legal considerations. The identification of Contract Owners determined to be engaged in Market Timing or other transfer activity that may adversely affect other Contract Owners or other investors in the Portfolios involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing policies and procedures will detect all Market Timing.

In addition to the standards and procedures described in this prospectus, each of the Portfolios may have its own Market Timing policies and procedures with respect to transfers of Portfolio shares. The prospectuses of the Portfolios describe any such policies and procedures. The Market Timing policies and procedures of a Portfolio may be different, and more or less restrictive, than the Market Timing policies and procedures of other Portfolios and the Market Timing policies and procedures for the Contract described in this prospectus. You should be aware that we may not have the contractual obligation or the operational capability to fully monitor Contract Owners’ transfer requests and apply the Market Timing policies and procedures of the Portfolios. Accordingly, you should assume that the sole protection you have against potential Market Timing harm is the protection, if any, provided by the Market Timing policies and procedures for the Contract described in this prospectus. Managers of the Portfolios may contact us if they believe or suspect that there is Market Timing or other potentially harmful trading, and, if so, we will take appropriate action in an attempt to protect others. To the extent permitted by applicable law, we reserve the right to delay or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the Portfolios available through the Separate Account as a result of the Portfolios’ policies and procedures on Market Timing activities or other potentially abusive transfers. Moreover, we may, and we reserve the right to, reverse a potentially harmful transfer. You should read the prospectuses of the Portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

You should also be aware that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios’ ability to apply their respective Market Timing policies and procedures. Since other insurance companies and/or retirement plans may invest in the Portfolios, we cannot guarantee that the Portfolios will not suffer harm from Market Timing in variable contracts issued by other insurance companies or among Portfolios available to retirement plan participants. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccounts transfer requests from Contract Owners engaged in Market Timing, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy our contractual obligations to Contract Owners.

Postponed Transfers. Payment of withdrawal amounts and transfers may be postponed whenever:

•	the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC;
•	the SEC by order permits postponement for the protection of the Contract Owners; or
•	an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Telephone Transactions

You may make certain transactions under this Contract by telephoning us if you have executed and filed a telephone authorization form with us. Transactions that can be conducted over the telephone include:

•	transfering values;
•	changing how your premium payments are allocated;
•	Initiating, changing and stopping a Dollar Cost Averaging program or a Rebalancing program.

We will employ reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, but are not limited to:

•	requiring callers to identify themselves and the Contract Owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information;
•	confirming telephone transactions in writing to you; and/or
•	recording telephone transactions.

There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine.

Please note that our telephone system may not always be available for telephone calls or facsimile transmissions. Any telephone system, whether it is ours, yours, your service provider's or your registered representative's can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction by writing our home office.

Refund Privilege

Under state law, you have a free look period in which to examine a Contract and return it for a refund. The length of the free look period varies among different states, but generally runs for 10 days after your receipt of the Contract. If the Contract is canceled during the free look period, you will receive a refund equal to premiums paid adjusted by investment gains during the 15-day period such premiums have been allocated to the Subaccount investing in the American National Money Market Portfolio. (See “Allocation of Premiums,” in the “ Payment and Allocation of Premiums” section of this prospectus.) A free look period also applies to any increase in Specified Amount. If you cancel the increase, you will receive the amount of premiums paid attributable to such increase in Specified Amount adjusted by investment gains or losses.

To cancel the Contract, you should mail or deliver the Contract to our Home Office or to the office of one of our agents. We may delay paying a refund of premiums paid by check until the check has cleared your bank. (See the “Postponement of Payments,” provision in the “Other Policy Provisions” section of this prospectus.)

Dollar Cost Averaging

Under the dollar cost averaging program, you can instruct us to automatically transfer, on a periodic basis, a predetermined amount or percentage from any one Subaccount or Fixed Account, to any Subaccounts or Fixed Account. The automatic transfers from the Subaccounts can occur monthly, quarterly, semi-annually, or annually. Transfers from the Fixed Account can only occur semi-annually or annually and must be at least $1,000. The minimum transfer to each Subaccount must be at least $100. At the time the program begins, you must have at least $10,000 Accumulation Value. Transfers under dollar cost averaging will be made, and values resulting from the transfers determined, at the end of the Valuation Period that includes the transfer date designated in your instructions.

Using dollar cost averaging, you purchase more units when the unit value is low, and fewer units when the unit value is high. There is no guarantee that the dollar cost averaging program will result in higher Accumulation Value or otherwise be successful.

You can specify that only a certain number of transfers will be made, in which case the program will terminate when that number of transfers has been made. In addition, the program will terminate if Accumulation Value is less than $5,000 on a transfer date.

If you participate in the fixed account dollar cost averaging program, you may designate an amount to be held in one of the dollar cost averaging fixed account options until it is transferred to the Subaccounts or the Fixed Account as selected by you. The two options you must select from are a six-month or a twelve-month dollar cost averaging period. When you make an allocation to one of the dollar cost averaging fixed account options for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Subaccounts or the Fixed Account. Consistent with the option selected by you, we will complete the transfers within either six or twelve months of the allocation date, which will be the Date of Issue. In our discretion, we may change the rate that we set for new allocations to the dollar cost averaging fixed account options. We will never, however, set a rate less than an effective annual rate of 3%. The program is available only for the initial premium payment received on or after the Date of Issue. The minimum premium payment to participate in the program is $10,000.

You can increase or decrease the amount of transfers or discontinue the program by sending us written notice or, if a telephone transactions authorization form is on file, notifying us by phone. If you terminate the program any remaining balance in the fixed account dollar cost averaging option will be transferred to the Fixed Account. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers.

Rebalancing

Because the Subaccounts and the Fixed Account may have different investment results, your Accumulation Value may not stay in the same percentages as your initial allocation instructions. At your request, we will rebalance your Accumulation Value by allocating premiums and transferring Accumulation Value to ensure conformity with your allocation instructions. We will rebalance your Accumulation Value on a calendar quarter, semi-annual or annual basis according to your instructions. We will rebalance, and determine any values resulting from the rebalancing, at the end of the Valuation Period that includes the rebalancing date in your request. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers. At the time the program begins, you must have at least $10,000 of Accumulation Value. If the Accumulation Value is less than $5,000 on a rebalancing date, the program will be discontinued.

You can request participation in the rebalancing program at any time. You can discontinue the program by sending us written notice or, if a telephone transfer authorization form is on file with us, by calling by telephone.

PAYMENT AND ALLOCATION OF PREMIUMS

Issuance of a Contract

If you want to purchase a Contract, you must complete an application and submit it to our Home Office. We will only issue a Contract to individuals 85 years of age or less on their last birthday who supply satisfactory evidence of insurability. Acceptance is subject to our underwriting rules.

The Date of Issue is used to determine Contract anniversary dates, Contract Years, and Contract months.

Premiums

You must pay the initial premium for the Contract to be in force. The initial premium must be at least 1/12th of the first year Guaranteed Coverage Premium. The initial premium and all other premiums are payable at our Home Office. Subject to certain limitations, you have flexibility in determining the frequency and amount of premiums since the Planned Periodic Premium schedule is not binding on you.

Premium Flexibility

You may make unscheduled premium payments at any time in any amount, subject to the premium limitations described herein.

Planned Periodic Premiums. At the time the Contract is issued, you can determine a Planned Periodic Premium schedule. The amounts and frequency of the Planned Periodic Premiums will be shown on the Data Page. During the Guaranteed Coverage Benefit period, the Planned Periodic Premium must be at least the Guaranteed Coverage Premium. You are not required to pay premiums in accordance with the Planned Periodic Premium schedule.

You can change the frequency and amount of Planned Periodic Premiums by sending a written request to our Home Office. We may limit any increase in premium to comply with applicable federal tax law. We will send premium payment notices annually, semi-annually, quarterly or monthly depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Contract will remain in force unless the Guaranteed Coverage Benefit provision is in effect.

Premium Limitations. Total premiums paid cannot exceed the current maximum premium limitations established by the guideline premium tax qualification test. If a premium is paid which would cause total premiums to exceed the maximum premium limitation, we will only accept that portion of the premium equal to the maximum. We will return any part of the premium in excess of that amount or apply it as otherwise agreed. No further premiums will be accepted until permitted under the federal tax laws prescribing maximum premium limitations.

We may refuse to accept a premium or require additional evidence of insurability if the premium would increase the Net Amount at Risk. We may also establish a minimum acceptable premium amount.

Premiums Upon Increase in Specified Amount. If you request an increase in the Specified Amount, we will notify you if any additional premium is required. Whether additional premium will be required will depend upon:

     •the Accumulation Value of the Contract at the time of the increase; and

     •the amount of the increase you request.

Allocation of Premiums and Accumulation Value

Allocation of Premiums. Premiums are allocated according to your instructions. The minimum percentage or premium that you may allocate to any one Subaccount or to the Fixed Account is the greater of 10% or $20. You can change the allocation without charge by providing proper written notification to our Home Office. Your notice must include the Contract number to which the instructions apply. Your revised allocation instructions will apply to premiums received by us on or after the date proper written notification is received. You may also change how your premium payments are allocated by telephone, if you have a telephone transactions authorization on file with us.

Accumulation Value. The value of Subaccounts will vary with the investment performance of these Subaccounts and you bear the risk that those investments might actually lose money. The performance of these investments affects the Accumulation Value and may affect the Death Benefit as well.

Grace Period and Reinstatement

Grace Period. If the Surrender Value is insufficient to pay the Monthly Deduction, you have a grace period of sixty-one days to pay an additional premium. The grace period begins on the date Surrender Value is insufficient to cover the Monthly Deduction. At the beginning of the grace period, we will mail you notice to your last known address we have on file advising you of the necessary additional premium. If you do not pay the additional premium during the grace period, the Contract will terminate. If the Contract terminates and is not reinstated as described below, the Contract will have no Accumulation Value, Surrender Value or Death Benefits. If the Insured dies during the grace period, any overdue Monthly Deductions and Contract Debt will be deducted from the Death Benefit Proceeds. No loans, partial surrenders or transfers are permitted during the Grace Period.

Reinstatement. A Contract may be reinstated any time within five years after termination. A Contract cannot be reinstated if it was surrendered. Reinstatement will be effected based on the Insured’s underwriting classification at the time of the reinstatement.

Reinstatement is subject to the following:

     •evidence of insurability satisfactory to us;

     •reinstatement or repayment of Contract Debt;

     •payment of Monthly Deductions not collected during the grace period; and

     •payment of the premium sufficient to pay the Monthly Deduction for three months after the date of reinstatement. You must also make a premium payment in an amount that will provide a Surrender Value sufficient to pay the next Monthly Deduction after the date of reinstatement. This is necessary in order to avoid the Contract immediately going into another Grace Period.

The original Date of Issue, and the Effective Dates of increases in Specified Amount (if applicable), will be used for purposes of calculating Monthly Deductions and the surrender charge. If any Contract Debt was reinstated, an amount equal to the debt will be held in our General Account. During the lapse period, Contract Debt will accrue interest at a rate of 6%. Accumulation Value will then be calculated as described under the “Accumulation Value” provision of this prospectus. The Effective Date of reinstatement will be the first Monthly Deduction Date on or next following the date we approve the application for reinstatement.

CHARGES AND DEDUCTIONS

Premium Charges

A premium charge of 6% will be deducted from any premium payment before allocating such premiums among the Subaccounts and the Fixed Account. After the first ten Contract Years, the premium charge is 4%, and will be deducted from any premium received. We reserve the right to change the premium charge. We can change the premium charge only once each Contract Year. The premium charge will never exceed 6%.

Charges from Accumulation Value

Certain Monthly Deductions and Daily Asset Charges will reduce the Accumulation Value.

Monthly Deduction. On each Monthly Deduction Date the Accumulation Value is reduced by:

•	Cost of Insurance Charge. Because the cost of insurance depends upon several variables, the cost can vary from month to month. We will determine the monthly cost of insurance charges by multiplying the applicable cost of insurance rate by the Net Amount at Risk, as of the Monthly Deduction Date, for each Contract month.
•	Charge for the Cost of any Riders.
•	Monthly Maintenance Fee. The monthly maintenance fee is $7.50.
•	Monthly Expense Fee. The monthly fee is charged per $1,000 of Specified Amount based upon the issue age, risk class, Guarantee Coverage Benefit period, and number of Contact Years the Contract has been in force. The monthly fee is determined when the Contract is issued. Currently, we do not assess a monthly expense fee after five Contract Years unless you have selected the lifetime Guaranteed Coverage Benefit period. (See the “Guaranteed Coverage Benefit” provision in the “Contract Benefits” section of this prospectus and the “Monthly Expense Fee” in the Fee Table entitled “Periodic Charges Other Than Portfolio Operating Expenses” in this prospectus.);

The Monthly Deduction is the sum of the cost of insurance charge, applicable charge for any riders, the monthly maintenance fee, and monthly expense fee. The Monthly Deduction compensates us for providing the insurance benefits and administering the Contract. We deduct the Monthly Deduction as of the Date of Issue and on each Monthly Deduction Date thereafter. We will allocate the deduction among the Subaccounts and the Fixed Account pro-rata. The cost of insurance, monthly expense fee, and the monthly maintenance fee are further described below. Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction itself may vary in amount from month to month.

Cost of Insurance. The monthly cost of insurance rate is based on the Insured’s sex, Attained Age, Specified Amount, and underwriting risk class. The rate may vary if the Insured is a nicotine user or nicotine non-user, if the Insured is in a preferred or standard risk classification, or if the Insured is in a substandard risk classification and rated with a tabular extra rating.

For the initial Specified Amount, the cost of insurance rate will not exceed those in the schedule of monthly guaranteed maximum cost of insurance rates shown on the Data Page. These guaranteed rates are based on the Insured’s age last birthday. The current rates range between 28% and 65% of the guaranteed rates. Any change in the current cost of insurance rates will apply to all persons of the same age, sex, risk class and Specified Amount.

Guaranteed maximum cost of insurance rates are calculated based on the 1980 Commissioners Standard Ordinary (CSO) Smoker or Nonsmoker Mortality Tables (Age Last Birthday).

The underwriting risk class for the initial Specified Amount and the Specified Amount for any increase may be different. Consequently, the cost of insurance rate for the initial Specified Amount and each increase in Specified Amount may be different. Decreases will also be reflected in the cost of insurance rate. (See the “Change in Specified Amount,” provision in the “Contract Benefits” section of this prospectus.)

The actual charges made during the Contract Year will be shown in the annual report delivered to you.

Guaranteed maximum cost of insurance rates for Policies issued on a non-sex distinct basis are calculated based on the 1980 CSO-SB and the 1980 CSO-NB Mortality Tables (Age Last Birthday) for issue or increase ages 15 and above. For ages 0-14, the 1980 CSO-B Mortality Table (Age Last Birthday) was used through attained age 14 and the 1980 CSO-NB Mortality Table (Age Last Birthday) for attained ages 15 and above.

The rate class of an Insured may affect the cost of insurance rate. We currently place insureds into a preferred rate class, standard rate class, or substandard rate class that involves a higher mortality risk. In an otherwise identical Contract, an Insured in the standard rate class will typically have a lower cost of insurance than an Insured in a substandard rate class. Similarly, in an otherwise identical Contract, an Insured in a preferred rate class typically has a lower cost of insurance than one in a standard rate class. If a Contract is rated at issue with a tabular extra rating, the guaranteed rate is generally a multiple of the guaranteed rate for a standard issue.

Insureds may also be assigned a flat extra rating to reflect certain additional risks. The flat extra rating will increase the total Monthly Deduction.

Daily Asset Charge. On each Valuation Date, each unit value is reduced by a Daily Asset Charge not to exceed 0.70% annually of the average daily net assets in each Subaccount. Currently, the Daily Asset Charge is 0.70% for the first fifteen Contract Years. Thereafter, there is no Daily Asset Charge is 0.00%, but we reserve the right to impose a Daily Asset Charge, not to exceed 0.70% annually.

This charge is to compensate us for mortality and expense risks (“M&E”). The mortality risk is that insureds may live for a shorter time than we assumed. If so, we will have to pay Death Benefits greater than we estimated. The expense risk is that expenses incurred in issuing and administering the Contracts will exceed our estimates. We reserve the right to change the Daily Asset Charge once each Contract Year. The deduction will equal the annual rate divided by 365 and multiplying the result by the number of days since the last Valuation Date. We will not deduct a Daily Asset Charge from the Fixed Account.

Surrender Charge. If You surrender all or a part of Your Contract, we may assess a surrender charge. Surrender charges are intended to compensate us for the costs of distributing the Contract.

We may also assess a surrender charge upon decreases in Specified Amount or upon Death Benefit option changes that result in a decrease in Specified Amount. (See the “Change in Specified Amount,” provision in the “Contract Benefits” section of this prospectus.)

The surrender charge is more substantial in early Contract Years. Accordingly, the Contract is more suitable for long-term purposes.

The surrender charge for a full surrender is assessed based on a rate per $1,000 of Specified Amount, with the charges being calculated separately for the original Specified Amount and each increase, if any, in Specified Amount. The surrender charge for the initial Specified Amount is applicable until the 16th Contract anniversary. For an elective increase in Specified Amount, the surrender charge is applicable for 15 years after the Effective Date of such increase. Thereafter, there is no surrender charge.

The surrender charge varies by Age at Issue and risk class. In the first Contract Year, the surrender charge shall range from $15.38 per $1,000 of Specified Amount to $57.87 per $1,000 of Specified Amount. The rate is the same for the first five years since issue or increase, and reduces to zero after fifteen years.

Partial Surrender Charge. We will impose a $25 fee for each partial surrender of any amount. In addition, if Death Benefit Option A is in effect, a partial surrender charge will be charged for the related decrease in Specified Amount. The partial surrender charnge is in proportion to the surrender charge that would apply to a full surrender. (See the “Change in Specified Amount,” provision in the “Contract Benefits” section of this prospectus.)

Transfer Charge. We will make the first 12 transfers of Accumulation Value in any Contract Year without a transfer charge. A charge of $10 will be deducted from the amount transferred for each additional transfer among the Subaccounts or from the Subaccounts to the Fixed Account. This charge compensates us for the costs of effecting the transfer. The transfer charge cannot be increased.

Expense Recoupment. We intend to recoup the cost of benefits, issue and underwriting costs, administrative costs, commissions, taxes and other sales expenses primarily, but not exclusively, through:

     •the monthly expense fee;

     •the monthly maintenance fee;

     •the sales charge;

     •the deferred sales charge;

     •the daily asset charge (mortality and expense risk charge);

     •the cost of insurance charge;

     •revenues, including 12b-1 fees or a portion thereof if, any, received from the Portfolios or their managers; and

     •investment earning on amounts allocated under Contracts to the Fixed Account.

Commissions paid on the Contract, including other incentives or payments, are not directly charged to the Contract Owners or the Separate Account.

Fees and Expenses Incurred by Portfolios. In addition, the managers of the Portfolios will charge certain fees and expenses against the Portfolios. (See the “Annual Portfolio Company Operating Expenses,” table in the “Risk/Benefit Summary: Fee Tables” section of this prospectus. Also, see the Funds’ prospectuses.) No portfolio fees or expenses will be charged from the Fixed Account.

Taxes. Currently, we will not make a charge against the Separate Account for federal, state, or local income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal tax, or any significant state or local tax treatment of the Company changes. We would deduct such charges, if any, from the Separate Account and/or the Fixed Account. We would not realize a profit on such tax charges with respect to the Contracts.

Exceptions to Charges

We may reduce the premium charge, surrender charge, monthly expense fee, monthly maintenance fee, cost of insurance and Daily Asset Charge for, or credit additional amounts on, sales of the Contract to a trustee, employer, or similar entity where we determine that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of American National Insurance Company and any of its subsidiaries may be permitted to purchase the Contract with substantial reductions of premium charge, surrender charge, monthly expense fee, monthly maintenance fee, cost of insurance or Daily Asset Charge.

The Contract may be sold directly, without compensation, to: (1) a registered representative, (2) employees, officers, directors, and trustees of American National Insurance Company and its subsidiaries, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and (3) employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family member of the foregoing. If sold under these circumstances, a Contract may be credited in part or in whole with any cost savings resulting from the sale being direct, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

AMERICAN NATIONAL INSURANCE COMPANY,
THE SEPARATE ACCOUNT, THE FUNDS
AND THE FIXED ACCOUNT

American National Insurance Company

Our home office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550.

The Separate Account

The assets of the Separate Account are held exclusively for your benefit and the benefit of other people entitled to payments under variable life Contracts we issue. Incomes, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of American National’s other assets. The assets of the Separate Account may not be used to pay any liabilities of American National other than those arising from the Contract. We are obligated to pay all amounts promised to the Contract Owners under the Contract. We are the legal holders of the Separate Account’s assets. The assets are held separate and apart from the General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the Subaccounts. We will at all times maintain assets in the Separate Account with a total market value at least equal to the reserve and other Contract liabilities of the Separate Account. Liabilities arising out of other aspects of our business cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account’s assets, are credited to or charged against the Separate Account without regard to income, gains or losses arising out of other aspects of our business. If, however, the Separate Account’s assets exceed its liabilities, the excess shall be available to cover the liabilities of our General Account.

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

We will redeem shares in the Portfolios as needed to:

     •collect charges,

     •pay the Surrender Value,

     •secure loans,

     •provide benefits, or

     •transfer assets from one Subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

The Separate Account may include other Subaccounts that are not available under the Contract. We may from time to time discontinue the availability of some of the Subaccounts. If the availability of a Subaccount is discontinued, we may redeem any shares in the corresponding Portfolio and substitute shares of another registered, open-end management company.

We may also establish additional Subaccounts. Each new Subaccount would correspond to a Portfolio of a registered, open-end management company. We would establish the terms upon which existing Contract Owners could purchase units in the Subaccounts corresponding to such Portfolios.

If any of these substitutions or changes is made, we may change the Contract by sending an endorsement. We may:

     •operate the Separate Account as a management company,

     •de-register the Separate Account if registration is no longer required,

     •combine the Separate Account with other separate accounts,

     •restrict or eliminate any voting rights associated with the Separate Account, or

     •transfer the assets of the Separate Account relating to the Contracts to another separate account.

We will not make any changes to the menu of Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

Since we are the legal holders of the Portfolio shares held by the Separate Account, we can vote on any matter that may be voted upon at a shareholder’s meeting. To the extent required by law, we will vote all shares of the Portfolios held in the Separate Account at shareholders’ meetings in accordance with instructions we receive from you and other Contract Owners. The number of votes for which each Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund’s Board of Directors. We will furnish Contract Owners with the proper forms, materials, and reports to enable them to give us these instructions. We will vote Portfolio shares held in each Subaccount for which no timely instructions from Contract Owners are received and shares held in each Subaccount which do not support Contract Owner interests in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

The Separate Account is not the only insurance company separate account that invests in the Portfolios. Other insurance company separate accounts, including those funding other variable annuity contracts, variable life policies and other insurance contracts and retirement plans, invest in some of the Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies and owners of other variable annuity contracts whose values are allocated to other separate accounts investing in the Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contract Owners or owners of other contracts and the retirement plans which invest in the Portfolios or those plans’ participants. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

The Funds

Each Subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the Subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses, and other aspects of their operation. The investment objectives of each Portfolio are stated below.

FUND: AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC. ADVISER: SECURITIES MANAGEMENT AND RESEARCH, INC.
Subaccount investing in:	Investment objective:
American National Growth Portfolio	seeks to achieve long-term capital appreciation
American National Balanced Portfolio	seeks to conserve principal, produce current income, and achieve long-term capital appreciation
American National Equity Income Portfolio	seeks current income and long-term capital appreciation
American National High Yield Bond Portfolio	seeks to provide a high level of current income; As a secondary investment objective, the portfolio seeks capital appreciation
American National International Stock Portfolio	seeks to obtain long-term growth of capital through investments primarily in the equity securities of established, non-U.S. companies
American National Small-Cap/Mid-Cap Portfolio	seeks to provide long-term capital growth by investing primarily in stocks of small to medium-sized companies
American National Government Bond Portfolio	seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities
American National Money Market Portfolio	seeks the highest current income consistent with the preservation of capital and maintenance of liquidity

FUND: THE ALGER AMERICAN FUND CLASS - O SHARES ADVISER: FRED ALGER MANAGEMENT, INC.
Subaccount investing in:	Investment objective:
Alger American Small Capitalization Portfolio	seeks to long-term capital appreciation
Alger American Growth Portfolio	seeks long-term capital appreciation
Alger American MidCap Growth Portfolio	seeks long-term capital appreciation
Alger American Leveraged AllCap Portfolio	seeks long-term capital appreciation
Alger American Income & Growth Portfolio	primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation
Alger American Balanced Portfolio	seeks current income and long-term capital appreciation

FUND: FEDERATED INSURANCE SERIES
ADVISER:Federated Equity Management Company of Pennsylvania is the Adviser for Federated Capital Income Fund II, Federated Mid Cap Growth Strategies Fund II, Federated Equity Income Fund II and Federated Kaufmann Fund II
Subaccount investing in:	Investment objective:
Federated Capital Income Fund II Subadvised by: Federated Investment Management Company.	seeks to achieve high current income and moderate capital appreciation
Federated Mid Cap Growth Strategies Fund II	seeks capital appreciation
Federated Equity Income Fund II	seeks to provide above average income and capital appreciation
Federated Kaufmann Fund II - Primary Shares Subadvised by: Federated Global Investment Management Corp.	seeks capital appreciation
ADVISER:Federated Investment Managment Company is the Adviser for Federated High Income Bond Fund II, Federated Fund for U.S. Governement Securities II and Federated Quality Bond Fund II		Federated High Income Bond Fund II - Primary Shares	seeks high current income
Federated Fund for U.S. Government Securities II	seeks to provide current income
Federated Quality Bond Fund II - Primary Shares	seeks to provide current income

FUND: FIDELITY VARIABLE INSURANCE PRODUCTS - SERVICE CLASS 2 ADVISER: FIDELITY MANAGEMENT &RESEARCH COMPANY
Subaccount investing in:	Investment objective:
VIP Mid Cap Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
FMR Co., Inc.	seeks long-term growth of capital
VIP Index 500 Portfolio Subadvised by: Geode Capital Management FMR Co., Inc.	seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the Standard & Poor's 500SM Index (S&P 500®)
VIP Contrafund® Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks long-term capital appreciation
VIP Aggressive Growth Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks capital appreciation
VIP Growth Opportunities Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks to provide capital growth
VIP Equity-Income Portfolio subadvised by: FMR Co., Inc.	seeks reasonable income and will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500®
VIP Investment Grade Bond Portfolio subadvised by: Fidelity International Investment Advisors Fidelity International Investment Advisors (U.K.) Limited Fidelity Investments Money Management, Inc.	seeks as high a level of current income as is consistent with the preservation of capital
VIP Growth and Income Portfolio
subadvised by:
Fidelity Management &Research (U.K.) Inc.
Fidelity Management &Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks high total return through a combination of current income and capital appreciation.
VIP Value Portfolio
subadvised by:
Fidelity Management &Research (U.K.) Inc.
Fidelity Management &Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks capital appreciation
VIP Value Leaders Portfolio
subadvised by:
Fidelity Management &Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks capital appreciation
VIP Value Strategies Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks capital appreciation

FUND: AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES ADVISER: AIM ADVISORS, INC.
Subaccount investing in:	Investment objective:
AIM V.I. Global Health Care Fund	seeks capital growth
AIM V.I. Small Company Growth Fund	seeks long-term capital growth
AIM V.I. Utilities Fund	seeks capital growth and also seeks current income
AIM V.I. Dynamics Fund	seeks long-term capital growth
AIM V.I. Financial Services Fund	seeks capital growth
AIM V.I. Technology Fund	seeks capital growth
AIM V.I. Real Estate Fund Subadvised by: INVESCO Institutional (N.A.), Inc.	seeks to achieve high total return.

FUND: MFS® VARIABLE INSURANCE TRUST - INITIAL CLASS SHARES ADVISER: MASSACHUSETTS FINANCIAL SERVICE COMPANY
Subaccount investing in:	Investment objective:
MFS Capital Opportunities Series	seeks capital appreciation
MFS Emerging Growth Series	seeks long-term growth of capital
MFS Research Series	seeks long-term growth of capital and future income
MFS Investors Trust Series	seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income

T. Rowe Price
ADVISER: T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of T. Rowe Price Equity Series, Inc. and the T. Rowe Price Fixed Income Series, Inc.

ADVISER: T. Rowe Price International,Inc., is responsible for selection and management of the portfolio investments of T. Rowe Price International Series, Inc.
FUND: T. Rowe Price Equity Series, Inc.
Subaccount investing in:	Investment objective:
T. Rowe Price Equity Income Portfolio	seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies
T. Rowe Price Mid-Cap Growth Portfolio*	seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth

FUND: T. ROWE PRICE FIXED INCOME SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price Limited-Term Bond Portfolio	seeks a high level of income consistent with moderate fluctuations in principal value

FUND: T. Rowe Price International series, Inc.
Subaccount investing in:	Investment objective:
T. Rowe Price International Stock Portfolio	seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies
* Not available for investment in contracts issued on or after May 1, 2004.

Each Portfolio’s total operating expenses may include fees for management, shareholder services, 12b-1 fees, and other expenses, such as custodial, legal, and other miscellaneous fees. The prospectuses for the Funds contain more detailed information about the Portfolios, including a description of investment objectives, restrictions, expenses and risks. You should carefully read those prospectuses and retain them for future reference.

You should periodically review your allocation to make sure that your investment choices are still appropriate in light of any market developments or changes in your personal financial situation.

We have entered into or may enter agreements with the investment advisor or distributor of the Portfolios. These agreements require us to provide administrative and other services. In return, we receive a fee based upon an annual percentage of the average net asset amount we invested on behalf of the Separate Account and our other separate accounts. Some advisors or distributors may pay us a greater percentage than others. We receive 12b-1 fees from Fidelity Variable Insurance Products for the distribution of the Portfolios of that Fund.

Fixed Account

You can allocate some or all of your premium payments to the Fixed Account. You can also, subject to certain limitations, transfer amounts from the Separate Account to the Fixed Account or from the Fixed Account to the Separate Account. (See the “Transfers,” provision in the “Contract Rights” section of this prospectus.)

We establish the Declared Rate and may adjust the rate each month; however, we guarantee an effective annual rate of at least 3.0% compounded daily.

Payments allocated to the Fixed Account and transfers from the Separate Account to the Fixed Account are placed in our General Account, which supports insurance and annuity obligations. The General Account includes all of our assets, except those assets segregated in our separate accounts. We have discretion over the investment of assets of the General Account, subject to applicable law. We bear the risk that the investments in the General Account will lose money. You bear the risk that the Declared Rate will fall to a lower rate.

Interests in the General Account have not been registered with the SEC as securities and the General Account has not been registered as an investment company. Accordingly, neither the General Account nor any interest in the General Account is generally subject to the provisions of federal securities laws. The SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is general and is not tax advice.

Introduction

The following summary provides a general description of the federal income tax considerations relating to the Contract. This summary is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”). Because of the complexity of such laws and the fact that tax results will vary according to the factual status of the specific Contract involved tax advice from a qualified tax advisor may be needed by a person contemplating the purchase of a Contract or the exercise of certain elections under the Contract. These comments concerning federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the Contract. Further, these comments do not take into account any federal estate tax and gift, state, or local tax considerations which may be involved in the purchase of a Contract or the exercise of certain elections under the Contract. For complete information on such federal and state tax considerations, a qualified tax advisor should be consulted. We do not make any guarantee regarding the tax status of any Contract, and the following summary is not tax advice.

Tax Status of the Contract

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Contract must satisfy certain requirements which are set forth in the Internal Revenue Code (the “Code”). Guidance as to how these requirements apply is limited. Nevertheless, we believe that Contracts issued on a standard or preferred basis should satisfy the applicable requirements. There is less guidance, however, with respect to Contracts issued on a sub-standard basis and it is not clear whether such Contracts will in all cases satisfy the applicable requirements. We reserve the right to restrict Contract transactions and to make other modifications in order to bring the Contract into compliance with such requirements.

In certain circumstances, owners of variable life insurance contracts may be considered for federal income tax purposes to be the owners of the assets of the insurance company separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners would be taxed on income and gains attributable to separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets.

In addition, the Code requires that the investments of the Separate account be “adequately diversified” in order for the Contracts to be treated as life insurance contracts for federal income tax purposes. It is intended that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Contract will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF CONTRACT PROCEEDS

In general, we believe that the Death Benefit Proceeds under a Contract will be excludable from the gross income of the Beneficiary.

Generally, the Contract Owner will not be deemed to be in constructive receipt of the Accumulation Value until there is a distribution. When distributions from a Contract occur, or when loans are taken out from or secured by a Contract, the tax consequences depend on whether the Contract is classified as a “Modified Endowment Contract.”

Depending on the circumstances, the exchange of a Contract, a change in the Contract’s Death Benefit option, a loan, a partial or full surrender, the continuation of the Contract beyond the Insured’s 100th birthday, a change in ownership, or an assignment of the Contract may have federal income tax consequences.

Modified Endowment Contracts. Whether a Contract is treated as a Modified Endowment Contract depends upon the amount of premiums paid in relation to the Death Benefit provided under the Contract. The rules for determining whether a Contract is a Modified Endowment Contract are extremely complex. In general, however, a Contract will be considered to be a Modified Endowment Contract if the accumulated premium payments made at any time during the first seven Contract Years exceed the sum of the net level premiums which would have been paid on or before such time if the Contract provided for paid-up future benefits after the payment of seven level annual premium payments.

In addition, if a Contract is “materially changed,” it may cause such Contract to be treated as a Modified Endowment Contract. The material change rules for determining whether a Contract is a Modified Endowment Contract are also extremely complex. In general, however, the determination of whether a Contract will be a Modified Endowment Contract after a material change depends upon (i) the relationship of the Death Benefit at the time of change to the Accumulation Value at the time of such change, and (ii) the additional premiums paid in the seven Contract Years following the date on which the material change occurs.

The manner in which the premium limitation and material change rules should be applied to certain features of the Contract and its riders is unclear. If we determine that a Contract Owner has made excessive premium payments that will cause a Contract to be considered a Modified Endowment Contract, we will notify the Contract Owner of the tax consequences and give the Contract Owner the option of having the excessive premiums refunded. If the Contract Owner requests a refund within 30 days after receipt of such notice, we will refund the excessive premium payments to prevent the Contract from becoming a Modified Endowment Contract.

Due to the Contract’s flexibility, classification of a Contract as a Modified Endowment Contract will depend upon the individual circumstances of each Contract. Accordingly, a prospective Contract Owner should contact a qualified tax advisor before purchasing a Contract to determine the circumstances under which the Contract would be a Modified Endowment Contract. In addition, a Contract Owner should contact a tax advisor before making any change to a Contract, exchanging a Contract, or reducing Contract benefits, to determine whether such change would cause the Contract (or the new Contract in the case of an exchange) to be treated as a Modified Endowment Contract.

If a Contract becomes a Modified Endowment Contract, distributions such as partial surrenders and loans that occur during the Contract Year it becomes a Modified Endowment Contract and any subsequent Contract Year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Contract within two years before it becomes a Modified Endowment Contract will be taxed in this manner. This means that a distribution made from a Contract that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

Whether a Contract is or is not a Modified Endowment Contract, upon a complete surrender or a lapse or termination of a Contract if the amount received plus the amount of any indebtedness exceeds the total investment in the Contract (described below), the excess will generally be treated as ordinary income subject to tax.

Distributions Other Than Death Benefit Proceeds from Modified Endowment Contracts. Contracts classified as Modified Endowment Contracts will be subject to the following tax rules:

1)	All distributions from such a Contract (including distributions upon partial or full surrender) are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at such time.

2)	Loans taken from (or secured by) such a Contract are treated as distributions from such a Contract and taxed accordingly. This includes unpaid loan interest that is added to the principal of a loan.

3)	A 10 percent penalty tax is imposed on the portion of any distribution from such a Contract that is included in income. This includes any loan taken from or secured by such a Contract. This penalty tax does not apply if the distribution or loan:

a)	is made on or after the Contract Owner reaches actual age 59½;

b)	is attributable to the Contract Owner’s becoming disabled; or

c)	is part of a series of substantially equal periodic payments for (i) the life (or life expectancy) of the Contract Owner, or (ii) the joint lives (or joint life expectancies) of the Contract Owner and the Beneficiary.

Distributions Other Than Death Benefit Proceeds from Contracts that are not Modified Endowment Contracts. Distributions other than Death Benefit Proceeds from a Contract that is not classified as a Modified Endowment Contract generally are treated first as a recovery of the Contract Owner’s investment in the Contract. After the recovery of all investment in the Contract, additional amounts distributed are taxable income. However, certain distributions which must be made in order to enable the Contract to continue to qualify as a life insurance contract for federal income tax purposes if Contract benefits are reduced during the first 15 Contract Years may be treated in whole or in part as ordinary income subject to tax.

Loans. Loans from a Contract (or secured by a Contract) that is not a Modified Endowment Contract are generally not treated as distributions. Instead, such loans are treated as indebtedness of the Contract Owner. However, the tax consequences associated with loans that are outstanding after the first 15 Contract Years are less clear and a tax adviser should be consulted about such loans. Interest paid on a loan generally is not tax-deductible. The Contract Owner should consult a tax advisor regarding the deductibility of interest paid on a loan.

Finally, neither distributions from nor loans from (or secured by) a Contract that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

Investment in the Contract. “Investment in the Contract” means:

a)	the aggregate amount of any premium payments or other consideration paid for a Contract; minus

b)	the aggregate amount of distributions received under the Contract which is excluded from the gross income of the Contract Owner (except that the amount of any loan from, or secured by, a Contract that is a Modified Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded); plus

c)	the amount of any loan from, or secured by, a Contract that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the Contract Owner.

Multiple Contracts. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same Contract Owner during any calendar year are treated as one Modified Endowment Contract. This applies to determining the amount includible in the Contract Owner’s income when a taxable distribution occurs.

Other Contract Owner Tax Matters. The tax consequences of continuing the Contract beyond the Insured’s 100th year are unclear. You should consult a tax advisor if you intend to keep the Contract in force beyond the Insured’s 100th year.

Businesses can use the Contracts in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. Any business contemplating the purchase of a new Contract or a change in an existing Contract should consult a tax adviser.

Federal, state and local estate, inheritance, transfer and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each Contract Owner or Beneficiary. A tax advisor should be consulted on these consequences.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Moreover, it is possible that any change could be retroactive (that is, effective prior to the date of change). Consult a tax adviser with respect to legislative developments and their effect on the Contract.

AMERICAN NATIONAL’S INCOME TAXES

American National is taxed as a life insurance company under the Code. Under current federal income tax law, American National is not taxed on the Separate Account’s operations. Thus, we currently do not deduct a charge from the Separate Account for federal income taxes. Nevertheless, we reserve the right in the future to make a charge for any such tax that we determine to be properly attributable to the Separate Account or to the Contracts.

Under current laws in some states, we may incur state and local taxes (in addition to premium taxes). At present, these taxes are not significant and we are not currently charging for them. However, we may deduct charges for such taxes in the future.

OTHER POLICY PROVISIONS

Control of Contract. Subject to the rights of any irrevocable Beneficiary and assignee of record, all rights, options, and privileges belong to the Contract Owner, if living; otherwise to any contingent owner or owners, if living; otherwise to the estate of the last Contract Owner to die. If the Contract Owner is a minor, first the applicant, then the Beneficiary, if living and legally competent, may exercise all rights of ownership.

Change of Beneficiary. Unless the Beneficiary designation is irrevocable, you can change the Beneficiary by written request on a Change of Beneficiary form at any time during the Insured’s lifetime. We may require that the Contract be returned to our Home Office for endorsement of any change, or that other forms be completed. The change will take effect as of the date the change is recorded at our Home Office. We will not be liable for any payment made or action taken before the change is recorded. There is no limit on the number of Beneficiary changes that may be made.

Change in Contract Owner or Assignment. In order to change the Contract Owner or assign Contract rights, an assignment of the Contract must be made in writing and filed at our Home Office. The change will take effect as of the date the change is recorded at our Home Office, and we will not be liable for any payment made or action taken before the change is recorded. Payment of proceeds is subject to the rights of any assignee of record. No partial or contingent assignment of the Contract will be permitted. A collateral assignment is not a change of ownership.

Postponement of Payments. Payment of any amount upon refund, full surrender, partial surrender, loans, benefits payable at death, and transfers, which require valuation of a Subaccount, may be postponed whenever:

•	the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;

•	the SEC by order permits postponement for the protection of Contract Owners; or

•	an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets. Surrenders, loans or partial surrenders from the Fixed Account may be deferred for up to 6 months from the date of written request.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been obtained and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicated with certainty, we believe that at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

FINANCIAL STATEMENTS

We have included the consolidated financial statements of the Company and the financial statements of the Separate Account in the Statement of Additional Information. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the Contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Accounts.

HYPOTHETICAL ILLUSTRATIONS

(Female)

Please note that the purpose of these illustrations is to show how the performance of the underlying Portfolios could affect the Accumulation Value and Death Benefit using assumed rates of return and assumed Contract Owner characteristics. These illustrations are hypothetical and may not be used to project or predict investment results.

WealthQuest III Variable Universal Life

Issued by American National Insurance Company. Distributed by Securities Management and Research, Inc., a broker-dealer subsidiary of American National Insurance Company, 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, Member NASD, SIPC.

Narrative Explanation

The WealthQuest III Variable Universal Life Contract allows flexible premium payments, subject to the company’s minimum premium requirements and the maximum premium payments allowed by law. Likewise, the Death Benefit is adjustable, although certain restrictions will apply to your ability to change the Death Benefit. Unlike fixed benefits of traditional whole life insurance, a variable universal life contract allows you to decide how the premiums and accumulation values should be invested. Depending on the investment experience of the Separate Account, the accumulation values, surrender values and death benefits may increase or decrease.

An illustration is not a contract. It is not authorized for distribution unless preceded or accompanied by a current prospectus. You should also refer to the current prospectus of any Portfolio you may select for more information before making any purchases.

The hypothetical investment rates of return shown in these illustrations are illustrative only and should not be deemed a representation of past or future investment rates of return. The gross rates of return shown in these illustration do not reflect the deductions of the charges and expenses of the Portfolios. The net investment return reflects the impact of the Daily Asset Charge or Mortality & Expense risk fee (“M&E”) and underlying Fund management fees and expenses for the Portfolios. Actual rates of return may be more or less than those shown and will depend on the actual performance of the specific investment allocations made by a Contract Owner and the specific characteristics and decisions of a Contract Owner. The benefits and values illustrated assume that the cost of insurance rates do not change, that the time and amount of premium payments do not vary from those illustrated, that loans and partial surrenders are not taken and that there are no changes in Specified Amount or coverage type. Daily charges by American National for mortality and expense risks (M&E) and underlying fund management fees and expenses are deducted from the value of the net assets of the Subaccounts. Current M&E charge is 0.70% for years 1 — 15 and 0.00% thereafter of the average daily net assets; the guaranteed M&E charge is 0.70% for all years. The Fund management fees and expenses for the underlying Portfolios is assumed to be 1.11%. This assumption is based on an arithmetic average of the Fund management fees and expenses for all of the Portfolios as of December 31, 2005.

The premium options and charges calculated for theses illustrations assume a Contract is issued based on the underwriting class shown (Female Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999.

The “current charges” include monthly fee, monthly expense fee, current percentage of premium charge and current cost of insurance charges, which are based on the client’s issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Value, Surrender Value and Death Benefit illustrated under those headings. Current charges can change but will never exceed the guaranteed “maximum charges”.

The “guaranteed charges” include monthly fee, monthly expense fee, guaranteed percentage of premium charge and guaranteed cost of insurance charges, which are based on the client’s issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Values, Surrender Value and Death Benefit illustrated under those headings.

The Death Benefit assumed at issue is $150,000. The actual amount payable at death may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit.

Under the Contract there is an option for a level Death Benefit (Option A) or increasing Death Benefit (Option B) which is elected at issue. Illustrations are provided that assume an increasing Death Benefit (Option B) was selected. The level Death Benefit option will provide a Death Benefit, which is equal to the initial Specified amount. The increasing Death Benefit option will provide a Death Benefit, which is the sum of the initial Specified Amount and the Accumulation Value. The cost of insurance charges for the increasing Death Benefit option are greater than the level Death Benefit option charges.

Any increases or decreases in coverage, other than the specified increases, must be submitted in writing and are subject to company approval. Decreases in coverage may incur a surrender charge.

The planned premiums are shown in the yearly detail of these illustrations. Be sure to note when insurance coverage would stop based on guaranteed maximum charges and current charges. Premium payments that would cause the amount of insurance coverage to increase are subject to prior approval by the company, and may require evidence of insurability.

Payment of the annual Guaranteed Monthly Pre-Authorized Check Premium of $65.00 guarantees the Death Benefit coverage to the anniversary following the Insured’s 40th birthday assuming that the total premium paid less any loans and partial withdrawals exceeds the cumulative Guaranteed Premium for each of those years.

Surrender Value is the amount available to the Contract Owner upon full surrender of the Contract.

No representations can be made by American National that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Although the actual rates of return may average 0%, 6% and 10% over a period of years, if they have fluctuated above or below those averages for individual Contract years, the Death Benefit and Surrender Value would be different from those shown.

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$65 Monthly Pre-Authorized Check Mode (“P”),
$150,000 Death Benefit Option B (Increasing Death Benefit)

Current Charges and Average Expenses

				0% Gross Annual Return (-1.81% Net)			6% Gross Annual Return (4.19% Net)			10% Gross Annual Return (8.19% Net)
Age	End of Year	Premium Outlay	Premium Mode	Accumulation Value	Surrender Value	Death Benefit	Accumulation Value	Surrender Value	Death Benefit	Accumulation Value	Surrender Value	Death Benefit

31	1	780	P	490	0	150,490	506	0	150,506	516	0	150,516
32	2	780	P	968	0	150,968	1,030	0	151,030	1,071	0	151,071
33	3	780	P	1,434	0	151,434	1,572	0	151,572	1,668	0	151,668
34	4	780	P	1,890	0	151,890	2,134	0	152,134	2,311	0	152,311
35	5	780	P	2,332	0	152,332	2,715	0	152,715	3,001	257	153,001
36	6	780	P	2,820	98	152,820	3,375	652	153,375	3,803	1,081	153,803
37	7	780	P	3,292	593	153,292	4,055	1,356	154,055	4,663	1,965	154,663
38	8	780	P	3,746	1,072	153,746	4,753	2,079	154,753	5,584	2,909	155,584
39	9	780	P	4,186	1,536	154,186	5,475	2,825	155,475	6,573	3,922	156,573
40	10	780	P	4,611	1,986	154,611	6,219	3,594	156,219	7,634	5,009	157,634

41	11	780	P	5,035	2,868	155,035	7,001	4,834	157,001	8,789	6,622	158,789
42	12	780	P	5,444	3,728	155,444	7,808	6,092	157,808	10,030	8,314	160,030
43	13	780	P	5,836	4,563	155,836	8,639	7,366	158,639	11,362	10,089	161,362
44	14	780	P	6,214	5,374	156,214	9,497	8,657	159,497	12,795	11,955	162,795
45	15	780	P	6,580	6,164	156,580	10,385	9,969	160,385	14,338	13,923	164,338
46	16	780	P	6,977	6,977	156,977	11,378	11,378	161,378	16,108	16,108	166,108
47	17	780	P	7,362	7,362	157,362	12,412	12,412	162,412	18,027	18,027	168,027
48	18	780	P	7,735	7,735	157,735	13,488	13,488	163,488	20,110	20,110	170,110
49	19	780	P	8,091	8,091	158,091	14,604	14,604	164,604	22,363	22,363	172,363
50	20	780	P	8,426	8,426	158,426	15,757	15,757	165,757	24,799	24,799	174,799

51	21	780	P	8,742	8,742	158,742	16,950	16,950	166,950	27,435	27,435	177,435
52	22	780	P	9,035	9,035	159,035	18,182	18,182	168,182	30,285	30,285	180,285
53	23	780	P	9,303	9,303	159,303	19,451	19,451	169,451	33,366	33,366	183,366
54	24	780	P	9,545	9,545	159,545	20,759	20,759	170,759	36,695	36,695	186,695
55	25	780	P	9,759	9,759	159,759	22,105	22,105	172,105	40,296	40,296	190,296
56	26	780	P	9,946	9,946	159,946	23,490	23,490	173,490	44,188	44,188	194,188
57	27	780	P	10,104	10,104	160,104	24,916	24,916	174,916	48,399	48,399	198,399
58	28	780	P	10,234	10,234	160,234	26,385	26,385	176,385	52,958	52,958	202,958
59	29	780	P	10,338	10,338	160,338	27,900	27,900	177,900	57,895	57,895	207,895
60	30	780	P	10,412	10,412	160,412	29,459	29,459	179,459	63,241	63,241	213,241

61	31	780	P	10,451	10,451	160,451	31,059	31,059	181,059	69,026	69,026	219,026
62	32	780	P	10,448	10,448	160,448	32,694	32,694	182,694	75,281	75,281	225,281
63	33	780	P	10,392	10,392	160,392	34,355	34,355	184,355	82,037	82,037	232,037
64	34	780	P	10,273	10,273	160,273	36,031	36,031	186,031	89,326	89,326	239,326
65	35	780	P	10,084	10,084	160,084	37,715	37,715	187,715	97,188	97,188	247,188
66	36	780	P	9,819	9,819	159,819	39,401	39,401	189,401	105,667	105,667	255,667
67	37	780	P	9,476	9,476	159,476	41,087	41,087	191,087	114,814	114,814	264,814
68	38	780	P	9,055	9,055	159,055	42,770	42,770	192,770	124,689	124,689	274,689
69	39	780	P	8,554	8,554	158,554	44,448	44,448	194,448	135,351	135,351	285,351
70	40	780	P	7,964	7,964	157,964	46,110	46,110	196,110	146,862	146,862	296,862

71	41	780	P	7,269	7,269	157,269	47,739	47,739	197,739	159,279	159,279	309,279
72	42	780	P	6,447	6,447	156,447	49,307	49,307	199,307	172,657	172,657	322,657
73	43	780	P	5,467	5,467	155,467	50,781	50,781	200,781	187,050	187,050	337,050
74	44	780	P	4,300	4,300	154,300	52,122	52,122	202,122	202,512	202,512	352,512
75	45	780	P	2,917	2,917	152,917	53,292	53,292	203,292	219,108	219,108	369,108
76	46	780	P	1,293	1,293	151,293	54,255	54,255	204,255	236,910	236,910	386,910
77	47	780	P	0	0	0	54,980	54,980	204,980	256,003	256,003	406,003
78	48	780	P	0	0	0	55,434	55,434	205,434	276,482	276,482	426,482
79	49	780	P	0	0	0	55,579	55,579	205,579	298,442	298,442	448,442
80	50	780	P	0	0	0	55,365	55,365	205,365	321,981	321,981	471,981

81	51	780	P	0	0	0	54,723	54,723	204,723	347,187	347,187	497,187
82	52	780	P	0	0	0	53,570	53,570	203,570	374,144	374,144	524,144
83	53	780	P	0	0	0	51,808	51,808	201,808	402,933	402,933	552,933
84	54	780	P	0	0	0	49,336	49,336	199,336	433,645	433,645	583,645
85	55	780	P	0	0	0	46,056	46,056	196,056	466,385	466,385	616,385
86	56	780	P	0	0	0	41,872	41,872	191,872	501,277	501,277	651,277
87	57	780	P	0	0	0	36,689	36,689	186,689	538,461	538,461	688,461
88	58	780	P	0	0	0	30,409	30,409	180,409	578,088	578,088	728,088
89	59	780	P	0	0	0	22,927	22,927	172,927	620,326	620,326	770,326
90	60	780	P	0	0	0	14,127	14,127	164,127	665,346	665,346	815,346

91	61	780	P	0	0	0	3,880	3,880	153,880	713,332	713,332	863,332
92	62	780	P	0	0	0	0	0	0	764,455	764,455	914,455
93	63	780	P	0	0	0	0	0	0	818,863	818,863	968,863
94	64	780	P	0	0	0	0	0	0	876,625	876,625	1,026,625
95	65	780	P	0	0	0	0	0	0	937,620	937,620	1,087,620

Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$65 Monthly Pre-Authorized Check Mode (“P”),
$150,000 Death Benefit Option B (Increasing Death Benefit)

Guaranteed Charges and Average Expenses

				0% Gross Annual Return (-1.81% Net)			6% Gross Annual Return (4.19% Net)			10% Gross Annual Return (8.19% Net)
Age	End of Year	Premium Outlay	Premium Mode	Accumulation Value	Surrender Value	Death Benefit	Accumulation Value	Surrender Value	Death Benefit	Accumulation Value	Surrender Value	Death Benefit

31	1	780	P	393	0	150,393	406	0	150,406	414	0	150,414
32	2	780	P	773	0	150,773	823	0	150,823	856	0	150,856
33	3	780	P	1,141	0	151,141	1,251	0	151,251	1,328	0	151,328
34	4	780	P	1,494	0	151,494	1,689	0	151,689	1,829	0	151,829
35	5	780	P	1,832	0	151,832	2,136	0	152,136	2,363	0	152,363
36	6	780	P	2,154	0	152,154	2,590	0	152,590	2,928	206	152,928
37	7	780	P	2,454	0	152,454	3,049	350	153,049	3,524	826	153,524
38	8	780	P	2,732	58	152,732	3,508	833	153,508	4,150	1,476	154,150
39	9	780	P	2,985	335	152,985	3,966	1,315	153,966	4,806	2,156	154,806
40	10	780	P	3,213	588	153,213	4,422	1,797	154,422	5,494	2,869	155,494

41	11	780	P	3,412	1,244	153,412	4,870	2,703	154,870	6,211	4,043	156,211
42	12	780	P	3,580	1,864	153,580	5,309	3,594	155,309	6,957	5,241	156,957
43	13	780	P	3,718	2,445	153,718	5,740	4,466	155,740	7,737	6,463	157,737
44	14	780	P	3,827	2,987	153,827	6,160	5,320	156,160	8,551	7,711	158,551
45	15	780	P	3,907	3,492	153,907	6,570	6,154	156,570	9,403	8,988	159,403
46	16	780	P	3,956	3,956	153,956	6,966	6,966	156,966	10,293	10,293	160,293
47	17	780	P	3,973	3,973	153,973	7,347	7,347	157,347	11,223	11,223	161,223
48	18	780	P	3,955	3,955	153,955	7,708	7,708	157,708	12,192	12,192	162,192
49	19	780	P	3,902	3,902	153,902	8,046	8,046	158,046	13,202	13,202	163,202
50	20	780	P	3,809	3,809	153,809	8,358	8,358	158,358	14,252	14,252	164,252

51	21	780	P	3,673	3,673	153,673	8,636	8,636	158,636	15,340	15,340	165,340
52	22	780	P	3,491	3,491	153,491	8,875	8,875	158,875	16,465	16,465	166,465
53	23	780	P	3,255	3,255	153,255	9,065	9,065	159,065	17,621	17,621	167,621
54	24	780	P	2,960	2,960	152,960	9,199	9,199	159,199	18,805	18,805	168,805
55	25	780	P	2,607	2,607	152,607	9,271	9,271	159,271	20,017	20,017	170,017
56	26	780	P	2,191	2,191	152,191	9,276	9,276	159,276	21,256	21,256	171,256
57	27	780	P	1,714	1,714	151,714	9,210	9,210	159,210	22,523	22,523	172,523
58	28	780	P	1,178	1,178	151,178	9,071	9,071	159,071	23,822	23,822	173,822
59	29	780	P	584	584	150,584	8,857	8,857	158,857	25,156	25,156	175,156
60	30	780	P	0	0	0	8,556	8,556	158,556	26,517	26,517	176,517

61	31	780	P	0	0	0	8,148	8,148	158,148	27,894	27,894	177,894
62	32	780	P	0	0	0	7,610	7,610	157,610	29,267	29,267	179,267
63	33	780	P	0	0	0	6,906	6,906	156,906	30,605	30,605	180,605
64	34	780	P	0	0	0	5,998	5,998	155,998	31,873	31,873	181,873
65	35	780	P	0	0	0	4,854	4,854	154,854	33,043	33,043	183,043
66	36	780	P	0	0	0	3,450	3,450	153,450	34,090	34,090	184,090
67	37	780	P	0	0	0	1,766	1,766	151,766	34,997	34,997	184,997
68	38	780	P	0	0	0	0	0	0	35,746	35,746	185,746
69	39	780	P	0	0	0	0	0	0	36,316	36,316	186,316
70	40	780	P	0	0	0	0	0	0	36,666	36,666	186,666

71	41	780	P	0	0	0	0	0	0	36,731	36,731	186,731
72	42	780	P	0	0	0	0	0	0	36,416	36,416	186,416
73	43	780	P	0	0	0	0	0	0	35,605	35,605	185,605
74	44	780	P	0	0	0	0	0	0	34,160	34,160	184,160
75	45	780	P	0	0	0	0	0	0	31,941	31,941	181,941
76	46	780	P	0	0	0	0	0	0	28,806	28,806	178,806
77	47	780	P	0	0	0	0	0	0	24,617	24,617	174,617
78	48	780	P	0	0	0	0	0	0	19,224	19,224	169,224
79	49	780	P	0	0	0	0	0	0	12,453	12,453	162,453
80	50	780	P	0	0	0	0	0	0	4,084	4,084	154,084

The gross rates of return shown in this illustration do not reflect the deductions of the charges and expenses of the Portfolios. The hypothetical rates of return are illustrative only and should not be deemed a representation of past or future rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors.

These illustrations are intended to comply with the Internal Revenue Code Section 7702(DEFRA) which limits the relationship of cash values to death benefits to meet the tax definition of life insurance.

Guideline Single Premium: $15,599.27

Guideline Level Annual Premium: $4,322.65

TAMRA Initial 7 Pay Premium: $4,083.65

Under IRC 7702, this contract will qualify as life insurance only if the sum of the premiums paid less withdrawals does not exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Annual Premiums.

Premiums paid in excess of the TAMRA 7-Pay Premium will cause the contract to become a Modified Endowment Contract and would result in the loss of favorable tax treatment* on withdrawals and loans from the contract. Distributions received before age 59 &frac12; would incur a 10% tax penalty. American National will notify you if your contract becomes a Modified Endowment Contract.

These premium figures will be adjusted in the event you make certain changes to your contract, such as an increase or decrease in your specified amount.

*Neither American National nor its representatives give legal, tax or accounting advice. If you need advise, please consult your attorney or accountant regarding your specific situation.

HYPOTHETICAL ILLUSTRATIONS

(Male)

Please note that the purpose of these illustrations is to show how the performance of the underlying Portfolios could affect the Accumulation Value and Death Benefit using assumed rates of return and assumed Contract Owner characteristics. These illustrations are hypothetical and may not be used to project or predict investment results.

WealthQuest III Variable Universal Life

Issued by American National Insurance Company. Distributed by Securities Management and Research, Inc., a broker-dealer subsidiary of American National Insurance Company, 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, Member NASD, SIPC.

Narrative Explanation

The WealthQuest III Variable Universal Life Contract allows flexible premium payments, subject to the company’s minimum premium requirements and the maximum premium payments allowed by law. Likewise, the Death Benefit is adjustable, although certain restrictions will apply to your ability to change the Death Benefit. Unlike fixed benefits of traditional whole life insurance, a variable universal life contract allows you to decide how the premiums and accumulation values should be invested. Depending on the investment experience of the Separate Account, the accumulation values, surrender values and death benefits may increase or decrease.

An illustration is not a contract. It is not authorized for distribution unless preceded or accompanied by a current prospectus. You should also refer to the current prospectus of any Portfolio you may select for more information before making any purchases.

The hypothetical investment rates of return shown in these illustrations are illustrative only and should not be deemed a representation of past or future investment rates of return. The gross rates of return shown in these illustration do not reflect the deductions of the charges and expenses of the Portfolios. The net investment return reflects the impact of the Daily Asset Charge or Mortality & Expense risk fee (“M&E”) and underlying Fund management fees and expenses for the Portfolios. Actual rates of return may be more or less than those shown and will depend on the actual performance of the specific investment allocations made by a Contract Owner and the specific characteristics and decisions of a Contract Owner. The benefits and values illustrated assume that the cost of insurance rates do not change, that the time and amount of premium payments do not vary from those illustrated, that loans and partial surrenders are not taken and that there are no changes in Specified Amount or coverage type. Daily charges by American National for mortality and expense risks (M&E) and underlying fund management fees and expenses are deducted from the value of the net assets of the Subaccounts. Current M&E charge is 0.70% for years 1 — 15 and 0.00% thereafter of the average daily net assets; the guaranteed M&E charge is 0.70% for all years. The Fund management fees and expenses for the underlying Portfolios is assumed to be 1.11%. This assumption is based on an arithmetic average of the Fund management fees and expenses for all of the Portfolios as of December 31, 2005.

The premium options and charges calculated for theses illustrations assume a Contract is issued based on the underwriting class shown (Male Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999.

The “current charges” include monthly fee, monthly expense fee, current percentage of premium charge and current cost of insurance charges, which are based on the client’s issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Value, Surrender Value and Death Benefit illustrated under those headings. Current charges can change but will never exceed the guaranteed “maximum charges”.

The “guaranteed charges” include monthly fee, monthly expense fee, guaranteed percentage of premium charge and guaranteed cost of insurance charges, which are based on the client’s issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Values, Surrender Value and Death Benefit illustrated under those headings.

The Death Benefit assumed at issue is $200,000. The actual amount payable at death may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit.

Under the Contract there is an option for a level Death Benefit (Option A) or increasing Death Benefit (Option B) which is elected at issue. Illustrations are provided that assume an increasing Death Benefit (Option B) was selected. The level Death Benefit option will provide a Death Benefit, which is equal to the initial Specified amount. The increasing Death Benefit option will provide a Death Benefit, which is the sum of the initial Specified Amount and the Accumulation Value. The cost of insurance charges for the increasing Death Benefit option are greater than the level Death Benefit option charges.

Any increases or decreases in coverage, other than the specified increases, must be submitted in writing and are subject to company approval. Decreases in coverage may incur a surrender charge.

The planned premiums are shown in the yearly detail of these illustrations. Be sure to note when insurance coverage would stop based on guaranteed maximum charges and current charges. Premium payments that would cause the amount of insurance coverage to increase are subject to prior approval by the company, and may require evidence of insurability.

Payment of the annual Guaranteed Monthly Pre-Authorized Check Premium of $100.00 guarantees the Death Benefit coverage to the anniversary following the Insured’s 40th birthday assuming that the total premium paid less any loans and partial withdrawals exceeds the cumulative Guaranteed Premium for each of those years.

Surrender Value is the amount available to the Contract Owner upon full surrender of the Contract.

No representations can be made by American National that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Although the actual rates of return may average 0%, 6% and 10% over a period of years, if they have fluctuated above or below those averages for individual Contract years, the Death Benefit and Surrender Value would be different from those shown.

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$100 Monthly Pre-Authorized Check Mode (“P”),
$200,000 Death Benefit Option B (Increasing Death Benefit)

Current Charges and Average Expenses

				0% Gross Annual Return (-1.81% Net)			6% Gross Annual Return (4.19% Net)			10% Gross Annual Return (8.19% Net)
Age	End of Year	Premium Outlay	Premium Mode	Accumulation Value	Surrender Value	Death Benefit	Accumulation Value	Surrender Value	Death Benefit	Accumulation Value	Surrender Value	Death Benefit

31	1	1,200	P	753	0	200,753	777	0	200,777	793	0	200,793
32	2	1,200	P	1,490	0	201,490	1,584	0	201,584	1,649	0	201,649
33	3	1,200	P	2,207	0	202,207	2,419	0	202,419	2,567	0	202,567
34	4	1,200	P	2,906	0	202,906	3,282	0	203,282	3,554	0	203,554
35	5	1,200	P	3,585	0	203,585	4,173	259	204,173	4,614	700	204,614
36	6	1,200	P	4,364	488	204,364	5,218	1,342	205,218	5,878	2,002	205,878
37	7	1,200	P	5,123	1,283	205,123	6,300	2,460	206,300	7,239	3,399	207,239
38	8	1,200	P	5,859	2,059	205,859	7,417	3,617	207,417	8,699	4,899	208,699
39	9	1,200	P	6,571	2,813	206,571	8,569	4,812	208,569	10,269	6,511	210,269
40	10	1,200	P	7,261	3,545	207,261	9,760	6,044	209,760	11,955	8,239	211,955

41	11	1,200	P	7,950	4,890	207,950	11,012	7,952	211,012	13,791	10,731	213,791
42	12	1,200	P	8,615	6,197	208,615	12,305	9,887	212,305	15,764	13,346	215,764
43	13	1,200	P	9,256	7,466	209,256	13,638	11,848	213,638	17,885	16,095	217,885
44	14	1,200	P	9,872	8,694	209,872	15,013	13,835	215,013	20,163	18,985	220,163
45	15	1,200	P	10,461	9,881	210,461	16,429	15,849	216,429	22,610	22,030	222,610
46	16	1,200	P	11,098	11,098	211,098	18,010	18,010	218,010	25,414	25,414	225,414
47	17	1,200	P	11,712	11,712	211,712	19,652	19,652	219,652	28,451	28,451	228,451
48	18	1,200	P	12,302	12,302	212,302	21,356	21,356	221,356	31,739	31,739	231,739
49	19	1,200	P	12,857	12,857	212,857	23,115	23,115	223,115	35,289	35,289	235,289
50	20	1,200	P	13,377	13,377	213,377	24,929	24,929	224,929	39,124	39,124	239,124

51	21	1,200	P	13,855	13,855	213,855	26,796	26,796	226,796	43,263	43,263	243,263
52	22	1,200	P	14,290	14,290	214,290	28,713	28,713	228,713	47,729	47,729	247,729
53	23	1,200	P	14,674	14,674	214,674	30,678	30,678	230,678	52,544	52,544	252,544
54	24	1,200	P	15,002	15,002	215,002	32,685	32,685	232,685	57,733	57,733	257,733
55	25	1,200	P	15,269	15,269	215,269	34,731	34,731	234,731	63,323	63,323	263,323
56	26	1,200	P	15,469	15,469	215,469	36,811	36,811	236,811	69,341	69,341	269,341
57	27	1,200	P	15,597	15,597	215,597	38,919	38,919	238,919	75,821	75,821	275,821
58	28	1,200	P	15,648	15,648	215,648	41,055	41,055	241,055	82,798	82,798	282,798
59	29	1,200	P	15,617	15,617	215,617	43,209	43,209	243,209	90,309	90,309	290,309
60	30	1,200	P	15,493	15,493	215,493	45,373	45,373	245,373	98,390	98,390	298,390

61	31	1,200	P	15,267	15,267	215,267	47,536	47,536	247,536	107,080	107,080	307,080
62	32	1,200	P	14,928	14,928	214,928	49,686	49,686	249,686	116,421	116,421	316,421
63	33	1,200	P	14,460	14,460	214,460	51,804	51,804	251,804	126,452	126,452	326,452
64	34	1,200	P	13,848	13,848	213,848	53,870	53,870	253,870	137,217	137,217	337,217
65	35	1,200	P	13,075	13,075	213,075	55,865	55,865	255,865	148,763	148,763	348,763
66	36	1,200	P	12,127	12,127	212,127	57,768	57,768	257,768	161,143	161,143	361,143
67	37	1,200	P	10,993	10,993	210,993	59,561	59,561	259,561	174,414	174,414	374,414
68	38	1,200	P	9,659	9,659	209,659	61,222	61,222	261,222	188,642	188,642	388,642
69	39	1,200	P	8,109	8,109	208,109	62,726	62,726	262,726	203,892	203,892	403,892
70	40	1,200	P	6,321	6,321	206,321	64,040	64,040	264,040	220,229	220,229	420,229

71	41	1,200	P	4,264	4,264	204,264	65,120	65,120	265,120	237,713	237,713	437,713
72	42	1,200	P	1,900	1,900	201,900	65,912	65,912	265,912	256,405	256,405	456,405
73	43	1,200	P	0	0	0	66,350	66,350	266,350	276,356	276,356	476,356
74	44	1,200	P	0	0	0	66,365	66,365	266,365	297,627	297,627	497,627
75	45	P		0	0	0	65,891	65,891	265,891	320,291	320,291	520,291
76	46	1,200	P	0	0	0	64,872	64,872	264,872	344,436	344,436	544,436
77	47	1,200	P	0	0	0	63,251	63,251	263,251	370,164	370,164	570,164
78	48	1,200	P	0	0	0	60,975	60,975	260,975	397,591	397,591	597,591
79	49	1,200	P	0	0	0	57,981	57,981	257,981	426,838	426,838	626,838
80	50	1,200	P	0	0	0	54,189	54,189	254,189	458,019	458,019	658,019

81	51	1,200	P	0	0	0	49,491	49,491	249,491	491,237	491,237	691,237
82	52	1,200	P	0	0	0	43,755	43,755	243,755	526,583	526,583	726,583
83	53	1,200	P	0	0	0	36,827	36,827	236,827	564,142	564,142	764,142
84	54	1,200	P	0	0	0	28,551	28,551	228,551	604,008	604,008	804,008
85	55	1,200	P	0	0	0	18,780	18,780	218,780	646,306	646,306	846,306

86	56	1,200	P	0	0	0	7,387	7,387	207,387	691,196	691,196	891,196
87	57	1,200	P	0	0	0	0	0	0	738,870	738,870	938,870
88	58	1,200	P	0	0	0	0	0	0	789,551	789,551	989,551
89	59	1,200	P	0	0	0	0	0	0	843,491	843,491	1,043,491
90	60	1,200	P	0	0	0	0	0	0	900,945	900,945	1,100,945

91	61	1,200	P	0	0	0	0	0	0	962,173	962,173	1,162,173
92	62	1,200	P	0	0	0	0	0	0	1,027,427	1,027,427	1,227,427
93	63	1,200	P	0	0	0	0	0	0	1,096,927	1,096,927	1,296,927
94	64	1,200	P	0	0	0	0	0	0	1,170,765	1,170,765	1,370,765
95	65	1,200	P	0	0	0	0	0	0	1,248,695	1,248,695	1,448,695

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$100 Monthly Pre-Authorized Check Mode (“P”),
$200,000 Death Benefit Option B (Increasing Death Benefit)

Guaranteed Charges and Average Expenses

				0% Gross Annual Return (-1.81% Net)			6% Gross Annual Return (4.19% Net)			10% Gross Annual Return (8.19% Net)
Age	End of Year	Premium Outlay	Premium Mode	Accumulation Value	Surrender Value	Death Benefit	Accumulation Value	Surrender Value	Death Benefit	Accumulation Value	Surrender Value	Death Benefit

31	1	1,200	P	624	0	200,624	644	0	200,644	657	0	200,657
32	2	1,200	P	1,230	0	201,230	1,308	0	201,308	1,362	0	201,362
33	3	1,200	P	1,818	0	201,818	1,992	0	201,992	2,115	0	202,115
34	4	1,200	P	2,383	0	202,383	2,692	0	202,692	2,917	0	202,917
35	5	1,200	P	2,924	0	202,924	3,407	0	203,407	3,769	0	203,769
36	6	1,200	P	3,439	0	203,439	4,135	260	204,135	4,674	798	204,674
37	7	1,200	P	3,928	88	203,928	4,876	1,036	204,876	5,634	1,794	205,634
38	8	1,200	P	4,383	583	204,383	5,622	1,822	205,622	6,647	2,847	206,647
39	9	1,200	P	4,805	1,047	204,805	6,372	2,614	206,372	7,715	3,957	207,715
40	10	1,200	P	5,191	1,475	205,191	7,126	3,410	207,126	8,840	5,125	208,840

41	11	1,200	P	5,537	2,477	205,537	7,875	4,815	207,875	10,022	6,962	210,022
42	12	1,200	P	5,841	3,423	205,841	8,619	6,201	208,619	11,262	8,844	211,262
43	13	1,200	P	6,101	4,311	206,101	9,355	7,565	209,355	12,563	10,773	212,563
44	14	1,200	P	6,315	5,137	206,315	10,078	8,900	210,078	13,925	12,747	213,925
45	15	1,200	P	6,480	5,900	206,480	10,785	10,205	210,785	15,351	14,771	215,351
46	16	1,200	P	6,589	6,589	206,589	11,467	11,467	211,467	16,838	16,838	216,838
47	17	1,200	P	6,642	6,642	206,642	12,120	12,120	212,120	18,387	18,387	218,387
48	18	1,200	P	6,633	6,633	206,633	12,739	12,739	212,739	19,999	19,999	219,999
49	19	1,200	P	6,559	6,559	206,559	13,316	13,316	213,316	21,673	21,673	221,673
50	20	1,200	P	6,415	6,415	206,415	13,842	13,842	213,842	23,407	23,407	223,407

51	21	1,200	P	6,192	6,192	206,192	14,307	14,307	214,307	25,197	25,197	225,197
52	22	1,200	P	5,879	5,879	205,879	14,694	14,694	214,694	27,033	27,033	227,033
53	23	1,200	P	5,464	5,464	205,464	14,985	14,985	214,985	28,905	28,905	228,905
54	24	1,200	P	4,933	4,933	204,933	15,162	15,162	215,162	30,799	30,799	230,799
55	25	1,200	P	4,274	4,274	204,274	15,203	15,203	215,203	32,702	32,702	232,702
56	26	1,200	P	3,473	3,473	203,473	15,088	15,088	215,088	34,598	34,598	234,598
57	27	1,200	P	2,518	2,518	202,518	14,794	14,794	214,794	36,471	36,471	236,471
58	28	1,200	P	1,402	1,402	201,402	14,304	14,304	214,304	38,309	38,309	238,309
59	29	1,200	P	109	109	200,109	13,589	13,589	213,589	40,086	40,086	240,086
60	30	1,200	P	0	0	0	12,615	12,615	212,615	41,774	41,774	241,774

61	31	1,200	P	0	0	0	11,343	11,343	211,343	43,337	43,337	243,337
62	32	1,200	P	0	0	0	9,731	9,731	209,731	44,734	44,734	244,734
63	33	1,200	P	0	0	0	7,722	7,722	207,722	45,908	45,908	245,908
64	34	1,200	P	0	0	0	5,255	5,255	205,255	46,794	46,794	246,794
65	35	1,200	P	0	0	0	2,267	2,267	202,267	47,326	47,326	247,326
66	36	1,200	P	0	0	0	0	0	0	47,433	47,433	247,433
67	37	1,200	P	0	0	0	0	0	0	47,042	47,042	247,042
68	38	1,200	P	0	0	0	0	0	0	46,073	46,073	246,073
69	39	1,200	P	0	0	0	0	0	0	44,432	44,432	244,432
70	40	1,200	P	0	0	0	0	0	0	41,996	41,996	241,996

71	41	1,200	P	0	0	0	0	0	0	38,611	38,611	238,611
72	42	1,200	P	0	0	0	0	0	0	34,091	34,091	234,091
73	43	1,200	P	0	0	0	0	0	0	28,206	28,206	228,206
74	44	1,200	P	0	0	0	0	0	0	20,707	20,707	220,707
75	45	1,200	P	0	0	0	0	0	0	11,343	11,343	211,343

The gross rates of return shown in this illustration do not reflect the deductions of the charges and expenses of the Portfolios. The hypothetical rates of return are illustrative only and should not be deemed a representation of past or future rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors.

These illustrations are intended to comply with the Internal Revenue Code Section 7702(DEFRA) which limits the relationship of cash values to death benefits to meet the tax definition of life insurance.

Guideline Single Premium: $23,452.36

Guideline Level Annual Premium: $6,708.34

TAMRA Initial 7 Pay Premium: $6,116.59

Under IRC 7702, this contract will qualify as life insurance only if the sum of the premiums paid less withdrawals does not exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Annual Premiums.

Premiums paid in excess of the TAMRA 7-Pay Premium will cause the contract to become a Modified Endowment Contract and would result in the loss of favorable tax treatment* on withdrawals and loans from the contract. Distributions received before age 59 &frac12; would incur a 10% federal tax penalty. American National will notify you if your contract becomes a Modified Endowment Contract.

These premium figures will be adjusted in the event you make certain changes to your contract, such as an increase or decrease in your specified amount.

*Neither American National nor its representatives give legal, tax or accounting advice. If you need advise, please consult your attorney or accountant regarding your specific situation.

OTHER INFORMATION

A Statement of Additional Information (“SAI”), which contains additional information about the American National Variable Life Separate Account, and a personalized illustration of death benefits, cash surrender values, and cash values, are available from us, without charge, upon request. You may request an SAI, a personalized illustration, or other information about the Contracts, or make other inquiries by contacting us at: American National Insurance Company, One Moody Plaza, Galveston, Texas 77550 or (800) 306-2959.

Information about the American National Variable Life Separate Account, including the SAI, can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the American National Variable Life Separate Account are available on the Commission’s Internet site at http://www.sec.gov and copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File Number: 333-53122

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2006

WEALTHQUEST III VARIABLE UNIVERSAL LIFE

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

(REGISTRANT)

AMERICAN NATIONAL INSURANCE COMPANY

(DEPOSITOR)

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the WealthQuest III Variable Universal Life Contract (“the Contract”). You may obtain a copy of the prospectus, dated May 1, 2006, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999.

Terms used in the current prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this statement shall have the meaning set forth in the current prospectus.

Form 9130-SAI 5-06

GENERAL INFORMATION AND HISTORY

AMERICAN NATIONAL INSURANCE COMPANY

We are a stock life insurance company chartered under Texas law in 1905. We write life, health and accident insurance and annuities and are licensed to do life insurance business in 49 states, the District of Columbia, Puerto Rico, Guam, and American Samoa. The Moody Foundation, a charitable foundation established for charitable and educational purposes, owns approximately 23.3% of our stock and the Libbie S. Moody Trust, a private trust, owns approximately 37.35%.

We are subject to regulation by the Texas Department of Insurance. In addition, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. On or before March 1 of each year we must submit to the Texas Department of Insurance a filing describing our operations and reporting on our financial condition and that of the Separate Account as of December 31 of the preceding year. Periodically, the Department examines our liabilities, and reserves and those of the Separate Account and certifies their adequacy.

THE SEPARATE ACCOUNT

We established the Separate Account under Texas law on July 30, 1987. The Separate Account is registered with SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and meets the definition of a separate account under the Federal securities laws.

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

For more information about the Separate Account, see the prospectus.

SALE OF THE CONTRACTS

We have entered into an agreement with Securities Management and Research, Inc. (“SM&R”), our wholly-owned subsidiary, pursuant to which SM&R serves as the distributor and principal underwriter of the Contracts. SM&R, a Florida corporation organized in 1964, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934 (“1934 Act”) and is a member of the National Association of Securities Dealers. SM&R’s main offices are located at 2450 South Shore Boulevard, Suite 400, League City, Texas 77573.

SM&R offers the Contracts on a continuous basis through: (i) selling agreements with other broker/dealers registered under the 1934 Act to sell the Policies; and (ii) its own registered representatives who are registered with the NASD and with the states in which they do business. Those registered representatives are also licensed as insurance producers in the states in which they do business and are appointed by us.

We pay commissions associated with the promotion and sale of the Contracts to the registered representatives of SM&R and to the other broker/dealers. We may also pay other marketing related expenses associated with the promotion and sale of the Contracts. The amount of commissions we pay may vary based on a number of factors.

Commission paid during the first 5 Contract Years is determined as a percentage of premium paid not to exceed the amount of premium that can be paid without the Contract becoming a modified endowment contract under the Internal Revenue Code. The maximum commission, however, will not exceed 16% of actual premium paid during the first 5 Contract Years. Trail commissions are paid in Contract Year 6 and thereafter at an annual rate of 0.25% of the Accumulation Value. At the end of the 25th Contract Month, a persistency commission of 10% of the target premium amount will be paid. Target premium for purposes of the 10% persistency commission is determined by using a number of factors including actual premium paid, Specified Amount and each Insured's age, gender and underwriting class.

We have an agreement with SM&R pursuant to which we pay the commissions arising out of the sale of the Contracts. When a Contract is sold through a registered representative of SM&R, for example, we pay the entire amount of the sales commission to the registered representative. Because registered representatives of SM&R are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards. We paid $3,507,562.72, $5,234,639, and $5,149,198, in 2005, 2004, and 2003, respectively, for the sale of variable life contracts and variable annuity contracts to the registered representatives of SM&R. SM&R did not retain any of these commissions.

When a Contract is sold through another broker/dealer, we pay the entire sales commission directly to the selling broker/dealer; that broker/dealer may retain a portion of the commission before it pays the registered representative who sold the Contract.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts. Commissions paid on the Contracts, including other incentives and payments, are not charged directly to you or to your Accumulation Value.

THE CONTRACT

The Contract, the application, any supplemental applications, statements to medical examiner, and any riders, amendments, or endorsements make up the entire Contract. Only statements in the application attached to the Contract and any supplemental applications made a part of the Contract, can be used to contest a claim or the validity of the Contract. Any changes must be approved in writing by the president, vice president, or secretary of American National. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Contract or to waive any of its provisions. Pending regulatory approvals, we intend to distribute the Contracts in all states, except New York, and in certain possession and territories. Differences in state laws may require us to offer a Contract in a state that has suicide, incontestability, refund provisions, surrender charges or other provisions more favorable than provisions in other states. In addition, certain state laws may prohibit us from offering certain features described in this prospectus, such as the extended guaranteed coverage periods.

Beneficiary. You can name primary and contingent beneficiaries. Initial Beneficiary(ies) is specified in the application. Payments will be shared equally among Beneficiaries of the same class unless otherwise stated. If a Beneficiary dies before the Insured, payments will be made to any surviving Beneficiaries of the same class; otherwise to any Beneficiary(ies) of the next class; otherwise to the estate of the Insured.

Incontestability. The Contract is incontestable after it has been in force for two years from the Date of Issue during the lifetime of the Insured. An increase in the Specified Amount or addition of a rider after the Date of Issue shall be incontestable after such increase or addition has been in force for two years from its Effective Date during the lifetime of the Insured or an additional insured. However, this two-year provision shall not apply to riders that provide disability or accidental death benefits. Any reinstatement of a Contract shall be incontestable during the lifetime of the Insured, only after having been in force for two years after the Effective Date of the reinstatement.

Misstatement of Age or Sex. If the age or sex of the Insured or any person insured by rider has been misstated, the amount of the Death Benefit will be adjusted as provided for in the Contract.

Suicide. Suicide within two years after Date of Issue is not covered by the Contract unless otherwise provided by a state’s insurance law. If the Insured, while sane or insane, commits suicide within two years after the Date of Issue, we will pay only the premiums received less any partial surrenders and Contract Debt. If the Insured, while sane or insane, commits suicide within two years after the Effective Date of any increase in the Specified Amount, our liability with respect to such increase will only be the total cost of insurance applied to the increase. If the Insured, while sane or insane, commits suicide within two years from the Effective Date of reinstatement, our liability with respect to such reinstatement will only be for the return of cost of insurance and expenses, if any, paid on or after the reinstatement.

DIVIDENDS

The Contract is non-participating and therefore is not eligible for dividends and does not participate in any distribution of our surplus.

PERFORMANCE DATA

From time to time, we may quote performance information for the Subaccounts of the Separate Account in advertisements, sales literature, or reports to Contract Owners or prospective investors.

We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical Contract Owner’s Accumulation Value or death benefit. We also may present the yield or total return of the Subaccounts based on a hypothetical investment of $1,000 in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the Separate Account, the Subaccounts or the Portfolio in which it invests. The performance information shown may reflect the deduction of only some of the applicable charges to the Contract. We may, for example, exclude the deduction of one or more charges, such as the premium charge or surrender charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges. The performance information would be lower if these charges were included.

The “yield” of a Subaccount refers to the income generated by an investment in the Subaccount over the period specified in the advertisement, excluding realized and unrealized capital gains and losses in the corresponding Portfolio’s investments. This income is then “annualized” and shown as a percentage of the investment. We also may advertise the “effective yield” of the Subaccount investing in the American National Money Market Portfolio, which is calculated similarly, but, when annualized, the income earned by an investment in the Subaccount investing in the American National Money Market Portfolio Subaccount is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment.

The “total return” of a Subaccount is the total change in value of an investment in the Subaccount over a period of time specified in the advertisement. “Average annual total return” is the rate of return that would produce that change in value over the specified period, if compounded annually. “Cumulative total return” is the total return over the entire specified period expressed as a percentage.

Neither yield nor total return figures reflect deductions for Contract charges such as the premium charge, surrender charges, administrative and maintenance fees, and cost of insurance charges. Yield and total return figures would be lower if Contract charges were included.

We may compare a Subaccount’s performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning, and The Wall Street Journal. We also may advertise ratings of American National Insurance Company’s financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

We may from time to time provide advertisements, sales literature or tools to assist you in choosing your investment options by defining your asset allocation strategy and appropriate risk tolerance.

Performance information for any Subaccount reflects the performance of a hypothetical investment of $1,000 in a Contract and are not illustrative of how actual investment performance would affect the benefits under your Contract. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance.

ILLUSTRATIONS

We will provide you with illustrations based on different sets of assumptions upon your request. You can request such illustrations at any time. Illustrations may help you understand how your Accumulation Values would vary over time based on different assumptions.

If you ask us, we’ll provide you with different kinds of illustrations.

•	Illustrations based on information you give us about the person to be insured by the Contract, their risk class, the face amount, the death benefit and premium payments.

•	Illustrations that show the allocation of premium payments to specified Subaccounts. These will reflect the expenses of the specific corresponding Portfolios.

LEGAL MATTERS

Greer, Herz and Adams, LLP, General Counsel has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law.

EXPERTS

The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2005 and 2004, and related supplementary schedules for each of the years in the three-year period ended December 31, 2005 and the financial statements and related financial highlights of American National Separate Accounts as of December 31, 2005 and for each of the periods indicated herein, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American National Insurance Company and Policy Owners of American National Variable Life Separate Account:

We have audited the accompanying statement of net assets of the American National Variable Life Separate Account (comprised of Alger American (AA) Small Capitalization, AA Growth, AA Income and Growth, AA Balanced, AA MidCap Growth, AA Leveraged AllCap, Federated Capital Income II, Federated Fund for U.S. Government Securities II, Federated High Income Bond II-Primary Shares, Federated MidCap Growth Strategies II, Federated Equity Income II, Federated Quality Bond Fund II-Primary Shares, Federated Kaufmann Fund II-Primary Shares, Fidelity Variable Insurance Product (VIP) Growth and Income, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Money Market, Fidelity VIP Overseas, Fidelity VIP Investment Grade Bond, Fidelity VIP Asset Manager, Fidelity VIP Index 500, Fidelity VIP Contrafund, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Growth Opportunities, Fidelity VIP MidCap, Fidelity VIP Aggressive Growth II, Fidelity VIP Equity Income II, Fidelity VIP Contrafund II, Fidelity VIP Index 500 II, Fidelity VIP Investment Grade Bond II, Fidelity VIP Growth and Income II , Fidelity VIP Growth Opportunities II, Fidelity VIP MidCap II, Fidelity VIP Value II, Fidelity VIP Value Strategies II, Fidelity VIP Value Leaders II, AIM Variable Insurance Funds (V.I). Dynamics, Global Health Care, AIM V.I. Technology, AIM V.I. Small Company Growth, AIM V.I. Real Estate, AIM V.I. Utilities, AIM V.I. Financial Services, MFS Emerging Growth, MFS Capital Opportunities, MFS Research, MFS Investors Trust, T. Rowe Price (TRP) Equity Income, TRP International Stock, TRP Limited-Term Bond, TRP Mid-Cap Growth, American National (AN) Growth, AN Equity Income, AN Balanced, AN Money Market, AN Government Bond, AN High Yield Bond, AN Small/MidCap, and AN International Stock Subaccounts) (collectively, the Account) as of December 31, 2005, and the related statement of operations for the year then ended and the related statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights referred to above are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005 and the results of its operations, changes in net assets for the two years then ended, and their financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Houston, Texas
April 21, 2006

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2005
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                    The Alger American Fund - Class O Shares

---------------------------------------------------------------------------------------------------------------------
                         Assets                                Alger      Alger Growth      Alger
                                                                                           Income &
                                                             Small Cap                      Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
18,083 shares at net asset value of $23.68                           428              --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $348)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
23,876 shares at net asset value of $39.25                             --            937             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $788)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
38,982 shares at net asset value of $10.28                             --              --           401
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $364)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   428            937           401
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                  --              --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                      --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               428            937           401
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                              --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                         --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           428            937           401
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                              --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                         --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       302,908        867,327       403,358
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                              --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                         --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.41           1.08          0.99
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2005
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                    The Alger American Fund - Class O Shares

---------------------------------------------------------------------------------------------------------------------
                         Assets                                Alger        Alger Mid       Alger
                                                                                          Leveraged
                                                             Balanced      Cap Growth       AllCap
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
47,622 shares at net asset value of $14.44                           688              --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $617)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
51,348 shares at net asset value of $21.90                             --          1,125             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $936)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
18,164 shares at net asset value of $34.78                             --              --           632

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $521)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   688          1,125           632
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                  --              --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                      --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               688          1,125           632
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                              --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                         --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           688          1,125           632
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                              --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                         --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       584,231        853,963       568,051
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                              --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                         --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.18           1.32          1.11
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2005
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                      Federated Insurance Series - Class II
---------------------------------------------------------------------------------------------------------------------

                         Assets                              Federated    Federated US    Federated      Federated

                                                                                         High Income      MidCap

                                                              Capital         Gov't         Bond -        Growth
                                                              Income       Securities     Prim. Sh.     Strategies

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

3,707 shares at net asset value of $8.94                              33              --             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $30)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

7 shares at net asset value of $11.36                                  --              --             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $0)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

18,370 shares at net asset value of $7.74                              --              --           142              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $136)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

7,534 shares at net asset value of $23.69                              --              --             --            178

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $146)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

                      Total Assets                                    33              --           142            178

---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

Payable to American National for policy terminations,                  --              --             --               --
withdrawal payments and mortality and expense charges

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

Total Liabilities                                                      --              --             --               --

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

Net assets applicable to policyholders                                33              --           142             178

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

   Investrac Gold Variable Universal Life                              --              --             --               --

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

   Investrac Advantage Variable Universal Life                         --              --             --               --

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

   Survivor Variable Universal Life                                    --              --             --               --

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

   WealthQuest III Variable Universal Life                            33              --           142             178

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

   Investrac Gold Variable Universal Life                              --              --             --               --

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

   Investrac Advantage Variable Universal Life                         --              --             --               --

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

   Survivor Variable Universal Life                                    --              --             --               --

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

   WealthQuest III Variable Universal Life                        33,734              --       106,739         136,909

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

   Investrac Gold Variable Universal Life                              --              --             --               --

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

   Investrac Advantage Variable Universal Life                         --              --             --               --

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

   Survivor Variable Universal Life                                    --              --             --               --

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

   WealthQuest III Variable Universal Life                          0.98              --          1.33            1.30

---------------------------------------------------------- -------------- -------------- ------------- ---------------

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2005
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                      Federated Insurance Series - Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Federated      Federated     Federated
                                                                          Quality Bond
                                                                                -         Kaufmann -
                                                           Equity Income    Prim. Sh.     Prim. Sh.
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

9,436 shares at net asset value of $13.57                            128              --             --

(cost $109)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

156 shares at net asset value of $11.30                                --              2             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

16 shares at net asset value of $14.52                                 --              --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $0)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

                      Total Assets                                   128              2             --

---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                  --              --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                      --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

Net assets applicable to policyholders                               128              2             --

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                              --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                         --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           128              2             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                              --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                         --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       110,597          1,751             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                              --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                         --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.16           1.01             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2005
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

              Fidelity Variable Insurance Products - Initial Class

---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                             Growth &
                                                              Income      Equity Income     Growth      High Income
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

65,654 shares at net asset value of $14.75                           968              --             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $877)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

215,698 shares at net asset value of $25.49                            --          5,498             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,860)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

425,520 shares at net asset value of $33.70                            --              --        14,340              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $15,272)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

114,056 shares at net asset value of $6.17                             --              --             --            704

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $758)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   968          5,498        14,340            704
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                  --              --             --               --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                      --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               968          5,498        14,340             704
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             89          3,338         6,135             434
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       879          2,068         8,136             270
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --             92            69               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                             --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                         87,769      1,148,941     2,559,497         298,801
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   732,880      1,369,288     6,569,329         268,620
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --          2,857         1,784               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                             --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.01           2.91          2.40            1.45
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.20           1.51          1.24            1.01
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --          32.06         38.72               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                             --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2005
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

              Fidelity Variable Insurance Products - Initial Class

---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                                                          Investment
                                                           Money Market     Overseas      Grade Bond   Asset Manager
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
612,618 shares at net asset value of $1.00                           613              --             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $613)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
115,435 shares at net asset value of $20.61                            --          2,379             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,723)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
42,093 shares at net asset value of $12.76                             --              --           537              --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $551)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
108,754 shares at net asset value of $15.04                            --              --             --          1,636
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,644)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   613          2,379           537          1,636
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
Payable to American National for policy terminations,                  --              --              --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
Total Liabilities                                                      --              --              --              --
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
Net assets applicable to policyholders                               613          2,379            537          1,636
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------

---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Investrac Gold Variable Universal Life                            146          1,309            202          1,119
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Investrac Advantage Variable Universal Life                       422          1,039            316            517
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Survivor Variable Universal Life                                   45             31             19              --
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   WealthQuest III Variable Universal Life                             --              --              --              --
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Investrac Gold Variable Universal Life                        100,525        685,320        109,027        598,347
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Investrac Advantage Variable Universal Life                   365,344        723,347        227,373        423,140
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Survivor Variable Universal Life                               40,968          1,197          1,127              --
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   WealthQuest III Variable Universal Life                             --              --              --              --
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Investrac Gold Variable Universal Life                           1.46           1.91           1.85           1.87
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Investrac Advantage Variable Universal Life                      1.15           1.44           1.39           1.22
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   Survivor Variable Universal Life                                 1.09          25.62          17.21              --
---------------------------------------------------------- -------------- -------------- -------------- --------------
---------------------------------------------------------- -------------- -------------- -------------- --------------
   WealthQuest III Variable Universal Life                             --              --              --              --
---------------------------------------------------------- -------------- -------------- -------------- --------------

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2005
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

              Fidelity Variable Insurance Products - Initial Class

---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                                                          Asset Mgr.
                                                             Index 500     Contrafund       Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

140,685 shares at net asset value of $141.88                      19,960              --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $17,878)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

401,872 shares at net asset value of $31.03                            --         12,470             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $9,131)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

110,188 shares at net asset value of $12.97                            --              --         1,429

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,386)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                19,960         12,470         1,429
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                  --              --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                      --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                            19,960         12,470         1,429
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                          8,545          4,375           466
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                    11,203          7,872           959
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                  212            223             4
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                             --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                      2,992,647      1,315,830       251,308
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                 8,811,704      4,089,767       805,459
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                1,311          6,267           228
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                             --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           2.86           3.33          1.86
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.27           1.92          1.19
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                               161.72          35.57         16.18
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                             --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2005
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

              Fidelity Variable Insurance Products - Initial Class

---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                             Balanced      Growth Opp.      MidCap
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
42,193 shares at net asset value of $14.78                           624              --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $572)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
127,641 shares at net asset value of $17.34                            --          2,213             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,086)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
459,812 shares at net asset value of $35.11                            --              --        16,144
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $9,812)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   624          2,213        16,144
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                  --              --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                      --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               624          2,213        16,144
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             35             50         2,991
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       576          2,131        12,769
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   13             32           384
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                             --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                         33,028         63,615       953,815
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   500,957      2,138,725     4,339,542
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                  742          1,725        11,178
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                             --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.07           0.79          3.14
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.15           1.00          2.94
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                17.11          18.43         34.39
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                             --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2005
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

             Fidelity Variable Insurance Products - Service Class II

---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                            Aggressive
                                                              Growth      Equity Income   Contrafund     Index 500
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

89,516 shares at net asset value of $9.01                            807              --             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $682)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

471 shares at net asset value of $25.17                                --             12             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $12)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

105,141 shares at net asset value of $30.69                            --              --         3,227              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,522)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

24,308 shares at net asset value of $140.68                            --              --             --          3,420

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,926)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   807             12         3,227          3,420
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Payable to American National for policy terminations,                 --               --             --               --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Total Liabilities                                                     --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Net assets applicable to policyholders                              807              12         3,227           3,420
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------

---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                   --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          807              12         3,227           3,420
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                   --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                      713,413          10,788     2,117,558       3,027,573
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                   --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         1.13            1.10          1.52            1.13
---------------------------------------------------------- ------------- --------------- ------------- ---------------

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2005
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
             Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                            Investment      Growth &
                                                            Grade Bond       Income      Growth Opp.
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,820 shares at net asset value of $12.57                             23              --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $23)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
486 shares at net asset value of $14.53                                --              7             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $7)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
28,915 shares at net asset value of $17.23                             --              --           498
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $419)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    23              7           498
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Payable to American National for policy terminations,                 --               --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Total Liabilities                                                     --               --             --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Net assets applicable to policyholders                               23               7           498
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------

---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --               --             --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --               --             --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                   --               --             --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           23               7           498
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --               --             --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --               --             --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                   --               --             --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       22,675           6,322       429,310
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --               --             --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --               --             --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                   --               --             --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         1.01            1.12          1.16
---------------------------------------------------------- ------------- --------------- ------------- ---------------

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2005
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
             Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                                                            Value
                                                              MidCap          Value       Strategies   Value Leaders
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

168,610 shares at net asset value of $34.67                        5,846              --             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,345)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

4,610 shares at net asset value of $12.52                              --             58             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $56)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

997 shares at net asset value of $14.02                                --              --            14              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $13)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

1,739 shares at net asset value of $13.25                              --              --             --             23

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $22)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 5,846             58            14             23
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Payable to American National for policy terminations,                 --               --             --               --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Total Liabilities                                                     --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Net assets applicable to policyholders                            5,846              58            14              23
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------

---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                   --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                        5,846              58            14              23
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                   --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                    3,152,601          52,409        11,893          20,412
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                   --               --             --               --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         1.85            1.10          1.18            1.13
---------------------------------------------------------- ------------- --------------- ------------- ---------------

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2005
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                          AIM Variable Insurance Funds

---------------------------------------------------------------------------------------------------------------------
                         Assets                            AIM Dynamics    AIM Global        AIM         AIM Small
                                                                           Health Care    Technology    Co. Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

5,597 shares at net asset value of $14.77                             83              --             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $66)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

13,529 shares at net asset value of $20.44                             --            277             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $231)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

16,916 shares at net asset value of $12.69                             --              --           215              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $194)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

5,970 shares at net asset value of $16.21                              --              --             --             97

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $84)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    83            277           215             97
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                  --              --             --               --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                      --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                                83            277           215              97
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                              --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                         --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            83            277           215              97
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                              --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                         --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                        71,028        248,548       262,430          87,134
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                              --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                         --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.16           1.11          0.82            1.11
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2005
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                          AIM Variable Insurance Funds

---------------------------------------------------------------------------------------------------------------------
                         Assets                                 AIM            AIM           AIM
                                                                                           Financial
                                                            Real Estate     Utilities      Services
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

38,005 shares at net asset value of $21.06                           800              --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $690)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

38,023 shares at net asset value of $17.83                             --            678             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $634)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

4,402 shares at net asset value of $15.27                              --              --            67

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $61)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   800            678            67
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                  --              --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                      --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               800            678            67
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                              --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                         --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           800            678            67
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                              --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                         --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       351,961        565,040        53,670
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                              --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                         --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --              --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          2.27           1.20          1.25
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2005
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

               MFS Variable Insurance Trust - Initial Class Shares

---------------------------------------------------------------------------------------------------------------------
                         Assets                            MFS Emerging    MFS Capital   MFS Research       MFS
                                                                                                         Investors
                                                              Growth         Opport                        Trust
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

12,948 shares at net asset value of $19.13                           248              --             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $200)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

8,877 shares at net asset value of $13.69                              --            122             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $102)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

1,573 shares at net asset value of $16.41                              --              --            26              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $22)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

7,363 shares at net asset value of $19.29                              --              --             --            142

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $117)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   248            122            26            142
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                  --              --             --               --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                      --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               248            122            26             142
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                              --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                         --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           248            122            26             142
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                              --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                         --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       232,237        120,856        22,303         125,656
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                              --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                         --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.07           1.01          1.16            1.13
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2005
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                                  T. Rowe Price

---------------------------------------------------------------------------------------------------------------------
                         Assets                            T Rowe Price   T Rowe Price      T Rowe     T Rowe Price
                                                                          International   Price Ltd       Mid-Cap
                                                           Equity Income      Stock       Term Bond       Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

226,081 shares at net asset value of $21.79                        4,926              --             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,548)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

66,082 shares at net asset value of $15.31                             --          1,012             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $874)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

80,133 shares at net asset value of $4.89                              --              --           392              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $404)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

196,029 shares at net asset value of $25.55                            --              --             --          5,009

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $3,696)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 4,926          1,012           392          5,009
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                  --              --             --               --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                      --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             4,926          1,012           392           5,009
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            370             44             --             176
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                     1,656            459             --           3,528
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   23             41             --             183
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         2,877            468           392           1,122
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                        286,362         41,385             --         103,372
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                 1,057,993        385,707             --       1,404,905
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                  934          2,613             --           7,170
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                     2,273,535        350,170       351,581         733,127
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.29           1.07             --            1.70
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.57           1.19             --            2.51
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                24.83          15.63             --           25.58
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.27           1.34          1.11            1.53
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2005
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                   American National Investment Accounts, Inc.

---------------------------------------------------------------------------------------------------------------------
                         Assets                              AN Growth      AN Equity    AN Balanced     AN Money
                                                                             Income                       Market
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
6,445,099 shares at net asset value of $1.57                      10,119              --             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $10,247)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,886,894 shares at net asset value of $1.69                           --          6,569             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $6,306)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,160,983 shares at net asset value of $1.40                           --              --         3,025              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $3,021)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
881,566 shares at net asset value of $1.00                             --              --             --            882
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $882)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                10,119          6,569         3,025            882
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                  --              --             --               --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                      --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                            10,119          6,569         3,025             882
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                          4,970          3,203         1,092             160
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                     4,716          2,383         1,149             162
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    7             20            66              27
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           426            963           718             533
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                      2,148,540      1,019,366       420,545         113,737
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                 4,399,362      1,558,872       862,425         147,655
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                4,047          9,621        37,731          25,419
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       418,167        856,543       622,940         520,323
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           2.31           3.14          2.60            1.41
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.07           1.53          1.33            1.10
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                 1.63           2.05          1.75            1.05
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.02           1.12          1.15            1.02
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2005
                            (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS

                   American National Investment Accounts, Inc.

---------------------------------------------------------------------------------------------------------------------
                         Assets                                 AN           AN High          AN            AN
                                                            Government                    Small/Mid    International
                                                               Bond        Yield Bond        Cap           Stock
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

752,505 shares at net asset value of $1.03                           775              --             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $808)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

258,114 shares at net asset value of $0.84                             --            217             --              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $231)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

4,643,464 shares at net asset value of $0.27                           --              --         1,254              --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,028)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

142,349 shares at net asset value of $0.79                             --              --             --            112

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $94)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   775            217         1,254            112
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                  --              --             --               --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                      --              --             --               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               775            217         1,254             112
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             51              4            85               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       251             33           904              60
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    9              --             4               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           464            180           261              52
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                         44,326          3,259       318,772               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   201,657         27,663     3,401,584          72,974
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                7,172              --        16,941               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       410,926        154,912       298,831          41,893
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.14           1.27          0.27               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.24           1.18          0.27            0.82
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                 1.27              --          0.26               --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.13           1.16          0.87            1.25
---------------------------------------------------------- -------------- -------------- ------------- ---------------

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
                             SEGREGATED SUBACCOUNTS

                    The Alger American Fund - Class O Shares

---------------------------------------------------------------------------------------------------------------------
                       Operations                              Alger      Alger Growth      Alger
                                                                                           Income &
                                                             Small Cap                      Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 --              1             3
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                        --              --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                   --              --             --
----------------------------------------------------------
     Survivor Variable Universal Life                              --              --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (2)            (5)           (2)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (2)            (4)            1
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                            --              --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                 8              2             7
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    8              2             7
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          44             80             2
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            52             82             9
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              50             78            10
operations
========================================================== ============== ============== ============= ==============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------

                    The Alger American Fund - Class O Shares

---------------------------------------------------------------------------------------------------------------------
                       Operations                              Alger        Alger Mid       Alger
                                                                                          Leveraged
                                                             Balanced      Cap Growth       AllCap
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 9              --             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                        --              --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                   --              --             --
----------------------------------------------------------
     Survivor Variable Universal Life                              --              --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (4)            (6)           (4)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      5             (6)           (4)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                            --             34             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                 9             19            14
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    9             53            14
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          33             43            63
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            42             96            77
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              47             90            73
operations
========================================================== ============== ============== ============= ==============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                      Federated Insurance Series - Class II
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Federated    Federated US    Federated      Federated
                                                                                         High Income      MidCap
                                                              Capital         Gov't         Bond -        Growth
                                                              Income       Securities     Prim. Sh.     Strategies
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 1              --            10              --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                        --              --             --              --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                   --              --             --              --
----------------------------------------------------------
     Survivor Variable Universal Life                              --              --             --              --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                       --              --            (1)            (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      1              --             9             (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                            --              --             --              --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                 1              --             1              2
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    1              --             1              2
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          (1)             --            (8)            17
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             --              --            (7)            19
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from               1              --             2             18
operations
========================================================== ============== ============== ============= ==============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                      Federated Insurance Series - Class II
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Federated      Federated     Federated
                                                                          Quality Bond
                                                                                -         Kaufmann -
                                                           Equity Income    Prim. Sh.     Prim. Sh.
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 2              --             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                        --              --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                   --              --             --
----------------------------------------------------------
     Survivor Variable Universal Life                              --              --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (1)             --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      1              --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                            --              --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                 1              --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    1              --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation           --              --             --
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             1              --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from               2              --             --
operations
========================================================== ============== ============== ============= ==============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------

              Fidelity Variable Insurance Products - Initial Class

---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                             Growth &
                                                              Income      Equity Income     Growth      High Income
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                13             89            68            104
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       (1)           (30)          (53)            (4)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                 (11)           (26)          (98)            (3)
----------------------------------------------------------
     Survivor Variable Universal Life                              --             (1)           (1)             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                       --              --             --              --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      1             32           (84)            97
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                            --            195             --              --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                 2             43          (289)            (4)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    2            238          (289)            (4)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          55            (11)        1,006            (81)
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            57            227           717            (85)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              58            259           633             12
operations
========================================================== ============== ============== ============= ==============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------

              Fidelity Variable Insurance Products - Initial Class

---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                                                          Investment
                                                           Money Market     Overseas      Grade Bond   Asset Manager
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                20             13            19             42
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       (2)           (10)           (2)           (10)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  (6)           (11)           (4)            (6)
----------------------------------------------------------
     Survivor Variable Universal Life                              --              --             --              --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                       --              --             --              --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     12             (8)           13             26
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                            --             10            12              1
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                 --            (20)            --             (8)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    --            (10)           12             (7)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation           --            372           (20)            30
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             --            362            (8)            23
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              12            354             5             49
operations
========================================================== ============== ============== ============= ==============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------

              Fidelity Variable Insurance Products - Initial Class

---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                                                          Asset Mgr.
                                                             Index 500     Contrafund       Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying               337             30            32
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                      (75)           (35)           (4)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                (135)           (85)          (11)
----------------------------------------------------------
       Survivor Variable Universal Life                           (2)            (1)            --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                       --              --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                    125            (91)           17
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                            --              2             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                64            136           (16)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   64            138           (16)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         520          1,593            37
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           584          1,731            21
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from             709          1,640            38
operations
========================================================== ============== ============== ============= ==============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------

              Fidelity Variable Insurance Products - Initial Class

---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                             Balanced      Growth Opp.      MidCap
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                15             18             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                        --             (1)          (24)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  (7)           (24)         (139)
----------------------------------------------------------
     Survivor Variable Universal Life                              --              --            (3)
----------------------------------------------------------
     WealthQuest III Variable Universal Life                       --              --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      8             (7)         (166)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                            --              --           219
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                 3            (11)          344
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    3            (11)          563
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          15            173         1,892
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            18            162         2,455
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              26            155         2,289
operations
========================================================== ============== ============== ============= ==============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------

             Fidelity Variable Insurance Products - Service Class II

---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                            Aggressive       Equity
                                                              Growth         Income       Contrafund     Index 500
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 --              --             2             40
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                        --              --             --              --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                   --              --             --              --
----------------------------------------------------------
     Survivor Variable Universal Life                              --              --             --              --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (5)             --           (16)           (20)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (5)             --           (14)            20
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           23              --             --              --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                 6              --            13              6
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   29              --            13              6
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          29              --           374             95
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            58              --           387            101
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              53              --           373            121
operations
========================================================== ============== ============== ============= ==============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------

             Fidelity Variable Insurance Products - Service Class II

---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                            Investment      Growth &
                                                            Grade Bond       Income      Growth Opp.
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 --              --             2
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                        --              --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                   --              --             --
----------------------------------------------------------
     Survivor Variable Universal Life                              --              --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                       --              --            (3)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      --              --            (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                            --              --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                 --              --             5
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    --              --             5
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation           --              --            31
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             --              --            36
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from               --              --            35
operations
========================================================== ============== ============== ============= ==============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
             Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                                                            Value
                                                               MidCap         Value       Strategies   Value Leaders
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 --              --             --              --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                        --              --             --              --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                   --              --             --              --
----------------------------------------------------------
     Survivor Variable Universal Life                              --              --             --              --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                     (30)             --             --              --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                    (30)             --             --              --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           55              --             --              --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                26              --             --              --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   81              --             --              --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         695              2             1              1
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           776              2             1              1
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from             746              2             1              1
operations
========================================================== ============== ============== ============= ==============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------

                          AIM Variable Insurance Funds

---------------------------------------------------------------------------------------------------------------------
                       Operations                          AIM Dynamics        AIM           AIM         AIM Small
                                                                              Global
                                                                           Health Care    Technology    Co. Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 --              --             --              --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                        --              --             --              --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                   --              --             --              --
----------------------------------------------------------
     Survivor Variable Universal Life                              --              --             --              --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                       --             (2)           (1)            (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      --             (2)           (1)            (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                            --              --             --              --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                 1             11             3              2
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    1             11             3              2
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation           6             11             3              2
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             7             22             6              4
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from               7             20             5              3
operations
========================================================= ============== ============== ============= ==============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------

                          AIM Variable Insurance Funds

---------------------------------------------------------------------------------------------------------------------
                       Operations                               AIM            AIM           AIM
                                                                                          Financial
                                                            Real Estate     Utilities      Services
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 8             15             1
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                        --              --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                   --              --             --
----------------------------------------------------------
     Survivor Variable Universal Life                              --              --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (4)            (3)            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      4             12             1
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           21              --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                37              5             4
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   58              5             4
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          32             26             --
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            90             31             4
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              94             43             5
operations
========================================================== ============== ============== ============= ==============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------

               MFS Variable Insurance Trust - Initial Class Shares

---------------------------------------------------------------------------------------------------------------------
                       Operations                          MFS Emerging    MFS Capital   MFS Research       MFS
                                                                                                         Investors
                                                              Growth         Opport                        Trust
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 --              1             --              1
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                        --              --             --              --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                   --              --             --              --
----------------------------------------------------------
     Survivor Variable Universal Life                              --              --             --              --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (1)            (1)            --             (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (1)             --             --              --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                            --              --             --              --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                 1              4             1              1
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    1              4             1              1
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          20             (2)            1              8
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            21              2             2              9
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              20              2             2              9
operations
========================================================== ============== ============== ============= ==============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------

                                  T. Rowe Price

---------------------------------------------------------------------------------------------------------------------
                       Operations                          T Rowe Price   T Rowe Price      T Rowe     T Rowe Price
                                                                          International   Price Ltd       Mid-Cap
                                                           Equity Income      Stock       Term Bond       Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                68             15            13              --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       (3)             --             --             (2)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                 (20)            (5)            --            (40)
----------------------------------------------------------
     Survivor Variable Universal Life                              --              --             --             (1)
----------------------------------------------------------
     WealthQuest III Variable Universal Life                     (16)            (2)           (2)            (7)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     29              8            11            (50)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                          220              3             --            274
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                43             17             --            107
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                  263             20             --            381
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation        (154)            96            (6)           259
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           109            116            (6)           640
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from             138            124             5            590
operations
========================================================== ============== ============== ============= ==============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------

                   American National Investment Accounts, Inc.

---------------------------------------------------------------------------------------------------------------------
                       Operations                            AN Growth      AN Equity    AN Balanced     AN Money
                                                                             Income                       Market
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying               116            108            61             25
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                      (44)           (29)          (10)            (1)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                 (57)           (30)          (14)            (3)
----------------------------------------------------------
     Survivor Variable Universal Life                              --              --             --              --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (3)            (6)           (4)            (4)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     12             43            33             17
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                            --            151            56              --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments               (49)            16             5              --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                  (49)           167            61              --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         240           (131)         (109)             --
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           191             36           (48)             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from             203             79           (15)            17
operations
========================================================== ============== ============== ============= ==============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------

                   American National Investment Accounts, Inc.

--------------------------------------------------------------------------------------------------------------------------
                          Operations                                 AN           AN High     AN Small/Mid        AN
                                                                 Government                                  International
                                                                    Bond        Yield Bond         Cap          Stock
--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------
Investment income (loss)
---------------------------------------------------------------
---------------------------------------------------------------
   Investment income distributions from underlying mutual fund         25             12              --             1
---------------------------------------------------------------
   Mortality and expense charges
---------------------------------------------------------------
     Investrac Gold Variable Universal Life                            (1)             --             (1)            --
---------------------------------------------------------------
     Investrac Advantage Variable Universal Life                       (3)             --            (10)           (1)
---------------------------------------------------------------
     Survivor Variable Universal Life                                   --              --              --             --
---------------------------------------------------------------
     WealthQuest III Variable Universal Life                           (3)            (1)            (2)            --
---------------------------------------------------------------

--------------------------------------------------------------- -------------- -------------- -------------- -------------
                 Investment income (loss) - net                        18             11            (13)            --
--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------

---------------------------------------------------------------
---------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
---------------------------------------------------------------
   Realized gain distributions from underlying mutual fund              --              --              --             --
---------------------------------------------------------------

---------------------------------------------------------------
   Realized gains (losses) on sales of investments                    (11)             4             16             3
---------------------------------------------------------------

--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------
     Net realized gains (losses) on investments                       (11)             4             16             3
--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------

---------------------------------------------------------------
---------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of             4            (20)            38             3
   investments
---------------------------------------------------------------

--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------
     Net gains (losses) on investments                                 (7)           (16)            54             6
--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------

---------------------------------------------------------------
---------------------------------------------------------------
Net increase (decrease) in net assets resulting from                   11             (5)            41             6
operations
=============================================================== ============== ============== ============== =============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

                    The Alger American Fund - Class O Shares

----------------------------------------------------------------------------------------------------------------------
                        Net Changes                          Alger Small   Alger Growth  Alger Income
                                                                 Cap                       & Growth
------------------------------------------------------------ ------------- ------------- -------------- --------------
------------------------------------------------------------ ------------- ------------- -------------- --------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                  (2)           (4)             1
------------------------------------------------------------
   Net realized gains (losses) on investments                       8             2              7
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                  44            80              2
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------- -------------- --------------
------------------------------------------------------------ ------------- ------------- -------------- --------------
Net increase (decrease) in net assets resulting from               50            78             10
operations
------------------------------------------------------------ ------------- ------------- -------------- --------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --              --
------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --              --
------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --              --
------------------------------------------------------------
     WealthQuest III Variable Universal Life                      173           445            185
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --              --
------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --              --
------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --              --
------------------------------------------------------------
     WealthQuest III Variable Universal Life                      (53)         (141)           (58)
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------- -------------- --------------
------------------------------------------------------------ ------------- ------------- -------------- --------------
Increase (decrease) in net assets from                            120           304            127
policy transactions
------------------------------------------------------------ ------------- ------------- -------------- --------------
------------------------------------------------------------ ------------- ------------- -------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                                 170           382            137
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                               258           555            264
------------------------------------------------------------ ------------- ------------- -------------- --------------
------------------------------------------------------------ ------------- ------------- -------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                     428           937            401
============================================================ ============= ============= ============== ==============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

                    The Alger American Fund - Class O Shares

----------------------------------------------------------------------------------------------------------------------
                       Net Changes                             Alger        Alger Mid       Alger
                                                                                          Leveraged
                                                              Balanced     Cap Growth       AllCap
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Operations
-----------------------------------------------------------
-----------------------------------------------------------
   Investment income (loss) - net                                  5             (6)           (4)
-----------------------------------------------------------
   Net realized gains (losses) on investments                      9             53            14
-----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 33             43            63
-----------------------------------------------------------

----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Net increase (decrease) in net assets resulting from              47             90            73
operations
----------------------------------------------------------- ------------- -------------- ------------- ---------------

-----------------------------------------------------------
Policy transactions
-----------------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------------
     Investrac Gold Variable Universal Life                        --              --             --
-----------------------------------------------------------
     Investrac Advantage Variable Universal Life                   --              --             --
-----------------------------------------------------------
     Survivor Variable  Universal Life                             --              --             --
-----------------------------------------------------------
     WealthQuest III Variable Universal Life                     258            464           203
-----------------------------------------------------------

-----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------------
     Investrac Gold Variable Universal Life                        --              --             --
-----------------------------------------------------------
     Investrac Advantage Variable Universal Life                   --              --             --
-----------------------------------------------------------
     Survivor Variable  Universal Life                             --              --             --
-----------------------------------------------------------
     WealthQuest III Variable Universal Life                    (126)          (194)         (164)
-----------------------------------------------------------

----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Increase (decrease) in net assets from                           132            270            39
policy transactions
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------

-----------------------------------------------------------
-----------------------------------------------------------
Increase (decrease) in net assets                                179            360           112
-----------------------------------------------------------

-----------------------------------------------------------
Net assets at the beginning of year                              509            765           520
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------

-----------------------------------------------------------
-----------------------------------------------------------
Net assets at the end of year                                    688          1,125           632
=========================================================== ============= ============== ============= ===============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
                      Federated Insurance Series - Class II
----------------------------------------------------------------------------------------------------------------------
                       Net Changes                           Federated    Federated US    Federated      Federated
                                                                                         High Income
                                                              Capital         Gov't         Bond -     MidCap Growth
                                                              Income       Securities     Prim. Sh.      Strategies
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                                  1              --             9              (1)
----------------------------------------------------------
   Net realized gains (losses) on investments                      1              --             1               2
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 (1)             --            (8)             17
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net increase (decrease) in net assets resulting from               1              --             2              18
operations
---------------------------------------------------------- -------------- -------------- ------------- ---------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     Investrac Gold Variable Universal Life                        --              --             --               --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                   --              --             --               --
----------------------------------------------------------
     Survivor Variable  Universal Life                             --              --             --               --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      13              --            38              72
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     Investrac Gold Variable Universal Life                        --              --             --               --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                   --              --             --               --
----------------------------------------------------------
     Survivor Variable  Universal Life                             --              --             --               --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                     (10)             --           (22)             (9)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Increase (decrease) in net assets from                             3              --            16              63
policy transactions
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                                  4              --            18              81
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                               29              --           124              97
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                     33              --           142             178
========================================================== ============== ============== ============= ===============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
                      Federated Insurance Series - Class II
----------------------------------------------------------------------------------------------------------------------
                         Net Changes                            Federated      Federated     Federated
                                                                             Quality Bond
                                                                  Equity           -          Kaufmann
                                                                  Income       Prim. Sh.     -Prim. Sh.
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                     1              --             --
--------------------------------------------------------------
   Net realized gains (losses) on investments                         1              --             --
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                        --              --             --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Net increase (decrease) in net assets resulting from                  2              --             --
operations
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                           --              --             --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                      --              --             --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                --              --             --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         33              --             --
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                           --              --             --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                      --              --             --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                --              --             --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (14)             2             --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Increase (decrease) in net assets from                               19              2             --
policy transactions
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                    21              2             --
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 107              --             --
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       128              2             --
============================================================== ============= ============== ============= ============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
              Fidelity Variable Insurance Products - Initial Class
----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             Fidelity      Fidelity       Fidelity     Fidelity
                                                                 Growth &
                                                                  Income     Equity Income     Growth     High Income
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                     1             32           (84)          97
--------------------------------------------------------------
   Net realized gains (losses) on investments                         2            238          (289)          (4)
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       55            (11)        1,006          (81)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Net increase (decrease) in net assets resulting from                 58            259           633           12
operations
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          11            413           911           50
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    144            268         1,372           35
--------------------------------------------------------------
     Survivor Variable  Universal Life                                --             23            13            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                          --              --             --            --
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          (5)          (651)       (1,075)         (93)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   (155)          (306)       (1,586)         (56)
--------------------------------------------------------------
     Survivor Variable  Universal Life                                --             (9)          (46)           --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                          --              --             --            --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Increase (decrease) in net assets from                               (5)          (262)         (411)         (64)
policy transactions
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                    53             (3)          222          (52)
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 915          5,501        14,118          756
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       968          5,498        14,340          704
============================================================== ============= ============== ============= ============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

              Fidelity Variable Insurance Products - Initial Class

----------------------------------------------------------------------------------------------------------------------
                       Net Changes                           Fidelity      Fidelity       Fidelity    Fidelity Asset
                                                                                         Investment
                                                           Money Market    Overseas      Grade Bond       Manager
---------------------------------------------------------- ------------- -------------- ------------- ----------------
---------------------------------------------------------- ------------- -------------- ------------- ----------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                                12             (8)           13               26
----------------------------------------------------------
   Net realized gains (losses) on investments                     --            (10)           12               (7)
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 --            372           (20)              30
----------------------------------------------------------

---------------------------------------------------------- ------------- -------------- ------------- ----------------
---------------------------------------------------------- ------------- -------------- ------------- ----------------
Net increase (decrease) in net assets resulting from             12            354             5               49
operations
---------------------------------------------------------- ------------- -------------- ------------- ----------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     Investrac Gold Variable Universal Life                      38            138            28              114
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                 44            111            44               53
----------------------------------------------------------
     Survivor Variable  Universal Life                            8              4             --                --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --              --             --                --
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     Investrac Gold Variable Universal Life                    (149)          (180)          (22)            (124)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                (47)           (15)          (12)             (59)
----------------------------------------------------------
     Survivor Variable  Universal Life                           (9)           (18)           (1)               --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --              --             --                --
----------------------------------------------------------

---------------------------------------------------------- ------------- -------------- ------------- ----------------
---------------------------------------------------------- ------------- -------------- ------------- ----------------
Increase (decrease) in net assets from                         (115)            40            37              (16)
policy transactions
---------------------------------------------------------- ------------- -------------- ------------- ----------------
---------------------------------------------------------- ------------- -------------- ------------- ----------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                              (103)           394            42               33
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                             716          1,985           495            1,603
---------------------------------------------------------- ------------- -------------- ------------- ----------------
---------------------------------------------------------- ------------- -------------- ------------- ----------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                   613          2,379           537            1,636
========================================================== ============= ============== ============= ================

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

              Fidelity Variable Insurance Products - Initial Class

----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             Fidelity      Fidelity       Fidelity
                                                                                             Asset Mgr.
                                                                Index 500     Contrafund       Growth
-------------------------------------------------------------- ------------- -------------- -------------- -----------
-------------------------------------------------------------- ------------- -------------- -------------- -----------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                   125            (91)            17
--------------------------------------------------------------
   Net realized gains (losses) on investments                        64            138            (16)
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      520          1,593             37
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- -------------- -----------
-------------------------------------------------------------- ------------- -------------- -------------- -----------
Net increase (decrease) in net assets resulting from                709          1,640             38
operations
-------------------------------------------------------------- ------------- -------------- -------------- -----------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                       1,256            511             81
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                  1,663            917            129
--------------------------------------------------------------
     Survivor Variable  Universal Life                               51             61              1
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                          --              --              --
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                      (1,492)          (283)          (107)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                 (1,653)          (273)          (109)
--------------------------------------------------------------
     Survivor Variable  Universal Life                              (15)            37              --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                          --              --              --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- -------------- -----------
-------------------------------------------------------------- ------------- -------------- -------------- -----------
Increase (decrease) in net assets from                             (190)           970             (5)
policy transactions
-------------------------------------------------------------- ------------- -------------- -------------- -----------
-------------------------------------------------------------- ------------- -------------- -------------- -----------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                   519          2,610             33
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                              19,441          9,860          1,396
-------------------------------------------------------------- ------------- -------------- -------------- -----------
-------------------------------------------------------------- ------------- -------------- -------------- -----------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                    19,960         12,470          1,429
============================================================== ============= ============== ============== ===========

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

              Fidelity Variable Insurance Products - Initial Class

----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             Fidelity      Fidelity       Fidelity
                                                                 Balanced     Growth Opp.      MidCap
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                     8             (7)         (166)
--------------------------------------------------------------
   Net realized gains (losses) on investments                         3            (11)          563
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       15            173         1,892
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Net increase (decrease) in net assets resulting from                 26            155         2,289
operations
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          11             10           240
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     93            297         1,329
--------------------------------------------------------------
     Survivor Variable  Universal Life                                3              5            91
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                          --              --             --
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         (13)           (45)         (142)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    (77)          (243)         (423)
--------------------------------------------------------------
     Survivor Variable  Universal Life                              (24)            (1)           27
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                          --              --             --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Increase (decrease) in net assets from                               (7)            23         1,122
policy transactions
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                    19            178         3,411
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 605          2,035        12,733
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       624          2,213        16,144
============================================================== ============= ============== ============= ============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

             Fidelity Variable Insurance Products - Service Class II

----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             Fidelity      Fidelity      Fidelity      Fidelity
                                                                Aggressive      Equity
                                                                  Growth        Income      Contrafund     Index 500
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                    (5)            --            (14)          20
--------------------------------------------------------------
   Net realized gains (losses) on investments                        29             --             13            6
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       29             --            374           95
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Net increase (decrease) in net assets resulting from                 53             --            373          121
operations
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                           --             --              --            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                      --             --              --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                --             --              --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        303            11          1,204        1,301
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                           --             --              --            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                      --             --              --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                --             --              --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                       (127)            1            (55)        (490)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Increase (decrease) in net assets from                              176            12          1,149          811
policy transactions
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                   229            12          1,522          932
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 578             --          1,705        2,488
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       807            12          3,227        3,420
============================================================== ============= ============= ============== ============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

             Fidelity Variable Insurance Products - Service Class II

----------------------------------------------------------------------------------------------------------------------
                         Net Changes                              Fidelity      Fidelity      Fidelity
                                                                 Investment     Growth &       Growth
                                                                 Grade Bond      Income         Opp.
--------------------------------------------------------------- ------------- ------------- -------------- -----------
--------------------------------------------------------------- ------------- ------------- -------------- -----------
Operations
---------------------------------------------------------------
---------------------------------------------------------------
   Investment income (loss) - net                                      --             --             (1)
---------------------------------------------------------------
   Net realized gains (losses) on investments                          --             --              5
---------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                         --             --             31
---------------------------------------------------------------

--------------------------------------------------------------- ------------- ------------- -------------- -----------
--------------------------------------------------------------- ------------- ------------- -------------- -----------
Net increase (decrease) in net assets resulting from                   --             --             35
operations
--------------------------------------------------------------- ------------- ------------- -------------- -----------

---------------------------------------------------------------
Policy transactions
---------------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------------
     Investrac Gold Variable Universal Life                            --             --              --
---------------------------------------------------------------
     Investrac Advantage Variable Universal Life                       --             --              --
---------------------------------------------------------------
     Survivor Variable  Universal Life                                 --             --              --
---------------------------------------------------------------
     WealthQuest III Variable Universal Life                          19             6            199
---------------------------------------------------------------

---------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------------
     Investrac Gold Variable Universal Life                            --             --              --
---------------------------------------------------------------
     Investrac Advantage Variable Universal Life                       --             --              --
---------------------------------------------------------------
     Survivor Variable  Universal Life                                 --             --              --
---------------------------------------------------------------
     WealthQuest III Variable Universal Life                           4             1            (68)
---------------------------------------------------------------

--------------------------------------------------------------- ------------- ------------- -------------- -----------
--------------------------------------------------------------- ------------- ------------- -------------- -----------
Increase (decrease) in net assets from                                23             7            131
policy transactions
--------------------------------------------------------------- ------------- ------------- -------------- -----------
--------------------------------------------------------------- ------------- ------------- -------------- -----------

---------------------------------------------------------------
---------------------------------------------------------------
Increase (decrease) in net assets                                     23             7            166
---------------------------------------------------------------

---------------------------------------------------------------
Net assets at the beginning of year                                    --             --            332
--------------------------------------------------------------- ------------- ------------- -------------- -----------
--------------------------------------------------------------- ------------- ------------- -------------- -----------

---------------------------------------------------------------
---------------------------------------------------------------
Net assets at the end of year                                         23             7            498
=============================================================== ============= ============= ============== ===========

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
             Fidelity Variable Insurance Products - Service Class II
----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             Fidelity      Fidelity       Fidelity     Fidelity
                                                                                               Value         Value
                                                                   MidCap        Value       Strategies     Leaders
--------------------------------------------------------------- ------------ -------------- ------------- ------------
--------------------------------------------------------------- ------------ -------------- ------------- ------------
Operations
---------------------------------------------------------------
---------------------------------------------------------------
   Investment income (loss) - net                                   (30)             --             --            --
---------------------------------------------------------------
   Net realized gains (losses) on investments                        81              --             --            --
---------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      695              2             1            1
---------------------------------------------------------------

--------------------------------------------------------------- ------------ -------------- ------------- ------------
--------------------------------------------------------------- ------------ -------------- ------------- ------------
Net increase (decrease) in net assets resulting from                746              2             1            1
operations
--------------------------------------------------------------- ------------ -------------- ------------- ------------

---------------------------------------------------------------
Policy transactions
---------------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------------
     Investrac Gold Variable Universal Life                           --              --             --            --
---------------------------------------------------------------
     Investrac Advantage Variable Universal Life                      --              --             --            --
---------------------------------------------------------------
     Survivor Variable  Universal Life                                --              --             --            --
---------------------------------------------------------------
     WealthQuest III Variable Universal Life                      2,214             23             2            3
---------------------------------------------------------------

---------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------------
     Investrac Gold Variable Universal Life                           --              --             --            --
---------------------------------------------------------------
     Investrac Advantage Variable Universal Life                      --              --             --            --
---------------------------------------------------------------
     Survivor Variable  Universal Life                                --              --             --            --
---------------------------------------------------------------
     WealthQuest III Variable Universal Life                       (162)            33            11           19
---------------------------------------------------------------

--------------------------------------------------------------- ------------ -------------- ------------- ------------
--------------------------------------------------------------- ------------ -------------- ------------- ------------
Increase (decrease) in net assets from                            2,052             56            13           22
policy transactions
--------------------------------------------------------------- ------------ -------------- ------------- ------------
--------------------------------------------------------------- ------------ -------------- ------------- ------------

---------------------------------------------------------------
---------------------------------------------------------------
Increase (decrease) in net assets                                 2,798             58            14           23
---------------------------------------------------------------

---------------------------------------------------------------
Net assets at the beginning of year                               3,048              --             --            --
--------------------------------------------------------------- ------------ -------------- ------------- ------------
--------------------------------------------------------------- ------------ -------------- ------------- ------------

---------------------------------------------------------------
---------------------------------------------------------------
Net assets at the end of year                                     5,846             58            14           23
=============================================================== ============ ============== ============= ============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

                          AIM Variable Insurance Funds

----------------------------------------------------------------------------------------------------------------------
                         Net Changes                               AIM           AIM            AIM        AIM Small
                                                                               Global
                                                                Dynamics     Health Care    Technology    Co. Growth
-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                    --             (2)            (1)          (1)
--------------------------------------------------------------
   Net realized gains (losses) on investments                        1             11              3            2
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       6             11              3            2
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Net increase (decrease) in net assets resulting from                 7             20              5            3
operations
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --              --              --            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --              --              --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --              --              --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        28             98             69           40
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --              --              --            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --              --              --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --              --              --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                       (11)           (76)           (30)         (12)
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Increase (decrease) in net assets from                              17             22             39           28
policy transactions
-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                   24             42             44           31
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 59            235            171           66
-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       83            277            215           97
============================================================== ============ ============== ============== ============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

                          AIM Variable Insurance Funds

----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             AIM Real         AIM           AIM
                                                                                              Financial
                                                                  Estate       Utilities      Services
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                     4             12             1
--------------------------------------------------------------
   Net realized gains (losses) on investments                        58              5             4
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       32             26             --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Net increase (decrease) in net assets resulting from                 94             43             5
operations
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                           --              --             --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                      --              --             --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                --              --             --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        306            240            28
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                           --              --             --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                      --              --             --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                --              --             --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         (4)           268           (21)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Increase (decrease) in net assets from                              302            508             7
policy transactions
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                   396            551            12
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 404            127            55
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       800            678            67
============================================================== ============= ============== ============= ============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

               MFS Variable Insurance Trust - Initial Class Shares

----------------------------------------------------------------------------------------------------------------------
                         Net Changes                               MFS       MFS Capital   MFS Research       MFS
                                                                Emerging                                   Investors
                                                                 Growth        Opport                        Trust
-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                   (1)             --              --            --
--------------------------------------------------------------
   Net realized gains (losses) on investments                        1              4              1            1
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      20             (2)             1            8
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Net increase (decrease) in net assets resulting from                20              2              2            9
operations
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --              --              --            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --              --              --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --              --              --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        75             36             10           27
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --              --              --            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --              --              --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --              --              --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                       (29)           (22)            (5)         (20)
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Increase (decrease) in net assets from                              46             14              5            7
policy transactions
-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                   66             16              7           16
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                182            106             19          126
-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                      248            122             26          142
============================================================== ============ ============== ============== ============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

                                  T. Rowe Price

----------------------------------------------------------------------------------------------------------------------
                         Net Changes                           T Rowe       T Rowe Price   T Rowe Price     T Rowe
                                                               Price                                         Price
                                                               Equity      International                    Mid-Cap
                                                                 Income        Stock       Ltd Term Bond    Growth
-------------------------------------------------------------- ----------- --------------- -------------- ------------
-------------------------------------------------------------- ----------- --------------- -------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                  29               8             11          (50)
--------------------------------------------------------------
   Net realized gains (losses) on investments                     263              20              --          381
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                   (154)             96             (6)         259
--------------------------------------------------------------

-------------------------------------------------------------- ----------- --------------- -------------- ------------
-------------------------------------------------------------- ----------- --------------- -------------- ------------
Net increase (decrease) in net assets resulting from              138             124              5          590
operations
-------------------------------------------------------------- ----------- --------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                        41              10              --           35
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                  206              55              --          394
--------------------------------------------------------------
     Survivor Variable  Universal Life                              2              12              --           36
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                    1,131             173            119          283
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                        76               8              --          (60)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                  (16)            (20)             --         (381)
--------------------------------------------------------------
     Survivor Variable  Universal Life                             (1)             21              --          (13)
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                     (220)             91            (47)        (124)
--------------------------------------------------------------

-------------------------------------------------------------- ----------- --------------- -------------- ------------
-------------------------------------------------------------- ----------- --------------- -------------- ------------
Increase (decrease) in net assets from                          1,219             350             72          170
policy transactions
-------------------------------------------------------------- ----------- --------------- -------------- ------------
-------------------------------------------------------------- ----------- --------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                               1,357             474             77          760
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                             3,569             538            315        4,249
-------------------------------------------------------------- ----------- --------------- -------------- ------------
-------------------------------------------------------------- ----------- --------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                   4,926           1,012            392        5,009
============================================================== =========== =============== ============== ============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

                   American National Investment Accounts, Inc.

----------------------------------------------------------------------------------------------------------------------
                         Net Changes                            AN Growth      AN Equity    AN Balanced    AN Money
                                                                                Income                      Market
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                    12             43            33           17
--------------------------------------------------------------
   Net realized gains (losses) on investments                       (49)           167            61            --
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      240           (131)         (109)           --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Net increase (decrease) in net assets resulting from                203             79           (15)          17
operations
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         747            363           121           32
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    826            353           165           11
--------------------------------------------------------------
     Survivor Variable  Universal Life                                --              4            34           56
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        194            376           320        1,383
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                        (848)          (533)         (147)          68
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   (778)          (407)         (186)        (103)
--------------------------------------------------------------
     Survivor Variable  Universal Life                                --             (1)            3          (44)
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (98)          (150)         (127)      (1,391)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Increase (decrease) in net assets from                               43              5           183           12
policy transactions
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                   246             84           168           29
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                               9,873          6,485         2,857          853
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                    10,119          6,569         3,025          882
============================================================== ============= ============== ============= ============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

                   American National Investment Accounts, Inc.

----------------------------------------------------------------------------------------------------------------------
                        Net Changes                                AN         AN High         AN             AN
                                                               Government                 Small/Mid    International
                                                                  Bond      Yield Bond       Cap           Stock
------------------------------------------------------------- ------------- ------------ ------------- ---------------
------------------------------------------------------------- ------------- ------------ ------------- ---------------
Operations
-------------------------------------------------------------
-------------------------------------------------------------
   Investment income (loss) - net                                   18           11           (13)              --
-------------------------------------------------------------
   Net realized gains (losses) on investments                      (11)           4            16               3
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       4          (20)           38               3
-------------------------------------------------------------

------------------------------------------------------------- ------------- ------------ ------------- ---------------
------------------------------------------------------------- ------------- ------------ ------------- ---------------
Net increase (decrease) in net assets resulting from                11           (5)           41               6
operations
------------------------------------------------------------- ------------- ------------ ------------- ---------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         21            2            16               --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    36            6           157               9
-------------------------------------------------------------
     Survivor Variable  Universal Life                               3            --             1               --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                       167           57           104              18
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                        (37)          (1)           (8)              --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   (78)           --          (115)             (2)
-------------------------------------------------------------
     Survivor Variable  Universal Life                               --            --             2               --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                      (148)         (52)          (56)             (9)
-------------------------------------------------------------

------------------------------------------------------------- ------------- ------------ ------------- ---------------
------------------------------------------------------------- ------------- ------------ ------------- ---------------
Increase (decrease) in net assets from                             (36)          12           101              16
policy transactions
------------------------------------------------------------- ------------- ------------ ------------- ---------------
------------------------------------------------------------- ------------- ------------ ------------- ---------------

-------------------------------------------------------------
-------------------------------------------------------------
Increase (decrease) in net assets                                  (25)           7           142              22
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                                800          210         1,112              90
------------------------------------------------------------- ------------- ------------ ------------- ---------------
------------------------------------------------------------- ------------- ------------ ------------- ---------------

-------------------------------------------------------------
-------------------------------------------------------------
Net assets at the end of year                                      775          217         1,254             112
============================================================= ============= ============ ============= ===============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2004
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

                    The Alger American Fund - Class O Shares

----------------------------------------------------------------------------------------------------------------------
                        Net Changes                           Alger Small   Alger Growth  Alger Income
                                                                  Cap                       & Growth
------------------------------------------------------------- ------------- ------------- -------------- -------------
------------------------------------------------------------- ------------- ------------- -------------- -------------
Operations
-------------------------------------------------------------
-------------------------------------------------------------
   Investment income (loss) - net                                   (1)           (3)             --
-------------------------------------------------------------
   Net realized gains (losses) on investments                       14            (1)             1
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      18            31             15
-------------------------------------------------------------

------------------------------------------------------------- ------------- ------------- -------------- -------------
------------------------------------------------------------- ------------- ------------- -------------- -------------
Net increase (decrease) in net assets resulting from                31            27             16
operations
------------------------------------------------------------- ------------- ------------- -------------- -------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --             --              --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --             --              --
-------------------------------------------------------------
     Survivor Variable  Universal Life                               --             --              --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                       181           281            145
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --             --              --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --             --              --
-------------------------------------------------------------
     Survivor Variable  Universal Life                               --             --              --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                       (47)          (69)           (41)
-------------------------------------------------------------

------------------------------------------------------------- ------------- ------------- -------------- -------------
------------------------------------------------------------- ------------- ------------- -------------- -------------
Increase (decrease) in net assets from                             134           212            104
policy transactions
------------------------------------------------------------- ------------- ------------- -------------- -------------
------------------------------------------------------------- ------------- ------------- -------------- -------------

-------------------------------------------------------------
-------------------------------------------------------------
Increase (decrease) in net assets                                  165           239            120
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                                 93           316            144
------------------------------------------------------------- ------------- ------------- -------------- -------------
------------------------------------------------------------- ------------- ------------- -------------- -------------

-------------------------------------------------------------
-------------------------------------------------------------
Net assets at the end of year                                      258           555            264
============================================================= ============= ============= ============== =============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2004
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

                    The Alger American Fund - Class O Shares

----------------------------------------------------------------------------------------------------------------------
                         Net Changes                              Alger       Alger Mid        Alger
                                                                                             Leveraged
                                                                 Balanced     Cap Growth      AllCap
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                     2            (4)            (3)
--------------------------------------------------------------
   Net realized gains (losses) on investments                         4             7              9
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       14            79             28
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Net increase (decrease) in net assets resulting from                 20            82             34
operations
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                           --             --              --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                      --             --              --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                --             --              --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        280           390            303
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                           --             --              --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                      --             --              --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                --             --              --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (52)          (90)           (84)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Increase (decrease) in net assets from                              228           300            219
policy transactions
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                   248           382            253
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 261           383            267
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       509           765            520
============================================================== ============= ============= ============== ============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2004
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
                      Federated Insurance Series - Class II
----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             Federated     Federated     Federated     Federated
                                                                              High Income      MidCap
                                                                  Capital        Bond -        Growth       Equity
                                                                  Income       Prim. Sh.     Strategies     Income
-------------------------------------------------------------- -------------- ------------- ------------- ------------
-------------------------------------------------------------- -------------- ------------- ------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                      1             7             --            --
--------------------------------------------------------------
   Net realized gains (losses) on investments                          --             1             3            1
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                         1             3             9            9
--------------------------------------------------------------

-------------------------------------------------------------- -------------- ------------- ------------- ------------
-------------------------------------------------------------- -------------- ------------- ------------- ------------
Net increase (decrease) in net assets resulting from                   2            11            12           10
operations
-------------------------------------------------------------- -------------- ------------- ------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                            --             --             --            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                       --             --             --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                 --             --             --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                          13            25            55           33
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                            --             --             --            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                       --             --             --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                 --             --             --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                          (4)          (16)          (15)           --
--------------------------------------------------------------

-------------------------------------------------------------- -------------- ------------- ------------- ------------
-------------------------------------------------------------- -------------- ------------- ------------- ------------
Increase (decrease) in net assets from                                 9             9            40           33
policy transactions
-------------------------------------------------------------- -------------- ------------- ------------- ------------
-------------------------------------------------------------- -------------- ------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                     11            20            52           43
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                   18           104            45           64
-------------------------------------------------------------- -------------- ------------- ------------- ------------
-------------------------------------------------------------- -------------- ------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                         29           124            97          107
============================================================== ============== ============= ============= ============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2004
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

              Fidelity Variable Insurance Products - Initial Class

----------------------------------------------------------------------------------------------------------------------
                         Net Changes                            Fidelity      Fidelity       Fidelity      Fidelity
                                                                Growth &
                                                                 Income     Equity Income     Growth     High Income
-------------------------------------------------------------- ------------ -------------- ------------- -------------
-------------------------------------------------------------- ------------ -------------- ------------- -------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                   (4)            24          (114)           54
--------------------------------------------------------------
   Net realized gains (losses) on investments                       (4)            26          (203)           (9)
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      47            464           631            16
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- ------------- -------------
-------------------------------------------------------------- ------------ -------------- ------------- -------------
Net increase (decrease) in net assets resulting from                39            514           314            61
operations
-------------------------------------------------------------- ------------ -------------- ------------- -------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         13            459         1,023            62
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   158            306         1,607            45
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --             29            34             --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --              --             --             --
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                        (37)          (609)       (1,114)         (111)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   (96)          (219)         (969)          (38)
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --              1            (7)            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --              --             --             --
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- ------------- -------------
-------------------------------------------------------------- ------------ -------------- ------------- -------------
Increase (decrease) in net assets from                              38            (33)          574           (42)
policy transactions
-------------------------------------------------------------- ------------ -------------- ------------- -------------
-------------------------------------------------------------- ------------ -------------- ------------- -------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                   77            481           888            19
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                838          5,020        13,230           737
-------------------------------------------------------------- ------------ -------------- ------------- -------------
-------------------------------------------------------------- ------------ -------------- ------------- -------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                      915          5,501        14,118           756
============================================================== ============ ============== ============= =============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2004
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

              Fidelity Variable Insurance Products - Initial Class

----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             Fidelity      Fidelity      Fidelity      Fidelity
                                                                                            Investment       Asset
                                                               Money Market    Overseas     Grade Bond      Manager
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                     2             1             14           26
--------------------------------------------------------------
   Net realized gains (losses) on investments                         --           (55)            17          (17)
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                        --           263            (15)          59
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Net increase (decrease) in net assets resulting from                  2           209             16           68
operations
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          36           150             31          131
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     46           140             57           69
--------------------------------------------------------------
     Survivor Variable  Universal Life                                2            16              --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                          --             --              --            --
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         (84)         (124)           (37)        (162)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    (86)          (76)           (50)         (65)
--------------------------------------------------------------
     Survivor Variable  Universal Life                               (6)           (2)            (1)           --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                          --             --              --            --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Increase (decrease) in net assets from                              (92)          104              --          (27)
policy transactions
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                   (90)          313             16           41
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 806         1,672            479        1,562
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       716         1,985            495        1,603
============================================================== ============= ============= ============== ============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2004
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
              Fidelity Variable Insurance Products - Initial Class
----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             Fidelity      Fidelity       Fidelity
                                                                                             Asset Mgr.
                                                                Index 500     Contrafund       Growth
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                    30            (70)           14
--------------------------------------------------------------
   Net realized gains (losses) on investments                       (10)            36           (22)
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                    1,645          1,239            72
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Net increase (decrease) in net assets resulting from              1,665          1,205            64
operations
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                       1,421            548           110
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                  1,884            933           152
--------------------------------------------------------------
     Survivor Variable  Universal Life                               39             28             1
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                          --              --             --
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                      (1,480)          (531)         (165)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                 (1,074)          (405)          (70)
--------------------------------------------------------------
     Survivor Variable  Universal Life                              (16)            (5)            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                          --              --             --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Increase (decrease) in net assets from                              774            568            28
policy transactions
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                 2,439          1,773            92
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                              17,002          8,087         1,304
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                    19,441          9,860         1,396
============================================================== ============= ============== ============= ============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2004
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

              Fidelity Variable Insurance Products - Initial Class

----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             Fidelity      Fidelity       Fidelity
                                                                 Balanced     Growth Opp.      MidCap
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                     5            (14)         (124)
--------------------------------------------------------------
   Net realized gains (losses) on investments                         1            (25)          166
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       20            152         2,308
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Net increase (decrease) in net assets resulting from                 26            113         2,350
operations
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          10             13           246
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    111            317         1,434
--------------------------------------------------------------
     Survivor Variable  Universal Life                                1              5            66
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                          --              --             --
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                           1            (11)         (228)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    (55)          (276)         (503)
--------------------------------------------------------------
     Survivor Variable  Universal Life                               (2)            (2)          (26)
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                          --              --             --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Increase (decrease) in net assets from                               66             46           989
policy transactions
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                    92            159         3,339
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 513          1,876         9,394
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       605          2,035        12,733
============================================================== ============= ============== ============= ============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2004
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

             Fidelity Variable Insurance Products - Service Class II

----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             Fidelity      Fidelity      Fidelity
                                                                Aggressive
                                                                  Growth      Contrafund     Index 500
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                    (3)           (7)             5
--------------------------------------------------------------
   Net realized gains (losses) on investments                         --             6              1
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       47           189            195
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Net increase (decrease) in net assets resulting from                 44           188            201
operations
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                           --             --              --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                      --             --              --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                --             --              --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        277           751          1,095
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                           --             --              --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                      --             --              --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                --             --              --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (90)         (122)          (278)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Increase (decrease) in net assets from                              187           629            817
policy transactions
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                   231           817          1,018
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 347           888          1,470
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       578         1,705          2,488
============================================================== ============= ============= ============== ============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2004
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

             Fidelity Variable Insurance Products - Service Class II

----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             Fidelity      Fidelity
                                                               Growth Opp.      MidCap
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                    (1)          (14)
--------------------------------------------------------------
   Net realized gains (losses) on investments                         --            11
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       20           515
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Net increase (decrease) in net assets resulting from                 19           512
operations
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                           --             --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                      --             --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                --             --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        165         1,346
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                           --             --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                      --             --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                --             --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (59)         (163)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Increase (decrease) in net assets from                              106         1,183
policy transactions
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                   125         1,695
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 207         1,353
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       332         3,048
============================================================== ============= ============= ============== ============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2004
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

                          AIM Variable Insurance Funds

----------------------------------------------------------------------------------------------------------------------
                        Net Changes                           AIM Dynamics   AIM Global        AIM           AIM
                                                                                                          Small Co.
                                                                             Health Care    Technology      Growth
------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-------------------------------------------------------------
-------------------------------------------------------------
   Investment income (loss) - net                                    --             (1)           (1)            --
-------------------------------------------------------------
   Net realized gains (losses) on investments                        2              2             9             1
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       5             14            (1)            7
-------------------------------------------------------------

------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting from                 7             15             7             8
operations
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --              --             --             --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --              --             --             --
-------------------------------------------------------------
     Survivor Variable  Universal Life                               --              --             --             --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                        25            116            82            36
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --              --             --             --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --              --             --             --
-------------------------------------------------------------
     Survivor Variable  Universal Life                               --              --             --             --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                       (13)           (50)          (14)           (5)
-------------------------------------------------------------

------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                              12             66            68            31
policy transactions
------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
-------------------------------------------------------------
Increase (decrease) in net assets                                   19             81            75            39
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                                 40            154            96            27
------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
-------------------------------------------------------------
Net assets at the end of year                                       59            235           171            66
============================================================= ============= ============== ============= =============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2004
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

                          AIM Variable Insurance Funds

----------------------------------------------------------------------------------------------------------------------
                        Net Changes                               AIM           AIM         INVESCO          AIM
                                                                                                          Financial
                                                               Real Estate   Utilities      Telecom       Services
------------------------------------------------------------- ------------- ------------- ------------- --------------
------------------------------------------------------------- ------------- ------------- ------------- --------------
Operations
-------------------------------------------------------------
-------------------------------------------------------------
   Investment income (loss) - net                                    1             1             --              --
-------------------------------------------------------------
   Net realized gains (losses) on investments                       17             --             2              1
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      60            18            (3)             3
-------------------------------------------------------------

------------------------------------------------------------- ------------- ------------- ------------- --------------
------------------------------------------------------------- ------------- ------------- ------------- --------------
Net increase (decrease) in net assets resulting from                78            19            (1)             4
operations
------------------------------------------------------------- ------------- ------------- ------------- --------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --             --             --              --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --             --             --              --
-------------------------------------------------------------
     Survivor Variable  Universal Life                               --             --             --              --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                       167            27            13             23
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --             --             --              --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --             --             --              --
-------------------------------------------------------------
     Survivor Variable  Universal Life                               --             --             --              --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                        34            14           (33)            (2)
-------------------------------------------------------------

------------------------------------------------------------- ------------- ------------- ------------- --------------
------------------------------------------------------------- ------------- ------------- ------------- --------------
Increase (decrease) in net assets from                             201            41          (20)             21
policy transactions
------------------------------------------------------------- ------------- ------------- ------------- --------------
------------------------------------------------------------- ------------- ------------- ------------- --------------

-------------------------------------------------------------
-------------------------------------------------------------
Increase (decrease) in net assets                                  279            60          (21)             25
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                                125            67            21             30
------------------------------------------------------------- ------------- ------------- ------------- --------------
------------------------------------------------------------- ------------- ------------- ------------- --------------

-------------------------------------------------------------
-------------------------------------------------------------
Net assets at the end of year                                      404           127             --             55
============================================================= ============= ============= ============= ==============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2004
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------

               MFS Variable Insurance Trust - Initial Class Shares

---------------------------------------------------------------------------------------------------------------------
                        Net Changes                               MFS       MFS Capital   MFS Research       MFS
                                                                Emerging                                  Investors
                                                                 Growth        Opport                       Trust
------------------------------------------------------------- ------------- ------------- -------------- ------------
------------------------------------------------------------- ------------- ------------- -------------- ------------
Operations
-------------------------------------------------------------
-------------------------------------------------------------
   Investment income (loss) - net                                   (1)           (1)             --            --
-------------------------------------------------------------
   Net realized gains (losses) on investments                        --             1              1            --
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      19            10              2           12
-------------------------------------------------------------

------------------------------------------------------------- ------------- ------------- -------------- ------------
------------------------------------------------------------- ------------- ------------- -------------- ------------
Net increase (decrease) in net assets resulting from                18            10              3           12
operations
------------------------------------------------------------- ------------- ------------- -------------- ------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --             --              --            --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --             --              --            --
-------------------------------------------------------------
     Survivor Variable  Universal Life                               --             --              --            --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                        88            38              7           27
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --             --              --            --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --             --              --            --
-------------------------------------------------------------
     Survivor Variable  Universal Life                               --             --              --            --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                       (17)          (17)            (7)         (14)
-------------------------------------------------------------

------------------------------------------------------------- ------------- ------------- -------------- ------------
------------------------------------------------------------- ------------- ------------- -------------- ------------
Increase (decrease) in net assets from                              71            21              --           13
policy transactions
------------------------------------------------------------- ------------- ------------- -------------- ------------
------------------------------------------------------------- ------------- ------------- -------------- ------------

-------------------------------------------------------------
-------------------------------------------------------------
Increase (decrease) in net assets                                   89            31              3           25
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                                 93            75             16          101
------------------------------------------------------------- ------------- ------------- -------------- ------------
------------------------------------------------------------- ------------- ------------- -------------- ------------

-------------------------------------------------------------
-------------------------------------------------------------
Net assets at the end of year                                      182           106             19          126
============================================================= ============= ============= ============== ============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2004
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

                                  T. Rowe Price

----------------------------------------------------------------------------------------------------------------------
                        Net Changes                              T Rowe     T Rowe Price      T Rowe        T Rowe
                                                                 Price                                      Price
                                                                 Equity     International   Price Ltd      Mid-Cap
                                                                 Income         Stock       Term Bond       Growth
------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-------------------------------------------------------------
-------------------------------------------------------------
   Investment income (loss) - net                                   20              1             7           (40)
-------------------------------------------------------------
   Net realized gains (losses) on investments                       94             (2)            --            31
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                     286             59            (6)          608
-------------------------------------------------------------

------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting from               400             58             1           599
operations
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         39              7             --            29
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   181             51             --           456
-------------------------------------------------------------
     Survivor Variable  Universal Life                               3              1             --            35
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                       731             55           116           314
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                       (105)           (14)            --           (25)
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   (24)           (26)            --          (244)
-------------------------------------------------------------
     Survivor Variable  Universal Life                              (9)             --             --           (12)
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                       (66)             6           (47)         (100)
-------------------------------------------------------------

------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                             750             80            69           453
policy transactions
------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
-------------------------------------------------------------
Increase (decrease) in net assets                                1,150            138            70         1,052
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                              2,419            400           245         3,197
------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
-------------------------------------------------------------
Net assets at the end of year                                    3,569            538           315         4,249
============================================================= ============= ============== ============= =============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2004
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

                   American National Investment Accounts, Inc.

----------------------------------------------------------------------------------------------------------------------
                         Net Changes                            AN Growth     AN Equity     AN Balanced    AN Money
                                                                                Income                      Market
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                    18            50             27           (2)
--------------------------------------------------------------
   Net realized gains (losses) on investments                       (60)           (9)            33            --
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      627           444             72            --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Net increase (decrease) in net assets resulting from                585           485            132           (2)
operations
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         845           418            127           13
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    912           441            189           35
--------------------------------------------------------------
     Survivor Variable  Universal Life                                2             4             21           14
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        161           351            246        1,041
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                        (904)         (392)          (205)         (19)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   (557)         (252)           (94)         (95)
--------------------------------------------------------------
     Survivor Variable  Universal Life                              (11)           (1)             2          (13)
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (75)          (38)           (54)        (901)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Increase (decrease) in net assets from                              373           531            232           75
policy transactions
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                   958         1,016            364           73
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                               8,915         5,469          2,493          780
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                     9,873         6,485          2,857          853
============================================================== ============= ============= ============== ============

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2004
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------

                   American National Investment Accounts, Inc.

----------------------------------------------------------------------------------------------------------------------
                         Net Changes                                AN         AN High     AN Small/Mid       AN
                                                                Government                                International
                                                                   Bond       Yield Bond        Cap          Stock
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                    13            10            (10)           1
--------------------------------------------------------------
   Net realized gains (losses) on investments                        (5)            1              4            1
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       (3)            5             96            9
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Net increase (decrease) in net assets resulting from                  5            16             90           11
operations
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          19             1             15            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     62             7            191            9
--------------------------------------------------------------
     Survivor Variable  Universal Life                                2             --              1            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        208            79            120           17
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         (42)            2             (4)           --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    (62)          (11)           (48)           8
--------------------------------------------------------------
     Survivor Variable  Universal Life                                --             --              --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                       (109)            5            (30)          (3)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Increase (decrease) in net assets from                               78            83            245           31
policy transactions
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                    83            99            335           42
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 717           111            777           48
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       800           210          1,112           90
============================================================== ============= ============= ============== ============

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General ... American National Variable Life Separate Account (Separate Account)
      was established on July 30, 1987 under Texas law as a separate investment account of American National Insurance Company (the Sponsor). The Separate
      Account began operations on February 20, 1991. The assets of the Separate
      Account are segregated from the Sponsor's other assets and are used only to support variable life products issued by the Sponsor. The Separate
      Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
      These financial statements report the results of the subaccounts for the various variable life insurance products. There are currently 61 subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger
      American Fund, American National Investment Accounts, Inc., Federated
      Insurance Series, Fidelity Variable Insurance Products, AIM Variable
      Insurance Funds, MFS Variable Insurance Trust, T. Rowe Price Fixed Income
      Series, Inc., T. Rowe Price Equity Series, Inc. and T. Rowe Price
      International Series, Inc. The American National Investment Accounts, Inc.
      funds were organized and are managed for a fee by Securities Management &
      Research, Inc. (SM&R) which is a wholly owned subsidiary of the Sponsor.There were nine new subaccounts added to the Separate Account on May 1, 2005.  These subaccounts have no beginning balance on the Statement of Net Assets for the year ended December 31, 2005.  Activity in these subaccounts is for the period from May 1, 2005 to December 31, 2005.

Basis of Presentation... The financial statements of the Separate Account have been prepared on an accrual basis in accordance with
      U.S. generally accepted accounting principles.

Investments... Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes... The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue
      Code, all ordinary income and capital gains allocated to the policyholders' are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use   of Estimates... The preparation of financial statements in conformity with
      U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

(2) SECURITY PURCHASES AND SALES

For the year ended December 31, 2005, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):

                                                          Purchases                   Sales
-----------------------------------------------------------------------------------------------------------------------------------
Alger Small Capitalization                                     149                       31
Alger Growth                                                  350                       50
Alger Income & Growth                                         156                        28
Alger Balanced                                                 190                       52
Alger MidCap Growth                                           362                       65
Alger Leveraged AllCap                                        128                       93
Federated Capital Income                                        11                        8
Federated US Gov't Securities                                   --                       --
Federated High Income Bond                                      39                       15
Federated MidCap Growth Strategies                              68                        5
Federated Equity Income                                         25                        5
Federated Quality Bond                                           2                       --
Federated Kaufmann                                              --                       --
Fidelity Growth & Income                                       110                      115
Fidelity Equity Income                                         589                      624
Fidelity Growth                                                883                    1,378
Fidelity High Income                                           147                      113
Fidelity Money Market                                          543                      647
Fidelity Overseas                                              360                      319
Fidelity Investment Grade Bond                                 150                       88
Fidelity Asset Manager                                         115                      104
Fidelity Index 500                                           1,392                    1,456
Fidelity Contrafund                                          1,539                      658
Fidelity Asset Manager Growth                                  174                      162
Fidelity Balanced                                               95                       95
Fidelity Growth Opportunities                                  181                      164
Fidelity Mid Cap                                             2,033                      858
Fidelity Aggressive Growth II                                  229                       36
Fidelity Equity Income II                                       12                       --
Fidelity Contrafund II                                       1,192                       58
Fidelity Index 500 II                                          931                      101
Fidelity Investment Grade Bond II                               23                       --
Fidelity Growth & Income II                                      7                       --
Fidelity Growth Opportunities II                               161                       31
Fidelity Mid Cap II                                          2,155                       79
Fidelity Value II                                               65                        9
Fidelity Value Strategies II                                    13                       --
Fidelity Value Leaders II                                       22                       --

                                                          Purchases                   Sales
-----------------------------------------------------------------------------------------------------------------------------------

AIM Dynamics                                                    21                        5
AIM Global Health Care                                          63                       44
AIM Technology                                                  56                       18
AIM Small Company Growth                                        34                        7
AIM Real Estate                                                439                      111
AIM Utilities                                                  549                       29
AIM Financial Services                                          27                       18
MFS Emerging Growth                                             54                        9
MFS Capital Opportunities                                       26                       12
MFS Research                                                     8                        3
MFS Investors Trust                                             19                       12
T. Rowe Price Equity Income                                 1,749                       281
T. Rowe Price International Stock                              495                      134
T. Rowe Price Limited-Term Bond                               101                       18
T. Rowe Price Mid-Cap Growth                                  783                       389
AN Growth                                                      713                      658
AN Equity Income                                              823                       624
AN Balanced                                                    512                      240
AN Money Market                                             1,142                    1,113
AN Government Bond                                             186                      205
AN High Yield Bond                                             74                       51
AN Small-Cap/Mid-Cap                                          229                      141
AN International Stock                                         28                        11
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                 $    22,732              $    11,580

 (3) POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges... The mortality risk and expense risk charges are applied daily against the net assets representing equity of policyholders' held in each subaccount. The annual effective rates for these charges have a maximum rate of:
         Investrac Gold Variable Universal Life                        0.90%
         Investrac Advantage Variable Universal Life                   1.25%
         Survivorship Advantage Variable Universal Life                0.90%
         Wealthquest III Variable Universal Life                       0.70%

Monthly Administrative Charges ... A Monthly charge to the accumulated value will be deducted equal to a monthly cost of insurance, including additional charges for riders if applicable. Also, a monthly maintenance fee varying by product is assessed as follows:
         Investrac Gold Variable Universal Life                        $2.50
         Investrac Advantage Variable Universal Life                   $7.50
         Survivorship Advantage Variable Universal Life                $5.00
         Wealthquest III Variable Universal Life                       $7.50

Surrender Charge... A surrender charge is imposed upon the surrender of variable life insurance contracts to compensate the Sponsor for sales and other marketing expenses. The amount of any surrender charge will depend on the number of years that have elapsed since the contract was issued. In addition, partial surrenders will be assessed a $25 fee. No surrender charge will be imposed on death benefits.

Transfer Charge... After the first twelve transfers in any one policy year for transfers made among the subaccounts (after four for the Investrac Gold
      Variable Universal Life product), a $10 transfer charge is imposed.(a $25 transfer charge for Investrac Gold Variable Universal Life product).

Premium Charge... Premium loads vary by product as follows:
         Investrac Gold Variable Universal Life - a 4% sales charge plus a $2.00 transaction charge plus applicable premium tax up to 4%. Investrac
         Advantage Variable Universal Life - no sales charges or loads
         Survivorship Advantage Variable Universal Life - up to a 3% sales charge Wealthquest III Variable Universal Life - up to a 6% sales charge

 (4) FINANCIAL HIGHLIGHTS

American National Insurance Company sells a number of variable universal life products having unique combinations of features and fees that are charged against the policyholder's account balance (see preceding note). Differences in fee structures result in a variety of expense ratios and total returns.

The following table was developed by determining which products offered by the
Company have the lowest and highest total return (all numbers are percentages):

                                    At December 31                                              For the year ended December 31,

      Units           Unit Fair Value          Net Assets       Investment *       Expense Ratio **                Total Return***

     (000s)           Lowest to Highest            (000s)        Income Ratio      Lowest to Highest             Lowest to Highest

Alger Small Capitalization:
2005   303               $1.41                      $428              --              0.70                               16.07
2004   212                1.22                       258              --              0.70                               15.76
2003    88                1.05                        93              --              0.70                               41.35
2002    29                0.74                        21              --              0.70                              -26.74
2001    --                1.02                        --              --              0.70                                1.61
Alger Growth :
2005    867               1.08                       937             0.19             0.70                                11.25
2004    572               0.97                       555               --             0.70                                 4.76
2003    341               0.93                       316               --             0.70                                34.22
2002    146               0.69                       101             0.04             0.70                               -33.46
2001      9               1.04                         9               --             0.70                                 3.80
Alger Income & Growth:
2005     403              0.99                       401              0.93            0.70                                 2.72
2004     273              0.97                       264              0.48            0.70                                 7.09
2003     159              0.90                       144              0.26            0.70                                28.94
2002      58              0.70                       41               0.57            0.70                               -31.58
2001       3              1.02                        3                 --             0.70                               2.38
Alger Balanced:
2005     584              1.18                      688                1.58            0.70                              7.67
2004     465              1.09                      509                1.38            0.70                              3.83
2003     248              1.05                      261                1.64            0.70                              18.20
2002     102              0.89                       91                0.97            0.70                              -12.90
2001      --              1.02                       --                  --            0.70                              2.27
Alger MidCap Growth:
2005     854              1.32                       1,125              3.60           0.70                              9.06
2004     634              1.21                        765                 --           0.70                            12.25
2003     356              1.08                          383               --           0.70                            46.76
2002     169              0.73                          124               --           0.70                           -30.03
2001       9              1.05                          10                --           0.70                              4.75
Alger Leveraged AllCap:
2005     568              1.11                          632               --           0.70                             13.65
2004     531              0.98                          520               --           0.70                               7.43
2003     293              0.91                          267               --           0.70                             33.79
2002      51              0.68                            35              --           0.70                            -34.37
2001       6              1.04                            6               --           0.70                               3.74
Federated Capital Income:
2005      34             $0.98                          $33              3.23          0.70                                5.54
2004      31              0.93                           29              3.86          0.70                                9.15
2003      21              0.85                           18              4.61          0.70                              19.83
2002      10              0.71                            7              1.18          0.70                             -24.48
2001      --              0.94                           --                --          0.70                               -5.78
Federated US Gov'tSecurities:
2005      --              1.01                           --                --          0.70                                0.68
Federated High Income Bond:
2005     107              1.33                           142              7.42         0.70                                1.94
2004      95              1.31                          124               6.73         0.70                                9.69
2003      87              1.19                          104               5.32         0.70                              21.36
2002      51              0.98                           50               4.52         0.70                                0.68
2001       5              0.97                            5                 --         0.70                               -2.51
Federated MidCap Growth Strategies:
2005     137              1.30                          178                 --         0.70                               11.42
2004      83              1.17                           97                 --         0.70                               14.62
2003      44              1.02                           45                 --         0.70                               40.17
2002      22              0.73                           16                 --         0.70                              -26.86
2001       4              1.00                            4                 --         0.70                                -0.12
Federated Equity Income:
2005     111              1.16                          128                1.70        0.70                                 2.61
2004      95              1.13                          107                1.60        0.70                               12.05
2003      63              1.01                           64                1.35        0.70                               26.38
2002      30              0.80                           24                0.53        0.70                              -21.29
2001       4              1.01                            4                  --        0.70                                1.23
Federated QualityBond:
2005       2              1.01                            2                  --        0.70                                0.96
Federated Kaufmann:
2005      --              1.20                           --                  --         0.70                              20.23
Fidelity Growth & Income:
2005     821              1.01 to 1.20                   968               1.41       0.90 to 1.25                     6.38 to 6.67
2004     824              0.95 to 1.13                   915               0.83       0.90 to 1.25                     4.48 to 4.85
2003     793              0.90 to 15.14                  838               1.07       0.90 to 1.25                  22.24 to 22.67
2002     659              0.74 to 12.34                  584               1.33       0.90 to 1.25                 -17.64 to -17.35
2001     592              0.89 to 14.94                  640               1.14       0.90 to 1.25                   -9.90 to -9.55
Fidelity Equity Income:
2005   2,521              1.51 to 32.06                 5,498              5.16       0.90 to 1.25                  4.55 to 4.92
2004   2,629              1.44 to 30.56                 5,501              1.45        0.90 to 1.25                10.14 to 10.53
2003   2,634              1.31 to 27.65                 5,020              1.65        0.90 to 1.25                28.71 to 29.16
2002   2,446              1.02 to 21.40                 3,709              1.72        0.90 to 1.25               -17.97 to -17.68
2001   2,288              1.24 to 26.00                 4,300              3.42        0.90 to 1.25                 -6.14 to -5.80
Fidelity Growth:
2005  9,131              $1.24 to 38.72                $14,340             0.4         0.90 to 1.25                  4.49 to 4.90
2004  9,386               1.19 to 36.93                 14,118            0.25         0.90 to 1.25                  2.09 to 2.45
2003  8,871               1.16 to 36.05                 13,230            0.25         0.90 to 1.25                31.15 to 31.66
2002  7,910               0.88 to 27.38                 9,207             0.23         0.90 to 1.25               -30.96 to -30.71
2001  6,486               1.28 to 39.52                11,382             1.97         0.90 to 1.25               -18.69 to -18.38
Fidelity High Income:
2005    567                1.01 to 1.45                   704            14.32          0.90 to 1.25                  1.43 to 1.78
2004    618                0.99 to 1.43                   756             8.11          0.90 to 1.25                  8.23 to 8.61
2003    646                0.92 to 9.82                   737             6.83          0.90 to 1.25                25.69 to 26.15
2002    593                0.73 to 1.04                   544            11.57          0.90 to 1.25                  2.17 to 2.52
2001    716                0.71 to 7.60                   644             8.91          0.90 to 1.25               -12.71 to -12.51
Fidelity Money Market:
2005    507                1.09 to 1.46                   613             3.02           0.90 to 1.25                  1.77 to 2.12
2004    588                1.07 to 1.43                   716             1.18           0.90 to 1.25                 -0.05 to 0.30
2003    659                1.06 to 1.42                   806             0.98           0.90 to 1.25                 -0.26 to 0.12
2002    691                1.06 to 1.42                   854             1.55           0.90 to 1.25                  0.44 to 0.78
2001    674                1.05 to 1.41                   851             4.33           0.90 to 1.25                  3.00 to 3.28
Fidelity Overseas:
2005  1,410                1.44 to 25.62                 2,379            1.05           0.90 to 1.25                18.02 to 18.47
2004  1,367                1.22 to 21.71                 1,985            1.10           0.90 to 1.25                12.22 to 12.62
2003  1,298                1.09 to 19.28                 1,672            0.74           0.90 to 1.25                41.03 to 42.05
2002  1,209                0.77 to 13.57                 1,113            0.79           0.90 to 1.25               -21.26 to -20.21
2001  1,096                0.98 to 17.18                 1,287            4.97           0.90 to 1.25               -22.20 to -21.87
Fidelity Investment Grade Bond:
2005   338                 1.39 to 17.21                   537            6.06            0.90 to 1.25                  0.92 to 1.28
2004   312                 1.38 to 16.99                  495             6.75            0.90 to 1.25                  3.15 to 3.52
2003   310                 1.33 to 16.42                  479             6.04            0.90 to 1.25                  4.10 to 4.26
2002   353                 1.28 to 15.75                  547             2.83            0.90 to 1.25                  8.78 to 9.37
2001   228                 1.18 to 14.40                  317             3.18            0.90 to 1.25                  7.10 to 7.50
Fidelity Asset Manager:
2005  1,021                 1.22 to 1.87                 1,636            2.63            0.90 to 1.25                  2.75 to 3.11
2004  1,031                 1.19 to 1.81                 1,603            2.63            0.90 to 1.25                  4.15 to 4.52
2003  1,045                1.14 to 17.86                 1,562            3.43            0.90 to 1.25                16.32 to 16.92
2002  1,009                0.98 to 15.27                 1,301            3.76            0.90 to 1.25                -9.70 to -9.54
2001    943                1.09 to 16.89                 1,371            4.00            0.90 to 1.25                -5.28 to -4.94
Fidelity Index 500:
2005   11,806              1.27 to 161.72               19,960            1.71            0.90 to 1.25                  3.52 to 3.88
2004   11,884              1.23 to 155.67               19,441            1.23            0.90 to 1.25                  9.24 to 9.62
2003   11,193              0.82 to 142.01               17,002            1.36            0.90 to 1.25                26.81 to 27.26
2002   10,173              0.64 to 111.59               12,419            1.24            0.90 to 1.25              -23.21 to -22.94
2001    8,649              0.84 to 144.82               14,187            1.13            0.90 to 1.25              -13.19 to -12.88
Fidelity Contrafund:
2005    5,412              $1.92 to 35.57              $12,470            0.28            0.90 to 1.25                15.50 to 15.89
2004    4,967              1.67 to 30.69                 9,860            0.31            0.90 to 1.25                14.04 to 14.44
2003    4,611              1.01 to 26.82                 8,087            0.42            0.90 to 1.25                26.87 to 27.31
2002    4,164              0.80 to 21.06                 5,797            0.81            0.90 to 1.25               -10.47 to -10.15
2001    3,542              0.89 to 23.45                 5,620            0.68            0.90 to 1.25               -13.46 to -13.02
Fidelity Asset Manager: Growth:
2005    1,057              1.19 to 16.18                 1,429            2.28            0.90 to 1.25                  2.60 to 2.96
2004    1,053              1.16 to 15.72                 1,396            2.22            0.90 to 1.25                  4.66 to 5.03
2003    1,011              1.11 to 14.96                 1,304            2.67            0.90 to 1.25                21.93 to 22.23
2002      916              0.91 to 12.24                   978            2.60            0.90 to 1.25             -16.56 to -16.28
2001      768              1.09 to 14.62                   998            2.55            0.90 to 1.25               -8.63 to -8.21
Fidelity Balanced:
2005      535              1.07 to 17.11                    624           2.46            0.90 to 1.25                 4.45 to 4.82
2004      525              1.02 to 16.32                    605           1.94            0.90 to 1.25                 4.16 to 4.52
2003      459              0.98 to 15.61                    513          2.43             0.90 to 1.25               16.21 to 16.67
2002      376              0.84 to 13.38                    345           2.71             0.90 to 1.25               -9.80 to -9.53
2001      277              0.93 to 14.79                    278           2.57             0.90 to 1.25               -2.81 to -2.44
Fidelity Growth Opportunities:
2005    2,204              0.79 to 18.43                  2,213          0.86              0.90 to 1.25                7.54 to 7.92
2004    2,194              0.73 to 17.08                  2,035          0.51              0.90 to 1.25                5.86 to 6.23
2003    2,144              0.67 to 16.08                  1,876          0.71              0.90 to 1.25              28.26 to 29.72
2002    1,949              0.52 to 12.49                  1,322          0.97              0.90 to 1.25            -23.14 to -22.55
2001    1,546              0.68 to 16.13                 1,362           0.31              0.90 to 1.25             -15.46 to -15.18
Fidelity Mid Cap:
2005    5,305              2.94 to 34.39                 16,144          1.52              0.90 to 1.25              16.84 to 17.25
2004    4,922              2.52 to 29.33                 12,733           --               0.90 to 1.25              23.36 to 23.80
2003    4,490              2.04 to 23.69                 9,394           0.37              0.90 to 1.25               36.91 to 37.40
2002    3,987              1.49 to 17.25                 6,085           0.89              0.90 to 1.25             -10.91 to -10.62
2001    3,166              1.67 to 19.30                 5,416            --               0.90 to 1.25              -4.02 to -3.68
Fidelity Aggressive Growth II:
2005      713              1.13                           807            3.38               0.70                              6.99
2004      547              1.06                           578              --               0.70                              9.19
2003      359              0.97                           347              --               0.70                             29.38
2002      148              0.75                           111              --               0.70                           -27.13
2001        3              1.03                             3              --               0.70                              2.65
Fidelity Equity Income II:
2005       11              1.10                             12             --                0.70                              9.83
Fidelity Contrafund II:
2005     2,118             1.52                          3,227            0.10               0.70                            15.83
2004     1,296             1.32                        1,705              0.16               0.70                            14.35
2003       772             1.15                           888             0.18               0.70                            27.30
2002       302             0.90                           273             0.13               0.70                           -10.23
2001        16             1.01                            16               --               0.70                              0.67

Fidelity Index 500 II:
2005     3,028            $1.13                        $3,420             1.37               0.70                              3.82
2004     2,286             1.09                        2,488              0.96               0.70                              9.57
2003     1,480             0.99                        1,470              0.83               0.70                            27.20
2002       608             0.78                         475               0.31               0.70                           -22.99
2001        39             1.01                          40                 --               0.70                              1.36
Fidelity Investment Grade Bond II:
2005        23             1.01                          23                 --               0.70                               0.90
Fidelity Growth &Income II:
2005         6             1.12                           7                 --                0.70                             11.59
Fidelity Growth Opportunities II:
2005       429            1.16                           498               0.53               0.70                              7.92
2004       309            1.08                           332               0.26               0.70                              6.14
2003       205            1.01                           207               0.30               0.70                            28.50
2002        90            0.79                            71               0.19               0.70                           -22.55
2001         7            1.02                             7                --                0.70                              1.80
Fidelity Mid Cap II:
2005     3,153            1.85                         5,846               1.24               0.70                            17.25
2004     1,927            1.58                        3,048                   -               0.70                            23.78
2003     1,059            1.28                        1,353                0.16               0.70                            37.29
2002       483            0.93                          450                0.13               0.70                          -10.65
2001       19             1.04                             20                --               0.70                             4.20
Fidelity Value II:
2005       52             1.10                             58               0.61              0.70                            10.12
Fidelity Value Strategies II:
2005       12             1.18                             14                 --              0.70                            17.56
Fidelity Value Leaders II:
2005       20             1.13                             23               0.84              0.70                            12.90
AIM Dynamics:
2005       71             1.16                             83                 --              0.70                             9.95
2004       56             1.06                             59                 --              0.70                           12.55
2003       43             0.94                             40                 --              0.70                           36.86
2002        6             0.69                              4                 --              0.70                          -32.37
2001        2             1.02                              2                 --              0.70                             1.63
AIM Global Health Care:
2005      249             1.11                           277                  --              0.70                             7.39
2004      227             1.04                           235                   --             0.70                             6.82
2003      158             0.97                           154                   --             0.70                           26.89
2002       78             0.76                             60                 --              0.70                          -25.07
2001        9             1.02                               9              2.00              0.70                             2.00
AIM Technology:
2005      262            $0.82                           $215                 --              0.70                             1.46
2004      212             0.81                            171                 --              0.70                             3.90
2003      123             0.78                             96                 --              0.70                           44.28
2002       54             0.54                             29                 --              0.70                          -47.22
2001       10             1.02                             10                 --              0.70                             1.89
AIM Small Company Growth:
2005       87             1.11                              97                --              0.70                             4.46
2004       62             1.06                              66                --              0.70                           13.10
2003       29             0.94                              27                --              0.70                           32.50
2002       10             0.71                                7               --              0.70                          -31.60
2001       --             1.04                               --               --              0.70                             3.71
AIM Real Estate:
2005      352             2.27                            800               4.79              0.70                           13.44
2004      202             2.00                            404               2.90              0.70                           35.63
2003       85             1.48                            125               2.54              0.70                           37.85
2002       19             1.07                              20              2.08              0.70                             5.63
2001        1             1.02                                1             6.11              0.70                             1.50
AIM Utilities:
2005      565             1.20                            678               3.69              0.70                           16.02
2004      123             1.03                            127               2.06              0.70                           22.69
2003       79             0.84                              67              1.29              0.70                           16.65
2002       59             0.72                              43              0.51              0.70                         -20.88
2001       48             0.91                              44              6.45              0.70                           -8.68
AIM Financial Services:
2005       54             1.25                              67              1.43              0.70                             5.17
2004       46             1.19                              55              0.85              0.70                             7.92
2003       27             1.10                              30              0.63              0.70                           28.68
2002       14             0.86                              12              0.83              0.70                         -15.49
2001        7             1.01                                7             1.99              0.70                             1.49
MFS
Emerging Growth:
2005      232             1.07                            248                --               0.70                             8.43
2004      185             0.98                            182                --               0.70                          12.17
2003      106             0.88                             93                --               0.70                           29.32
2002       45             0.68                              30               --               0.70                          -34.22
2001        4             1.03                                5              --               0.70                             3.09
MFS Capital Opportunities:
2005     121              1.01                            122              0.76               0.70                             0.98
2004     106              1.00                            106              0.35               0.70                           11.68
2003      84              0.89                              75             0.22               0.70                           26.50
2002      49              0.70                              35             0.03               0.70                          -30.18
2001       3              1.01                                3              --               0.70                             0.96
MFS Research:
2005      22              1.16                              26             0.44               0.70                             7.05
2004      18              1.08                              19             0.96               0.70                           15.04
2003      17              0.94                              16             0.60               0.70                           23.84
2002      13              0.76                              10             0.25               0.70                         -25.06
2001       2              1.01                               2                --              0.70                            1.25

MFS Investors Trust:
2005    126               $1.13                          $142               0.75              0.70                            6.56
2004    119                1.06                           126               0.70              0.70                          10.58
2003    106                0.96                            101              0.56              0.70                          21.30
2002     75                0.79                            5                0.47              0.70                         -21.52
2001     46                1.01                            47                 --              0.70                             0.77
T. Rowe Price Equity Income:
2005   3,619               1.27 to 24.8 3                 4,926            6.80         0.70 to 1.25                 2.63 to 3.20
2004   2,663               1.23 to 24.11                  3,569            4.01         0.70 to 1.25               13.49 to 14.12
2003   2,018               1.07 to 21.17                  2,419            1.67         0.70 to 1.25               23.86 to 24.63
2002   1,455               0.86 to 17.02                  1,434            1.84         0.70 to 1.25             -14.19 to -13.73
2001     933               1.00 to 19.77                  1,103            3.67         0.70 to 1.25               -0.02 to 0.42
T. Rowe Price International Stock:
2005     780                1.07 to 15.63                 1,012           2.34          0.70 to 1.25              14.59 to 15.23
2004     503                0.93 to 13.59                   538           1.18          0.70 to 1.25              12.36 to 12.98
2003     427                0.83 to 12.05                   400          1.44           0.70 to 1.25              28.90 to 29.61
2002     332                0.64 to 9.32                     239          1.24          0.70 to 1.25             -19.29 to -18.86
2001     238                0.79 to 11.51                    210          2.22           0.70 to 1.25             -23.17 to -2.46
T. Rowe Price Limited-Term Bond:
2005     352                1.11                            392           3.68           0.70                          0.95
2004     285                1.10                            315           3.27           0.70                          0.38
2003     223                1.10                            245           4.06           0.70                          3.21
2002     126                1.06                            135           4.31           0.70                          4.99
2001      60                 1.01                            61           4.24           0.70                          1.39
T. Rowe Price Mid-Cap Growth:
2005    2,249             1.53 to 25.58                    5,009         5.93          0.70 to 1.25              13.32 to 13.94
2004    2,143             1.34 to 22.50                    4,249          --           0.70 to 1.25              16.87 to 17.51
2003    1,852             1.14 to 19.18                    3,197          --           0.70 to 1.25              36.80 to 37.42
2002    1,469             0.83 to 13.99                    1,908          --           0.70 to 1.25             -22.27 to -21.80
2001    1,011             1.06 to 17.92                    1,781          --           0.70 to 1.25               -2.14 to 6.41
AN Growth:
2005   6,970             1.02 to 2.31                     10,119         1.16           0.70 to 1.25               1.85 to 2.41
2004   6,873             1.00 to 2.26                      9,873         1.22           0.70 to 1.25               6.12 to 6.49
2003   6,460             0.93 to 2.13                      8,915         0.89           0.70 to 1.25             25.56 to 26.19
2002   5,750             0.74 to 1.69                      6,503         0.64           0.70 to 1.25           -28.53 to -28.12
2001   4,878             1.03 to 2.35                      8,162         1.12           0.70 to 1.25            -17.15 to 2.88
AN Equity Income:
2005  3,444              1.12 to 3.14                       6,569         3.97           0.70 to 1.25               1.01 to 1.57
2004  3,331              1.11 to 3.10                       6,485        1.80            0.70 to 1.25               7.95 to 8.55
2003  2,885              1.02 to 2.86                       5,469         1.50           0.70 to 1.25             23.18 to 24.31
2002  2,553             0.82 to 2.32                        4,126         1.62            0.70 to 1.25           -15.19 to -14.90
2001  2,213             0.97 to 2.72                        4,505         3.82            0.70 to 1.25            -12.87 to -3.47
AN Balanced:
2005 1,944              $1.15 to 2.60                      $3,025         3.99            0.70 to 1.25             -0.79 to -0.24
2004 1,780               1.16 to 2.61                       2,857        3.22             0.70 to 1.25               4.71 to 5.29
2003 1,552               1.10 to 2.48                       2,493         2.44            0.70 to 1.25             18.78 to 19.21
2002 1,281               0.92 to 2.09                       1,828         4.25            0.70 to 1.25            -7.96 to -7.29
2001 1,053               0.99 to 2.25                      1,710          3.31            0.70 to 1.25         -5.73 to -0.71
AN Money Market:
2005   807               1.02 to 1.41                       882           2.91            0.70 to 1.25             1.34 to 2.17
2004   815               1.00 to 1.38                       853           0.77            0.70 to 1.25            -0.48 to 0.07
2003   736               1.00 to 1.38                       780           0.53            0.70 to 1.25            -0.52 to -0.11
2002   644               1.01 to 1.39                       694           1.04            0.70 to 1.25            -0.53 to 0.28
2001   273               1.00 to 1.39                       303           3.35            0.70 to 1.25             1.29 to 1.72
AN Government Bond:
2005    664              1.13 to 1.27                       775           3.12            0.70 to 1.25             1.01 to 1.57
2004    692              1.11 to 1.25                       800           2.77            0.70 to 1.25             0.46 to 1.02
2003    622              1.10 to 1.24                       717           6.72            0.70 to 1.25             0.70 to 1.42
2002    388              1.09 to 1.23                       449           6.23            0.70 to 1.25             6.89 to 7.55
2001    128              1.01 to 1.15                       136           9.44               1.25                         6.31
AN High Yield Bond:
2005    186               1.16 to 1.27                       217          5.63            0.70 to 1.25            -3.56 to -3.03
2004    175               1.20 to 1.31                       210          6.70            0.70 to 1.25           10.22 to 10.83
2003    102               1.08 to 1.18                       111          7.92            0.70 to 1.25           17.00 to 17.65
2002     44               0.92 to 0.95                         41         11.06           0.70 to 1.25            -3.99 to 0.68
2001     17               0.95 to 1.00                         17         23.39               1.25                         1.92
AN Small-Cap/Mid-Cap:
2005     4,036            0.26 to 0.87                    1,254          --               0.70 to 1.25             2.71 to 3.12
2004     3,753            0.25 to 0.85                    1,112          --               0.70 to 1.25             6.97 to 7.58
2003      2,939           0.23 to 0.79                       777        --                0.70 to 1.25           82.30 to 83.33
2002     1,964            0.13 to 0.43                       267         --               0.70 to 1.25         -57.20 to -56.97
2001       707            0.30 to 1.00                       219         --                0.70 to 1.25         -55.10 to -0.23
AN International Stock:
2005      115             0.82 to 1.25                        112          1.35            0.70 to 1.25            5.32 to 5.89
2004       98             0.78 to 1.18                         90          1.01            0.70 to 1.25          13.10 to 13.73
2003       60             0.66 to 1.04                         48          1.19            0.70 to 1.25          34.12 to 34.87
2002       30             0.51 to 0.77                         17          1.02            0.70 to 1.25         -20.04 to -19.63
2001       12             0.61 to 0.96                           8         1.28            0.70 to 1.25         -24.07 to -4.29
* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.
These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

INDEPENDENT AUDITORS' REPORT

TO THE STOCKHOLDERS AND
BOARD OF DIRECTORS OF
AMERICAN NATIONAL INSURANCE COMPANY:

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (The Company) as of
December 31, 2005 and 2004, and the related consolidated statements of income, changes in stockholders' equity, comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National
Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005 in conformity with U.S. generally accepted accounting principles.

KPMG LLP
March 13, 2006
Houston, Texas

CONSOLIDATED STATEMENTS OF INCOME
(In thousands, except for per share data)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                             2005              2004             2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PREMIUMS AND OTHER REVENUE
Premiums:
Life.............................................................      $   333,496      $  337,498        $  336,747
Annuity..........................................................           64,660          35,429            24,520
Accident and health..............................................          338,437         350,939           405,039
Property and casualty............................................        1,248,153       1,182,310         1,030,899
Other policy revenues.............................................          131,309         123,253           112,787
Net investment income.............................................          788,523         739,321           631,385
Realized gains on investments.....................................           85,077          54,404            32,866
Other income......................................................           55,819          56,182            54,473
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total revenues..................................................        3,045,474       2,879,336         2,628,716
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES Death and other benefits:
Life.............................................................          247,557         242,866           248,686
Annuity..........................................................          112,523          92,340            57,224
Accident and health..............................................          249,877         253,877           288,902
Property and casualty............................................          947,438         817,606           778,127
Increase (decrease) in liability for future policy benefits:
Life.............................................................           22,683          33,867            31,693
Annuity..........................................................           (25,269)          (32,617)         (18,596)
Accident and health..............................................            (7,307)           (2,062)         3,088
Interest credited to policy account balances......................          292,074         296,319           257,510
Commissions for acquiring and servicing policies..................          437,614         450,451           489,839
Other operating costs and expenses................................          373,299         356,163           355,971
Taxes, licenses and fees..........................................           59,798          59,470            55,913
Increase in deferred policy acquisition costs.....................           (25,066)          (71,135)        (197,559)
Minority interest and participating policyholders share of operations        23,146          13,524            10,520
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses.....................................        2,708,367       2,510,669         2,361,318
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Income from operations before equity in earnings of
unconsolidated affiliates and federal income taxes.............          337,107         368,667           267,398
Equity in earnings of unconsolidated affiliates...................            5,762           6,339             4,327
Income from operations before federal income taxes................          342,869         375,006           271,725
Provision (benefit) for federal income taxes:
Current..........................................................          114,772         138,074            94,792
Deferred.........................................................            (7,782)          (18,661)          (5,232)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net income.........................................................      $   235,879      $  255,593        $  182,165
============================================================================================================================
============================================================================================================================
Net income per common share - basic................................      $      8.91      $     9.65        $     6.88
============================================================================================================================
============================================================================================================================
Net income per common share - diluted..............................      $      8.87      $     9.63        $     6.87
============================================================================================================================

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
(In thousands, except for per share data)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                  December 31,
                                                                                            2005               2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, other than investments in unconsolidated affiliates Debt securities:
Bonds held-to-maturity, at amortized cost....................................      $   7,215,825       $   7,770,976
Bonds available-for-sale, at market..........................................          3,479,761           2,314,395
Marketable equity securities, at market:
Preferred stocks.............................................................             52,062              42,464
Common stocks................................................................          1,067,059           1,052,436
Mortgage loans on real estate.................................................          1,243,543           1,139,014
Policy loans..................................................................            333,967             335,865
Investment real estate, net of accumulated depreciation of $134,763 and $143,112          548,960             562,370
Short-term investments........................................................            155,622              48,836
Other invested assets.........................................................            159,804              99,011
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total investments............................................................         14,256,603          13,365,367
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Cash...........................................................................             59,427             112,558
Investments in unconsolidated affiliates.......................................             69,998              69,319
Accrued investment income......................................................            185,810             182,825
Reinsurance ceded receivables..................................................            493,935             489,474
Prepaid reinsurance premiums...................................................             76,515             119,247
Premiums due and other receivables.............................................            279,070             250,886
Deferred policy acquisition costs..............................................          1,182,713           1,133,031
Property and equipment, net....................................................             90,790              88,087
Other assets...................................................................            278,827             296,002
Separate account assets........................................................            543,193             464,031
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total assets.................................................................      $  17,516,881       $  16,570,827
============================================================================================================================
============================================================================================================================
LIABILITIES
Policyholder funds
Future policy benefits:
Life.........................................................................      $   2,303,375       $   2,281,050
Annuity......................................................................            469,822             388,783
Accident and health..........................................................            108,282             115,771
Policy account balances........................................................          7,457,057           7,009,002
Policy and contract claims.....................................................          1,390,178           1,305,218
Participating policyholder share...............................................            157,762             150,810
Other policyholder funds.......................................................            989,229             960,941
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total policyholder liabilities...............................................         12,875,705          12,211,575
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Current federal income taxes...................................................             20,276               (6,795)
Deferred federal income taxes..................................................             52,584             101,521
Notes payable..................................................................            139,034             128,503
Other liabilities..............................................................            505,810             380,164
Minority interests in subsidiaries.............................................              2,232               (3,930)
Separate account liabilities...................................................            543,193             464,031
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total liabilities............................................................         14,138,834          13,275,069
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STOCKHOLDERS' EQUITY
Capital stock..................................................................             30,832              30,832
Additional paid-in capital.....................................................             17,658               9,974
Accumulated other comprehensive income.........................................            139,024             214,755
Retained earnings..............................................................          3,305,523           3,149,156
Treasury stock, at cost........................................................              (99,544)          (100,683)
Unamortized restricted stock...................................................              (15,446)            (8,276)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total stockholders' equity......................................................          3,378,047           3,295,758
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholders' equity                                            $  17,516,881       $  16,570,827
============================================================================================================================

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (In thousands, except for per share data)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                             2005              2004             2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
Balance at beginning and end of year...........................       $   30,832       $    30,832       $   30,832
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
Balance at beginning of year......................................            9,974             7,841            7,841
Issuance of treasury shares as restricted stock...................            7,684             2,133                --
Balance at end of year.........................................           17,658             9,974            7,841
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at beginning of year......................................          214,755           208,712           74,668
Change in unrealized gains on marketable securities, net..........            (66,956)          6,612          133,500
Foreign exchange adjustments......................................                87                (33)            (248)
Change in fair value of interest rate swap........................                --                 --            1,221
Minimum pension liability adjustment..............................             (8,862)             (536)            (429)
Balance at end of year.........................................          139,024           214,755          208,712
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
Balance at beginning of year......................................        3,149,156         2,972,498        2,869,259
Net income........................................................          235,879           255,593          182,165
Cash dividends to common stockholders ($2.97, $2.96, $2.96 per share)         (79,315)          (78,848)         (78,839)
Cash dividends to minority stockholders of subsidiaries...........                (37)              (87)             (87)
Redemption premium on subsidiary preferred stock..................               (160)              --                 --
Balance at end of year.........................................        3,305,523         3,149,156        2,972,498
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
TREASURY STOCK
Balance at beginning of year......................................           (100,683)          (99,097)         (99,097)
Net issuance of restricted stock..................................            1,139              (1,586)              --
Balance at end of year.........................................            (99,544)         (100,683)         (99,097)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
RESTRICTED STOCK
Balance at beginning of year......................................             (8,276)           (8,764)          (9,774)
Net issuance of restricted stock..................................             (8,823)             (546)             --
Amortization of restrictions......................................            1,653             1,034            1,010
Balance at end of year.........................................            (15,446)           (8,276)          (8,764)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STOCKHOLDERS' EQUITY
Balance at end of year.........................................       $3,378,047       $ 3,295,758       $3,112,022
============================================================================================================================
============================================================================================================================

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(In thousands)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                              2005             2004              2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net income........................................................       $  235,879       $   255,593       $  182,165
Other comprehensive income
Change in unrealized gains on marketable securities, net.........            (66,956)          6,612          133,500
Foreign exchange adjustments.....................................                87                (33)            (248)
Change in fair value of interest rate swap.......................                --                 --            1,221
Minimum pension liability adjustment.............................             (8,862)             (536)            (429)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total...........................................................            (75,731)          6,043          134,044
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Comprehensive income..............................................       $  160,148       $   261,636       $  316,209
============================================================================================================================

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CASH FLOW
(In thousands)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                             2005              2004             2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
Net income........................................................   $       235,879    $      255,593   $       182,165
Adjustments to reconcile net income to net cash provided by
operating activities:
Increase in liabilities for policyholders' funds.................           216,075           155,738           151,566
Decrease in reinsurance ceded receivable.........................              4,461           68,192            88,577
Charges to policy account balances...............................            (130,219)         (108,643)        (137,821)
Interest credited to policy account balances.....................           292,074           296,319           257,510
Deferral of policy acquisition costs.............................            (424,550)         (421,352)        (459,964)
Amortization of deferred policy acquisition costs................           399,481           354,279           257,498
Deferred federal income tax benefit..............................              (7,782)          (16,792)          (5,232)
Depreciation.....................................................            15,046            34,969            25,842
Accrual and amortization of discounts and premiums...............             6,063             6,777             (6,177)
Gain from sale or disposal of investments, net...................             (85,077)          (54,404)         (35,375)
Equity in earnings of unconsolidated affiliates..................              (5,762)           (6,339)          (4,327)
Decrease (increase) in premiums receivable.......................             (28,184)          6,142             6,472
Increase in accrued investment income............................              (2,985)          (14,694)         (32,163)
Capitalization of interest on policy and mortgage loans..........              8,253            6,594            (17,084)
Other changes, net...............................................             (45,713)        105,868           105,047
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities.......................           447,060           668,247           376,534
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
Proceeds from sale or maturity of investments:
Bonds............................................................         1,317,935           813,248           824,372
Stocks...........................................................           242,015           229,203           263,032
Real estate......................................................            67,155            17,306            22,655
Other invested assets............................................            69,266           144,424            64,157
Principal payments received on:
Mortgage loans...................................................           207,065           226,087           192,422
Policy loans.....................................................            11,039             8,059            38,965
Purchases of investments:
Bonds............................................................          (1,843,744)       (2,074,345)      (3,619,592)
Stocks...........................................................            (215,231)         (297,687)        (228,178)
Real estate......................................................             (15,686)          (11,788)        (186,280)
Mortgage loans...................................................            (311,768)         (360,958)        (168,941)
Policy loans.....................................................             (19,278)          (19,254)         (28,706)
Other invested assets............................................            (101,180)         (117,399)          (9,071)
Increase (decrease) in short-term investments, net................            (106,786)         61,859           324,768
Increase (decrease) in investment in unconsolidated affiliates, net                (679)          7,787             (9,937)
Increase in property and equipment, net...........................             (17,730)          (22,961)         (14,391)
--------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net cash used in investing activities...........................            (717,607)       (1,396,419)      (2,534,725)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITES
Policyholders' deposits to policy account balances................         1,211,864         1,553,930         2,638,617
Policyholders' withdrawals from policy account balances...........            (925,664)         (747,339)        (315,515)
Increase (decrease) in notes payable..............................            10,531             9,459           (182,896)
Dividends to stockholders.........................................             (79,315)          (78,935)         (78,926)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities.......................           217,416           737,115         2,061,280
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH....................................             (53,131)          8,943            (96,911)
Cash:
Beginning of the year............................................           112,558           103,615           200,526
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
End of the year..................................................   $        59,427   $       112,558   $       103,615
============================================================================================================================

See accompanying notes to consolidated financial statements.

1     NATURE OF OPERATIONS

American National Insurance Company and its consolidated subsidiaries
(collectively "American National") operate primarily in the insurance industry.
Operating on a multiple product line basis, American National offers a broad line of insurance coverages, including individual and group life, health and annuities; personal lines property and casualty; and credit insurance. In addition, through non-insurance subsidiaries, American National offers mutual funds and invests in real estate. The majority (96%) of revenues is generated by the insurance business. Business is conducted in all states and the District of
Columbia, as well as Puerto Rico, Guam and American Samoa. Through a subsidiary,
American National also conducts business in Mexico. Various distribution systems are utilized, including home service, multiple line, group brokerage, credit, independent third party marketing organizations and direct sales to the public.

2     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION
The consolidated financial statements include the accounts of American National
Insurance Company and its subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The consolidated financial statements have been prepared on the basis of
Generally Accepted Accounting Principles as defined in the United States of
America (GAAP). GAAP for insurance companies differs from the basis of accounting followed in reporting to insurance regulatory authorities. (See Note
15.)

Certain reclassifications have been made to the 2004 and 2003 financial information to conform to the 2005 presentation.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

ACCOUNTING CHANGES
Accounting and reporting for nontraditional insurance products
In July of 2003, the Accounting Standards Executive Committee issued Statement of Position (SOP) No. 03-1, "Accounting and Reporting by Insurance Enterprises
for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."
This SOP provides guidance for insurance companies in the accounting and reporting of interest-sensitive insurance products and separate accounts. The new guidance is effective for financial statements for fiscal years beginning after December 15, 2003. American National adopted SOP 03-1 on January 1, 2004.
The adoption of this statement did not have a material effect on American
National's financial statements.

Consolidation of variable interest entities
In December of 2003, the FASB issued Interpretation No. 46, "Consolidation of
Variable Interest Entities." This interpretation addresses how a business enterprise should evaluate whether it has a controlling financial interest in an entity through means other than voting rights and accordingly should consolidate the entity. American National determined that it has no significant variable interest entities to which this interpretation would apply.

Pension disclosures
FAS No. 132 (revised), "Employers' Disclosures about Pensions and Other
Postretirement Benefits" was issued in December of 2003. This statement revises employers' disclosures about pension plans and other postretirement benefits, but does not change the measurement or recognition of those plans. The statement retains the existing disclosures and requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans. The new disclosure requirements are effective for financial statements for periods ending after
December 15, 2003, and are included in the notes to these consolidated financial statements.

Additional disclosures on securities
At its meeting on November 12-13, 2003, the Emerging Issues Task Force of the
FASB adopted new disclosure requirements regarding debt and marketable equity securities with unrealized losses that have not been recognized as other-than-temporary impairments. On November 3, 2005 FASB Staff Position 115-1 provided further guidance on the application of the unrealized loss disclosures.
The new disclosures require tabular information as to the length of time securities have had unrealized losses, and a narrative description of why the company has not recorded an other-than-temporary impairment. These disclosures are included in Note 3 to these consolidated financial statements.

Stock-based compensation
FAS No. 123 (revised), "Share-Based Payment" was issued in December of 2004.
This statement revises the original requirements of FAS No. 123, "Accounting for
Stock Based Compensation" to require the recognition of an expense for the cost of services received in exchange for the award of equity based instruments. The expense is to be recognized over the period during which the service must be provided in exchange for the award. This statement is effective as of the beginning of the first fiscal year after June 15, 2005. American National adopted the expensing of share-based payments when the original FAS No. 123 was issued in 1995, and the adoption of the revision did not have a material impact on American National's financial statements.

INVESTMENTS
Marketable securities
Debt securities: Bonds that are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National's ability and intent to hold these securities until maturity. Bonds held as available-for-sale are carried at market.

Preferred stocks: All preferred stocks are classified as available-for-sale and are carried at market.

Common stocks: All common stocks are classified as available-for-sale and are carried at market.

Unrealized gains: For all investments carried at market, the unrealized gains or losses (differences between amortized cost and market value), net of applicable federal income taxes, are reflected in stockholders' equity as a component of accumulated other comprehensive income.

Impairments: All marketable securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline and the financial health of and specific prospects for the issuer. Losses that are determined to be other than temporary are recognized in current period income as a realized loss.

Mortgage loans
Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments. The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are those which, based on current information and events, it is probable that
American National will be unable to collect all amounts due, according to the contractual terms of the loan agreement.

Policy loans
Policy loans are carried at cost.

Investment real estate
Investment real estate is carried at cost, less allowance for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods.

American National's real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.

Short-term investments
Short-term investments (primarily commercial paper) are carried at amortized cost.

Other invested assets
Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures used for investment real estate.

Investment valuation allowances
Investment valuation allowances are established for impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of asset. The increase in the valuation allowances is reflected in current period income as a realized loss.

Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

Derivative instruments and hedging activities
American National purchases derivative instruments only as hedges of the fair value of a recognized asset or liability. All derivatives are carried at fair value. The amount of derivatives at December 31, 2005 and 2004, was immaterial.

CASH AND CASH EQUIVALENTS
American National considers cash on-hand and in-banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of cash flows.

INVESTMENTS IN UNCONSOLIDATED AFFILIATES
These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

PROPERTY AND EQUIPMENT
These assets consist of buildings occupied by the companies, electronic data processing equipment and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

FOREIGN CURRENCIES
Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income.

INSURANCE SPECIFIC ASSETS AND LIABILITIES
Deferred policy acquisition costs
Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions that are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated stockholders' equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

Future policy benefits
For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the companies'
experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

RECOGNITION OF PREMIUM REVENUE AND POLICY BENEFITS
Traditional ordinary life and health
Life and accident and health premiums are recognized as revenue when due.
Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Annuities
Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the deposits received plus accumulated interest less applicable accumulated administrative fees.

Universal life and single premium whole life
Revenues from universal life policies and single premium whole life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

Property and casualty
Property and casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case-basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation.
Management believes that American National's reserves have been appropriately calculated, based on available information as of December 31, 2005. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

PARTICIPATING INSURANCE POLICIES
A portion of the life insurance portfolio is written on a participating basis.
Participating business comprised approximately 7.6% of the life insurance in force at December 31, 2005 and 5.0% of life premiums in 2005. Of the total participating business, 65.9% was written by Farm Family Life Insurance Company
(Farm Family Life). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders except for the stockholders' share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in force.
Participating policyholders' interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses), net of tax.

FEDERAL INCOME TAXES
American National and its eligible subsidiaries will file a consolidated life/non-life federal income tax return for 2005. Certain subsidiaries that are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return. Separate provisions for income taxes have been determined for these entities.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

STOCK-BASED COMPENSATION
American National uses the fair value method to account for stock-based compensation.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American
National. The assets of these accounts are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in these consolidated financial statements.

3    INVESTMENTS

The amortized cost and estimated market values of investments in held-to-maturity and available-for-sale securities are shown below (in thousands):

----------------------------------------------------------------------------------------------------------------------------
December 31, 2005:                            Amortized    Gross Unrealized Gains  Gross Unrealized  Estimated Market Value
                                                Cost                                    Losses
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES:
Bonds held-to-maturity:
U. S. Government and agencies              $  243,968       $          296        $     (5,569)       $      238,695
States and political subdivisions             221,764                5,031                (1,634)            225,161
Foreign governments                             5,952                  772                    --                6,724
Public utilities                              567,666               12,118                (4,128)            575,656
All other corporate bonds                   5,415,436              116,662               (71,231)          5,460,867
Mortgage-backed securities                    761,039                4,454               (11,467)            754,026
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total bonds held-to-maturity               7,215,825                 139,333            (94,029)          7,261,129
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale:
U. S. Government and agencies                  64,337                  389                  (499)             64,227
States and political subdivisions             244,637                2,349                (2,567)            244,419
Foreign governments                               821                    --                   (30)                791
Public utilities                              344,729               14,064                (1,087)            357,706
All other corporate bonds                   2,390,053               27,798               (34,368)          2,383,483
Mortgage-backed securities                    437,973                  918                (9,756)            429,135
Total bonds available-for-sale             3,482,550               45,518               (48,307)          3,479,761
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total debt securities                    10,698,375                 184,851           (142,336)         10,740,890
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MARKETABLE EQUITY SECURITIES:
Preferred stock                              51,205                2,173                (1,316)             52,062
Common stock                                  820,130              274,644               (27,715)          1,067,059
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total marketable equity securities              871,335                 276,817            (29,031)          1,119,121
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total investments in securities              $11,569,710     $       461,668        $   (171,367)       $   11,860,011
============================================================================================================================
============================================================================================================================

December 31, 2004:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES:
Bonds held-to-maturity:
U. S. Government and agencies              $  242,260       $        2,440        $     (4,037)       $      240,663
States and political subdivisions             240,399                9,428                  (786)            249,041
Foreign governments                            11,727                   89                   --                11,816
Public utilities                              772,998               32,791                  (960)            804,829
All other corporate bonds                   5,683,381              247,858               (31,666)          5,899,573
Mortgage-backed securities                    820,211                9,002                (5,188)            824,025
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total bonds held-to-maturity               7,770,976                 301,608            (42,637)          8,029,947
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale:
U. S. Government and agencies                  12,588                  424                   (27)             12,985
States and political subdivisions              91,650                4,309                   (98)             95,861
Foreign governments                             4,679                    --                   (10)              4,669
Public utilities                              380,190               25,619                  (226)            405,583
All other corporate bonds                   1,649,971               51,323                (7,352)          1,693,942
Mortgage-backed securities                     98,798                3,030                  (473)            101,355
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total bonds available-for-sale             2,237,876               84,705                (8,186)          2,314,395
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total debt securities                    10,008,852                 386,313            (50,823)         10,344,342
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MARKETABLE EQUITY SECURITIES:
Preferred stock                                43,355                1,372                (2,263)             42,464
Common stock                                  752,754              316,254               (16,572)          1,052,436
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total marketable equity securities              796,109                 317,626            (18,835)          1,094,900
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total investments in securities              $10,804,961      $      703,939        $    (69,658)       $   11,439,242
============================================================================================================================

DEBT SECURITIES
The amortized cost and estimated market value, by contractual maturity, of debt securities at December 31, 2005, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

----------------------------------------------------------------------------------------------------------------------------
                                                           Bonds Held-to-Maturity            Bonds Available-for-Sale
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                         Amortized         Estimated        Amortized         Estimated
                                                                            Market                             Market
                                                            Cost             Value             Cost             Value
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Due in one year or less..........................       $  385,804       $ 388,109        $ 221,971          $  230,342
Due after one year through five years............           1,048,114        1,077,167           585,663          592,144
Due after five years through ten years...........           4,248,062        4,271,695         1,973,680        1,954,324
Due after ten years..............................             766,482          763,994           253,300          263,677
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                            6,448,462        6,500,965         3,034,614        3,040,487
Without single maturity date.....................             767,363          760,164           447,936          439,274
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                        $7,215,825        $7,261,129       $3,482,550        $3,479,761
============================================================================================================================

Available-for-sale securities are sold throughout the year for various reasons.
Additionally, both available-for-sale securities and held-to-maturity securities are called or otherwise redeemed by the issuer. Proceeds from the disposals of these securities, with the gains and losses realized, are shown below (in thousands).

----------------------------------------------------------------------------------------------------------------------------
                                                                             2005              2004             2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Proceeds from sales of available-for-sale securities..............       $308,763         $221,520          $227,140
Gross gains realized.............................................           67,384            62,474           60,499
Gross losses realized............................................            4,408             2,795            1,167
Proceeds from bonds called or otherwise redeemed by the issuer....       $1,251,187       $696,082          $632,642
Gross gains realized.............................................            7,255             3,982            4,622
Gross losses realized............................................              420               640              678
============================================================================================================================

In 2005, securities with an amortized cost of $28,014,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers' creditworthiness. At the time of the transfer, no unrealized gain or loss was recognized.

In 2004, securities with an amortized cost of $11,673,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers' creditworthiness. An unrealized loss of $349,000 was established at the time of the transfer. Additionally in 2004, held-to-maturity securities with an amortized cost of $11,751,000 were sold to maintain American National's credit risk policy. Proceeds from sales of these bonds totaled $11,766,000, with net realized gains of $15,000.

In 2003, securities with an amortized cost of $25,313,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers' creditworthiness. An unrealized gain of $1,520,000 was established at the time of the transfer. Additionally in 2003, held-to-maturity securities with an amortized cost of $81,861,000 were sold to maintain American National's credit risk policy. Proceeds from sales of these bonds totaled $88,097,000, with net realized gains of $6,236,000.

All gains and losses were determined using specific identification of the securities sold.

UNREALIZED GAINS ON SECURITIES
Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholder's equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $87,714,000,
$121,817,000 and $116,971,000 for 2005, 2004 and 2003, respectively.

The change in the net unrealized gains on investments for the years ended
December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                           2005              2004               2003
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale..........................................     $(79,308)         $(7,616)           $ 30,290
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Preferred stocks..................................................        1,748              (1,358)             483
Common stocks.....................................................       (52,753)          30,898            192,369
Index options.....................................................           75                 (38)               (37)
Amortization of deferred policy acquisition costs.................       24,546              (7,171)           (11,008)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                        (105,692)          14,715            212,097
Provision for federal income taxes...............................       36,892              (4,846)           (74,228)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                       $(68,800)         $  9,869           $137,869
Change in unrealized gains of investments
attributable to participating policyholders' interest............        1,844              (3,257)            (4,369)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total............................................................     $(66,956)         $  6,612           $133,500
=============================================================================================================================

Gross unrealized losses on investment securities and the market value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, for the year ended December 31, 2005, are summarized as follows (in thousands):

-------------------------------------------------------------------------------------------------------------------------------
                                              Less than 12 months          12 Months or more                 Total
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                           Unrealized      Market      Unrealized      Market      Unrealized       Market
                                             Losses         Value        Losses        Value         Losses         Value
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Bonds held-to-maturity:
U. S. Government and agencies..........   $     300    $40,737          $5,269     $177,598       $5,569       $218,335
States and political subdivisions......          273           32,511      1,361          28,078         1,634         60,589
Public utilities.......................        1,831          132,605      2,297          48,128         4,128        180,733
All other corporate bonds..............       19,800        1,146,808     51,431       1,310,487        71,231      2,457,295
Mortgage-backed securities.............        4,596          314,045      6,871         233,827        11,467        547,872
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total held-to-maturity................       26,800        1,666,706     67,229       1,798,118        94,029      3,464,824
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Bonds available-for-sale:
U. S. Government and agencies..........          496           57,060          3             197           499         57,257
States and political subdivisions......        2,399          153,814        168           9,600         2,567        163,414
Foreign governments....................            --                --         30             791            30            791
Public utilities.......................          796           66,893        291          28,215         1,087         95,108
All other corporate bonds..............       22,016        1,174,471     12,352         406,994        34,368      1,581,465
Mortgage-backed securities.............        9,118          362,019        638          28,802         9,756        390,821
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total available-for-sale..............       34,825        1,814,257     13,482         474,599        48,307      2,288,856
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total debt securities................       61,625        3,480,963     80,711       2,272,717       142,336      5,753,680
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Marketable equity securities:
Preferred stock........................        1,316           19,933          --               --         1,316         19,933
Common stock...........................       27,020          220,304        695           2,355        27,715        222,659
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total marketable equity securities....       28,336          240,237        695           2,355        29,031        242,592
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total investments in securities......    $89,961     $3,721,200       $81,406    $2,275,072     $171,367      $5,996,272
-------------------------------------------------------------------------------------------------------------------------------

American National evaluates all bonds that have unrealized losses on a quarterly basis to determine if the creditworthiness of any of the bonds has deteriorated to a point that would prevent American National from realizing the full amount at maturity. For those bonds where management believes that the full amount will not be realized, an other-than-temporary impairment is recorded. On all other bonds where management does not believe there is a credit problem, American
National has the ability and intent to hold these bonds until a market price recovery or maturity and, therefore, these bonds are not considered to be other-than-temporarily impaired.

Marketable equity securities
American National evaluates all marketable equity securities on a quarterly basis and recognizes an other-than-temporary impairment on all of those where market value is less than 80% of book value for nine consecutive months or more.
All securities that have an unrealized loss are also evaluated for credit quality, and impairments are recognized for any securities, regardless of the length of time that they have had an unrealized loss, where management believes the carrying value will not be realized. For the remaining securities with unrealized losses, management believes the losses are temporary, and American
National has the ability and intent to hold these securities until a market price recovery.

MORTGAGE LOANS
In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of
December 31, 2005, mortgage loans have fixed rates from 5.15% to 10.375% and variable rates from 5.21% to 9.03%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 3 months to 33 years.

American National has investments in first lien mortgage loans on real estate with carried values of $1,243,543,000 and $1,139,014,000 at December 31, 2005
and 2004, respectively. Problem loans, on which valuation allowances were established, totaled $9,877,000 and $9,855,000 at December 31, 2005 and 2004,
respectively. The valuation allowances on those loans totaled $1,053,000 at both
December 31, 2005 and 2004.

POLICY LOANS
All of American National's policy loans carried interest rates ranging from
4.50% to 8.00% at December 31, 2005.

INVESTMENT INCOME AND REALIZED GAINS (LOSSES)
Investment income and realized gains (losses) on investments, before federal income taxes, for the years ended December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                      Investment Income                  Gains (Losses) on Investments
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                               2005         2004          2003          2005         2004          2003
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Bonds.................................    $ 590,117     $ 562,287    $ 455,590       $(8,737)      $   227      $21,345
Preferred stocks......................        3,107         2,879        2,971           110           100          531
Common stocks.........................       23,457        25,909       22,270        64,805        56,031       15,562
Mortgage loans........................       91,245        72,609       86,297             0         (1,016)       (2,720)
Real estate...........................      107,725       113,429       96,533         9,510         6,156        1,657
Other invested assets.................       72,868        57,974       53,948        17,480           471        (10,206)
Investment in unconsolidated affiliates            --             --            --            --            37            --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                            888,519       835,087      717,609        83,168        62,006       26,169
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Investment expenses...................        (99,996)     (95,766)      (86,224)           --             --            --
Decrease (increase) in valuation                   --             --            --        1,909         (7,602)      6,697
allowances............................
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                          $ 788,523     $ 739,321    $ 631,385       $85,077       $54,404      $32,866
=============================================================================================================================

Included in the realized losses are markdowns of available-for-sale securities due to other-than-temporary declines in the value of the securities. The markdowns totaled $13,633,000 in 2005, $6,678,000 in 2004 and $32,074,000 in
2003.

4     CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS

American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well-diversified investment portfolio.

BONDS:
Management believes American National's bond portfolio is diversified and of investment grade. The bond portfolio distributed by quality rating at December
31 is summarized as follows:

------------------------------------
                     2005      2004
------------------------------------
------------------------------------
AAA........           18%       15%
AA.........            6%        5%
A..........           43%       45%
BBB........           28%       31%
BB.........            2%        2%
Below BB...            3%        2%
------------------------------------
------------------------------------
                     100%      100%
====================================

COMMON STOCK:
American National's stock portfolio by market sector distribution at December 31 is summarized as follows:

------------------------------------------------------------------------
                                          2005              2004
------------------------------------------------------------------------
------------------------------------------------------------------------
Materials......................              3%                3%
Industrials....................             10%               10%
Consumer goods.................             19%               19%
Energy and utilities...........             11%               10%
Financials.....................             26%               28%
Information technology.........             11%               11%
Health care....................             10%                9%
Communications.................              4%                4%
Mutual funds...................              6%                6%
------------------------------------------------------------------------
------------------------------------------------------------------------
                                           100%              100%
========================================================================

MORTGAGE LOANS AND INVESTMENT REAL ESTATE:
American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at
December 31 are summarized as follows:

-------------------------------------------------------------------------------------------------------------
                                               Mortgage Loans                   Investment Real Estate
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                          2005               2004               2005             2004
 Office buildings..............             27%                24%                22%              17%
 Shopping centers..............             34%                39%                24%              24%
 Commercial....................              3%                 3%                 2%               5%
 Hotels/Motels.................             15%                13%                 3%               4%
 Industrial....................             15%                14%                47%              46%
 Other.........................              6%                 7%                 2%               4%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                           100%               100%               100%             100%
=============================================================================================================

American National has a diversified portfolio of mortgage loans and real estate properties. Mortgage loans and real estate investments by geographic distribution at December 31 are as follows:

-----------------------------------------------------------------------------------------------------------
                                             Mortgage Loans                  Investment Real Estate
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                          2005             2004              2005              2004
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
New England....................              8%               7%                1%                1%
Middle Atlantic................             11%              12%                0%                0%
East North Central.............             12%              12%                9%               11%
West North Central.............              2%               2%                5%                5%
South Atlantic.................             13%              16%               22%               22%
East South Central.............              4%               4%               12%               11%
West South Central.............             29%              30%               46%               45%
Mountain.......................              6%               5%                3%                3%
Pacific........................             15%              12%                2%                2%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                           100%             100%              100%              100%
===========================================================================================================

5     FAIR VALUE OF FINANCIAL INSTRUMENTS

Estimated fair values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value.
Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange, or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies could have a material effect on the estimated fair values.

DEBT SECURITIES:
The estimated fair values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

MARKETABLE EQUITY SECURITIES:
Fair values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

MORTGAGE LOANS:
The fair value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans.
Loans with similar characteristics are aggregated for purposes of the analyses.

POLICY LOANS:
The carrying amount for policy loans approximates their fair value, because the policy loans cannot be separated from the policy contract.

SHORT-TERM INVESTMENTS:
The carrying amount for short-term investments approximates their fair value.

INVESTMENT CONTRACTS:
The fair value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies' current interest rates on new products. The carrying value for these contracts approximates their fair value.

NOTES PAYABLE:
The carrying amount for notes payable approximates their fair value.

INVESTMENT COMMITMENTS:
American National's investment commitments are all short-term in duration, and the fair value was not significant at December 31, 2005 or 2004.

VALUES:
The carrying amounts and estimated fair values of financial instruments at
December 31 are as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                    2005                                2004
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                      Carrying Amount      Estimated     Carrying Amount      Estimated
                                                                          Fair Value                          Fair Value
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS:
 Bonds:
 Held-to-maturity................................        $7,215,825     $7,261,129        $7,770,976      $8,029,947
 Available-for-sale..............................          3,479,761       3,479,761          2,314,395        2,314,395
 Preferred stock.................................             52,062          52,062             42,464           42,464
 Common stock....................................          1,067,059       1,067,059          1,052,436        1,052,436
 Mortgage loans on real estate...................          1,243,543       1,268,875          1,139,014        1,212,127
 Policy loans....................................            333,967         333,967            335,865          335,865
 Short-term investments..........................            155,622         155,622             48,836           48,836
FINANCIAL LIABILITIES:
 Investment contracts............................          5,750,391       5,750,391          5,368,147        5,368,147
 Notes payable...................................            139,034         139,034            128,503          128,503
-----------------------------------------------------------------------------------------------------------------------------

6     DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs and premiums for the years ended December 31,
2005, 2004 and 2003 are summarized as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                Life and      Accident and   Property and       Total
                                                                Annuity          Health        Casualty
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2002............................      $ 718,277       $ 101,501       $  54,717      $ 874,495
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Additions..............................................        282,945          10,823         161,289        455,057
Amortization...........................................         (113,526)        (17,522)      (126,450)       (257,498)
Effect of change in unrealized gains on available-for-sale       (11,003)            --               --          (11,003)
securities..............................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net change.............................................        158,416            (6,699)       34,839        186,556
Acquisitions...........................................          2,215           2,809               --          5,024
Foreign exchange effect ...............................             (117)             --               --            (117)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2003............................        878,791          97,611          89,556      1,065,958
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Additions..............................................        198,639          14,097         212,678        425,414
Amortization...........................................         (138,151)        (19,182)      (196,946)       (354,279)
Effect of change in unrealized gains on available-for-sale        (7,173)            --               --           (7,173)
securities..............................................
Net change.............................................         53,315            (5,085)       15,732         63,962
Acquisitions...........................................          2,755             357                --         3,112
Foreign exchange effect ...............................               (1)            --               --               (1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2004............................      $ 934,860       $  92,883       $ 105,288      $1,133,031
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Additions..............................................        170,016          17,830         236,704        424,550
Amortization...........................................         (154,296)        (18,917)      (226,268)       (399,481)
Effect of change in unrealized gains on available-for-sale      24,544               --               --         24,544
securities..............................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net change.............................................         40,264            (1,087)       10,436         49,613
Acquisitions...........................................              --               --               --              --
Foreign exchange effect ...............................             69               --               --             69
Balance at December 31, 2005............................      $ 975,193       $  91,796       $ 115,724      $1,182,713
============================================================================================================================
============================================================================================================================
2005 Premiums...........................................      $ 398,156       $ 338,437       $1,248,153     $1,984,746
============================================================================================================================
============================================================================================================================
2004 Premiums...........................................      $ 372,927       $ 350,939       $1,182,310     $1,906,176
============================================================================================================================
============================================================================================================================
2003 Premiums...........................................      $ 361,267       $ 405,039       $1,030,899     $1,797,205
============================================================================================================================

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements.

Acquisition costs for American National's Mexican subsidiaries are maintained in their functional currency of Mexican pesos, and translated into U.S. dollars for reporting purposes. Part of the change in deferred acquisition cost balance is due to differences in the exchange rate applied to the balance from period to period. The entire amount of this difference is reported in the shareholders'
equity section of the balance sheet.

7     FUTURE POLICY BENEFITS AND POLICY ACCOUNT BALANCES

LIFE INSURANCE:
Assumptions used in the calculation of future policy benefits or policy account balances for individual life policies are as follows:

-----------------------------------------------------------------------------------------------------------------------------
         Policy Issue Year                                    Interest Rate                               Percentage of
                                                                                                          Future Policy
                                                                                                        Benefits So Valued
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ordinary
1996-2006.....................     7.5% for years 1 through 5, graded to 5.5% at the end of year 25, ...............  7%
                                    and level thereafter
1981-1995.....................     8% for years 1 through 5, graded to 6% at the end of year 25, and ..............  16%
                                    level thereafter
1976-1980.....................     7% for years 1 through 5, graded to 5% at the end of year 25, and ...............  9%
                                    level thereafter
1972-1975.....................     6% for years 1 through 5, graded to 4% at the end of year 25, and ...............  4%
                                    level thereafter
1969-1971.....................     6% for years 1 through 5, graded to 3.5% at the end of year 30,   ...............  3%
                                    and level thereafter
1962-1968.....................     4.5% for years 1 through 5, graded to 3.5% at the end of year 15, ...............  6%
                                    and level thereafter
1948-1961.....................     4% for years 1 through 5, graded to 3.5% at the end of year 10,   ...............  4%
                                    and level thereafter
1947 and prior................     Statutory rates of 3% or 3.5%                                     ...............  1%
Participating business acquired    Level rates of 3% to 5.5%                                         ...............  8%
Industrial
1948-1967.....................     4% for years 1 through 5, graded to 3.5% at the end of year 10,   ...............  2%
                                    and level thereafter
1947 and prior................     Statutory rates of 3%                                             ...............  2%
Universal Life
                                    Future policy benefits for universal life are equal to the        ............... 38%
                                    current account value
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     100%
=============================================================================================================================

Future policy benefits for group life policies have been calculated using a level interest rate of 4%. Mortality and withdrawal assumptions are based on
American National's experience.

ANNUITIES:
Fixed annuities included in future policy benefits are calculated using a level interest rate of 5%. Mortality and withdrawal assumptions are based on American
National's experience. Policy account balances for interest-sensitive annuities are equal to the current gross account balance.

HEALTH INSURANCE:
Interest assumptions used for future policy benefits on health policies are calculated using graded interest rates ranging from 3.5% to 8%. Morbidity and termination assumptions are based on American National's experience.

8     LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for accident and health and property and casualty unpaid claims and claim adjustment expenses is summarized as shown below (in thousands):

--------------------------------------------------------------------------------------------------
                                                   2005              2004             2003
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Balance at January 1.....................     $1,275,405        $ 1,245,350       $ 1,220,678
Less reinsurance recoverables...........        455,395            500,583           567,114
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Net beginning balance....................        820,010            744,767           653,564
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Incurred related to:
Current year............................      1,191,939          1,085,422         1,072,097
Prior years.............................           (70,435)          (29,546)         (25,517)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total incurred...........................      1,121,504          1,055,876         1,046,580
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Paid related to:
Current year............................        706,105            648,984           651,639
Prior years.............................        330,829            331,649           303,738
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total paid...............................      1,036,934            980,633           955,377
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Net balance at December 31...............        904,580            820,010           744,767
Plus reinsurance recoverables...........        454,872            455,395           500,583
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Balance at December 31...................     $1,359,452        $ 1,275,405       $ 1,245,350
==================================================================================================

The balances at December 31 are included in policy and contract claims in the consolidated statements of financial position.

9     REINSURANCE

As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be
$700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $2,378,000.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the assuming companies were to be unable to meet their obligations under any reinsurance treaties.

To minimize its exposure to significant losses from reinsurer insolvencies,
American National evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 2005, amounts recoverable from reinsurers with a carrying value of $59,122,799 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos Islands.
American National holds collateral related to these credit reinsurers totaling
$47,556,862. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than
90 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

American National has amounts receivable from reinsurers totaling $493,935,000 at December 31, 2005. Of this total, $33,090,000 represents amounts that are the subject of litigation or are in dispute with the reinsurers involved. Management believes these disputes will not have a significant effect on American
National's financial position.

As a result of the September 11, 2001 terrorist attack on the United States,
American National accrued losses (primarily on reinsurance assumed) as of
December 31, 2001 totaling $239,406,000, with reinsurance in place providing coverage of $218,606,000 on those claims. During subsequent years, claims were paid and reinsurance recovered, reducing the amount accrued to $211,295,000, with $187,965,000 of reinsurance in place as of December 31, 2005. American
National has evaluated the reinsurers providing the coverage for these claims, and management believes that all the ceded amounts are recoverable. The failure of any single reinsurer to meet its obligations for these claims would not have a significant effect on American National's financial position.

Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                   2005                  2004                  2003
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Direct premiums.......................................        $2,123,294            $2,010,400            $1,844,723
Reinsurance premiums assumed from other companies.....          199,835               262,786              395,549
Reinsurance premiums ceded to other companies.........          (338,383)             (367,010)             (443,067)
Net premiums..........................................        $1,984,746            $1,906,176            $1,797,205
=============================================================================================================================
=============================================================================================================================
Reinsurance recoveries................................        $ 373,579             $ 229,816             $236,469
=============================================================================================================================

Life insurance in force and related reinsurance amounts at December 31 are summarized as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                   2005                  2004                  2003
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Direct life insurance in force........................        $63,194,458           $60,676,603           $58,301,547
Reinsurance risks assumed from other companies........         856,414               726,927               434,863
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total life insurance in force.........................      64,050,872            61,403,530            58,736,410
Reinsurance risks ceded to other companies............       (23,903,319)          (21,539,440)          (18,767,137)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net life insurance in force...........................        $40,147,553           $39,864,090           $39,969,273
=============================================================================================================================

10NOTES PAYABLE

At December 31, 2005, American National's subsidiaries had notes payable to third-party lenders totaling $139,034,000. Of this balance, $3,951,000 represents the balance of one note owed by a subsidiary. This note has an interest rate of 7%, and does not require payment of principle or interest until maturity in 2006. The remaining notes payable balance totaling $135,083,000 is made up of eight notes owed by various joint ventures, in which American
National's real estate holding companies are partners, and which are consolidated in these financial statements. These joint venture notes have interest rates ranging from 5.00% to 8.07% and maturities from 2008 to 2027. All of these notes are secured by the joint ventures, and American National's liability for these notes is limited to the amount of its investment in the joint ventures, which totaled $38,682,000 at December 31, 2005.

11FEDERAL INCOME TAXES

The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate follows (in thousands, except percentages):

----------------------------------------------------------------------------------------------------------------------------
                                          2005                           2004                           2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                  Amount         Rate            Amount        Rate             Amount        Rate
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Income tax on pre-tax income    $120,004        35.00%    $131,252        35.00%     $ 95,104       35.00%
Tax-exempt investment income        (4,652)       (1.36)           (4,027)      (1.07)            (3,883)      (1.43)
Dividend exclusion..........        (5,797)       (1.69)           (5,908)      (1.58)            (5,701)      (2.10)
Miscellaneous tax credits, net      (1,099)       (0.32)           (1,435)      (0.38)            (1,837)      (0.68)
Losses on foreign operations       2,526        0.74              2,373        0.63              2,649        0.97
Other items, net............        (3,992)       (1.16)           (2,842)      (0.76)           3,228        1.19
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                $106,990       31.21%    $119,413       31.84%     $ 89,560       32.95%
============================================================================================================================

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2005 and
December 31, 2004 are as follows (in thousands):

--------------------------------------------------------------------------------------------------
                                                                      2005             2004
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  DEFERRED TAX ASSETS:
  Marketable securities, principally due to impairment losses    $  31,223         $  35,835
  Investment in real estate and other invested assets,
principally due to
  investment valuation allowances.........................         11,539            13,230
  Policyholder funds, principally due to policy reserve            217,612           209,897
discount...................................................
  Policyholder funds, principally due to unearned premium           37,434            37,222
reserve....................................................
  Interest expense on note.................................         10,891            10,891
  Non-qualified pension....................................         25,671            19,406
  Participating policyholders' surplus.....................         27,500            24,522
  Other assets.............................................         13,781             3,352
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Net deferred tax assets..................................      $  375,651        $ 354,355
==================================================================================================
==================================================================================================

  DEFERRED TAX LIABILITIES:
  Marketable securities, principally due to net unrealized       $ (93,604)        $(140,099)
gains......................................................
  Investment in bonds, principally due to accrual of discount        (13,430)          (9,359)
on bonds...................................................
  Deferred policy acquisition costs, due to difference
between GAAP
  and tax amortization methods............................         (309,810)        (290,632)
  Property, plant and equipment, principally due to
difference between
  GAAP and tax depreciation method........................           (8,437)          (9,965)
  Non-taxable pension......................................           (2,954)          (5,821)
  Net deferred tax liabilities.............................         (428,235)        (455,876)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  Total deferred tax......................................      $  (52,584)       $(101,521)
==================================================================================================

Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

Through 1983, under the provision of the Life Insurance Company Income Tax Act of 1959, life insurance companies were permitted to defer from taxation a portion of their income (within certain limitations) until and unless it is distributed to stockholders, at which time it was taxed at regular corporate tax rates. In 2004, tax law was changed to allow distribution of this deferred income (designated by federal law as "policyholders' surplus") without taxation so long as it is distributed by December 31, 2006. During 2005, approximately
$56,909,000 of "policyholders' surplus" was distributed to stockholders. The cumulative balance of "policyholders' surplus" was approximately $5,721,000 and
$63,000,000 at December 31, 2005 and December 31, 2004, respectively. No provision for deferred federal income taxes applicable to such untaxed income has been made, because management intends to distribute the remaining deferred amount to stockholders before the December, 2006 deadline.

Federal income taxes totaling approximately $81,921,000, $112,853,000 and
$44,564,000 were paid to the Internal Revenue Service in 2005, 2004 and 2003, respectively. The statute of limitations for the examination of federal income tax returns through 1998 for American National and its subsidiaries by the
Internal Revenue Service has expired. All prior year deficiencies have been paid or provided for, and American National has filed appropriate claims for refunds through 1998. In the opinion of management, adequate provision has been made for any tax deficiencies that may be sustained.

12COMPONENTS OF COMPREHENSIVE INCOME

The items included in comprehensive income, other than net income, are unrealized gains on available-for-sale securities (net of deferred acquisition costs), foreign exchange adjustments, the change in fair value of an interest rate swap and minimum pension liability adjustment. The details on the unrealized gains included in comprehensive income, and the related tax effects thereon, are as follows (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                   Before           Federal Income           Net of
                                                               Federal Income             Tax            Federal Income
                                                                     Tax                Expense                Tax
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
December 31, 2005
Unrealized losses...........................................        $(159,187)            $(55,715)           $(103,472)

Less: reclassification adjustment for net gains realized in                                                    36,516
net income..................................................   56,178               19,662
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net unrealized loss component of comprehensive income.......    $(103,009)           $(36,053)           $ (66,956)
============================================================================================================================
============================================================================================================================
December 31, 2004
Unrealized losses...........................................         $(46,171)            $(16,160)            $(30,011)
Less: reclassification adjustment for net gains realized in          56,343               19,720               36,623
net income..................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain component of comprehensive income.......    $    10,172          $     3,560          $     6,612
============================================================================================================================
============================================================================================================================
December 31, 2003
Unrealized gains............................................    $   174,183          $    60,964          $   113,219
Less: reclassification adjustment for net gains realized in          31,202               10,921               20,281
net income..................................................
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain component of comprehensive income.......    $   205,385          $    71,885          $   133,500
============================================================================================================================

13STOCKHOLDERS' EQUITY AND MINORITY INTERESTS

COMMON STOCK
American National has only one class of common stock with a par value of $1.00 per share and 50,000,000 authorized shares. The amounts outstanding at December
31, were as follows:

---------------------------------------------------------------------------------
Common stock:                    2005              2004              2003
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares issued.........        30,832,449        30,832,449        30,832,449
Treasury shares.......         4,105,617         4,191,617         4,197,617
Restricted shares.....           247,000           161,000           155,000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Outstanding shares....        26,479,832        26,479,832        26,479,832
=================================================================================

STOCK-BASED COMPENSATION
American National has one stock-based compensation plan. Under this plan,
American National can grant Non-Qualified Stock Options, Stock Appreciation
Rights, Restricted Stock Awards, Performance Rewards, Incentive Awards and any
combination of these. The number of shares available for grants under the plan cannot exceed 900,000 shares, and no more than 50,000 shares may be granted to any one individual in any calendar year.

The plan provides for the award of Restricted Stock. Restricted Stock Awards entitle the participant to full dividend and voting rights. Unvested shares are restricted as to disposition, and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. Four awards of restricted stock have been granted, with a total of 228,000 shares granted at an exercise price of zero. These awards result in compensation expense to American
National over the vesting period. The amount of compensation expense recorded was $1,654,000 in 2005, $1,034,000 in 2004 and $1,011,000 in 2003.

The plan provides for the award of Stock Appreciation Rights (SAR). The SAR give the holder the right to compensation based on the difference between the price of a share of stock on the grant date and the price on the exercise date. The
SARs vest at a rate of 20% per year for 5 years and expire 5 years after the vesting period. American National uses the average of the high and low price on the last trading day of the period to calculate the fair value and compensation expense for SARs. The fair value of the SARs was $2,151,000 and $1,424,000 at
December 31, 2005 and 2004, respectively. Compensation expense was recorded totaling $1,600,000, $1,655,000 and $346,000 for the years ended December 31,
2005, 2004 and 2003, respectively.

SAR and Restricted Stock (RS) information for 2005, 2004 and 2003 follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                SAR Shares             SAR              RS Shares       RS Weighted-Average
                                                                 Weighted-Average                         Price per Share
                                                                 Price per Share
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2002........          138,550              $76.16             155,000               $7.18
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Granted.................................           15,000                88.35                   --                    --
Exercised...............................           (7,425)               57.00                   --                    --
Canceled................................                 --                   --                   --                    --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2003........          146,125              $78.39             155,000               $7.18
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Granted.................................                --                    --               6,000                    --
Exercised...............................          (48,591)               66.84                   --                    --
Canceled................................           (3,184)               86.59                   --                    --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2004........           94,350              $84.06             161,000               $6.92
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Granted.................................           92,500               100.46              86,000                    --
Exercised...............................          (26,109)               81.27                   --                    --
Canceled................................           (3,366)               89.85                   --                    --
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Outstanding at December 31, 2005........          157,375              $94.04             247,000               $4.51
=============================================================================================================================

The weighted-average contractual remaining life for the 157,375 SAR shares outstanding as of December 31, 2005, is 6.2 years. The weighted-average exercise price for these shares is $94.04 per share. Of the shares outstanding, 27,317 are exercisable at a weighted-average exercise price of $79.68 per share.

The weighted-average contractual remaining life for the 247,000 Restricted Stock shares outstanding as of December 31, 2005, is 7.0 years. The weighted-average exercise price for these shares is $4.51 per share. None of the shares outstanding was exercisable.

EARNINGS PER SHARE
Basic earnings per share was calculated using a weighted average number of shares outstanding of 26,479,832. The Restricted Stock resulted in diluted earnings per share as follows:

-----------------------------------------------------------------------------------------
                                          2005              2004             2003
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Unrestricted shares outstanding         26,479,832        26,479,832       26,479,832
Incremental shares from restricted         109,379            72,762           50,525
stock
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Total shares for diluted                26,589,211        26,552,594       26,530,357
calculations

Diluted earnings per share                  $8.87            $9.63           $6.87
=========================================================================================

DIVIDENDS
American National's payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and in the absence of special approval, limit the payment of dividends to statutory net gain from operations on an annual, non-cumulative basis. Additionally, insurance companies are not permitted to distribute the excess of stockholders' equity, as determined on a GAAP basis over that determined on a statutory basis.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National's insurance subsidiaries.

At December 31, 2005, approximately $1,174,080,000 of American National's consolidated stockholders' equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

MINORITY INTERESTS
At December 31, 2004, two of American National's subsidiaries had preferred stock outstanding to unrelated third parties with a total value of $1,085,000.
These preferred stock issues were purchased by American National in 2005 for a total price of $1,412,000, and subsequently retired.

In 2001, American National formed TMNY Investments, LLC (TMNY). Subsequently,
TMNY purchased five percent of the common stock of Farm Family Holdings, Inc.
from another subsidiary of American National. The purpose of TMNY is to provide certain officers with additional incentive to enhance the profitable growth of the Farm Family companies. Accordingly, shares of TMNY preferred stock representing 66% of the value of the company were granted to various officers of
American National and its subsidiaries. The preferred shares cannot be sold or otherwise traded by the officers for a period of eight years. The total value of these preferred shares was $3,372,000 and $2,378,000 at December 31, 2005 and
2004, respectively.

American National County Mutual Insurance Company (County Mutual) is a mutual insurance company that is owned by its policyholders. However, the company has a management agreement, which effectively gives complete control of County Mutual to American National. As a result, County Mutual is included in the consolidated financial statements. The interest that the policyholders of County Mutual have in the financial position of County Mutual is reflected as a minority interest totaling $6,750,000 at December 31, 2005 and 2004.

American National's subsidiary, ANTAC, Inc., is a partner in various joint ventures. ANTAC exercises significant control or ownership of these joint ventures, resulting in their consolidation into the American National consolidated financial statements. As a result of the consolidation, the interest of the other partners of the joint ventures is shown as a minority interest. The joint ventures had receivable balances from the other partners totaling $7,888,000 and $14,143,000 at December 31, 2005 and 2004, respectively.

14SEGMENT INFORMATION

American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business around its marketing distribution channels. Separate management of each segment is required because each business unit is subject to different marketing strategies. There are eight operating segments based on the company's marketing distribution channels.

The operating segments are as follows:

MULTIPLE LINE MARKETING
This segment derives its revenues from the sale of individual life, annuity, accident and health and property and casualty products marketed through American
National, American National Life Insurance Company of Texas, the American
National Property and Casualty Companies and the Farm Family Companies.

HOME SERVICE DIVISION
This segment derives its revenues from the sale of individual life, annuity and accident and health insurance. In this segment, the agent collects the premiums.
This segment includes business in the United States and Mexico.

INDEPENDENT MARKETING GROUP
This segment derives its revenues mainly from the sale of life and annuity lines marketed through independent marketing organizations.

HEALTH DIVISION
This segment derives its revenues primarily from the sale of accident and health insurance plus group life insurance marketed through group brokers and third-party marketing organizations.

SENIOR AGE MARKETING
This segment derives its revenues primarily from the sale of Medicare Supplement plans, individual life, annuities and accident and health insurance marketed through Standard Life and Accident Insurance Company.

DIRECT MARKETING
This segment derives its revenues principally from the sale of individual life insurance, marketed through Garden State Life Insurance Company, using direct selling methods.

CREDIT INSURANCE DIVISION
This segment derives its revenues principally from the sale of credit insurance products.

CAPITAL AND SURPLUS
This segment derives its revenues principally from investment instruments.

ALL OTHER
This category comprises segments that are too small to show individually. This category includes non-insurance, reinsurance assumed and retirement benefits.

All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate line of business within each segment.
Income and expenses not specifically attributable to policy transactions are allocated to the lines within each segment as follows:

o    Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.
o    Net investment income from all other assets is allocated to the marketing segments in accordance with the amount of equity invested in each segment, with the remainder going to capital and surplus.
o    Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.
o Gain or loss on the sale of investments is allocated to capital and surplus.
o Equity in earnings of unconsolidated affiliates is allocated to the segment that provided the funds to invest in the affiliate. o Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the
     amount allocated to the segments and the total federal income tax amount is allocated to capital and surplus.

The following tables summarize net income and various components of net income by operating segment for the years ended December 31, 2005, 2004 and 2003 (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                               Premiums and      Net     Expenses and   Equity in     Gain From     Federal        Net
                                             Investment                nconsolidated Operations
                                ther Policy  Income and                 Affiliates     before     Income Tax
                                  Revenue     Realized     Benefits   U                Federal      Expense      Income
                               O                Gains                               Income Taxes   (Benefit)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
2005
Multiple Line Marketing.....   $1,297,013        $173,010   $1,382,930            $--$   87,093   $   28,741   $   58,352
Home Service Division.......         208,162      105,477      295,234             --    18,405        6,074       12,331
Independent Marketing Group.          97,212      330,997      392,779             --    35,430       11,692       23,738
Senior Age Marketing........         183,425       17,939      183,267             --    18,097        5,972       12,125
Direct Marketing............          39,706        3,343       40,236             --     2,813          928        1,885
Credit Insurance Division...         163,929       18,778      170,783             --    11,924        3,935        7,989
Health Division.............         141,008        3,823      144,779             --        52           17           35
Capital and Surplus.........             993      186,775       22,631         5,551   170,688       50,170      120,518
All Other...................          40,426       33,458       75,728           211      (1,633)        (539)      (1,094)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                               $2,171,874   $ 873,600    $2,708,367           $5,762$  342,869   $  106,990   $  235,879
============================================================================================================================
============================================================================================================================

2004
Multiple Line Marketing.....      $1,244,260     $173,602   $1,241,349            $--$  176,513   $   58,249   $  118,264
Home Service Division.......         210,407      107,072      292,416             --    25,063        8,271       16,792
Independent Marketing Group.          67,070      302,601      344,603             --    25,068        8,272       16,796
Senior Age Marketing........         199,657       18,652      197,523             --    20,786        6,859       13,927
Direct Marketing............          37,817        3,308       37,615             --     3,510        1,158        2,352
Credit Insurance Division...         144,495       19,747      165,642             --      (1,400)        (462)        (938)
Health Division.............         139,132        4,125      143,764             --        (507)        (167)        (340)
Capital and Surplus.........             900      131,081       12,885         6,143   125,239       36,991       88,248
All Other...................          41,873       33,537       74,872           196       734          242          492
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                  $2,085,611     $793,725   $2,510,669        $6,339$  375,006   $  119,413   $  255,593
============================================================================================================================
============================================================================================================================

2003
Multiple Line Marketing.....      $1,136,960     $171,878   $1,188,507            $--$  120,331   $   39,709   $   80,622
Home Service Division.......         212,631      112,098      298,655             --    26,074        8,604       17,470
Independent Marketing Group.          45,421      215,305      250,101             --    10,625        3,506        7,119
Senior Age Marketing........         206,766       19,145      211,854             --    14,057        4,639        9,418
Direct Marketing............          35,256        3,823       39,590             --        (511)        (169)        (342)
Credit Insurance Division...          99,167       17,553      101,562             --    15,158        5,002       10,156
Health Division.............         192,749        9,123      192,449             --     9,423        3,110        6,313
Capital and Surplus.........             975       81,565       13,277         4,017    73,280       24,074       49,206
All Other...................          34,540       33,761       65,323           310     3,288        1,085        2,203
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                  $1,964,465     $664,251   $2,361,318        $4,327$  271,725   $   89,560   $  182,165
============================================================================================================================

There were no significant non-cash items to report. Substantially all of the consolidated revenues were derived in the United States.

Most of the operating segments provide essentially the same types of products.
The following table provides revenues within each segment by line of business for the years ended December 31, 2005, 2004 and 2003 (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                        Life       Annuity     Accident    Property      Credit         All        Total
                                                             and Health  and Casualty                 Other      Revenues
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  2005
  Multiple Line Marketing.......       $204,862      $37,326      $15,578  $1,212,257           $--           $--  $1,470,023
  Home Service Division.........        298,627        4,094       10,918           --            --            --     313,639
  Independent Marketing Group...         57,831      370,378            --           --            --            --     428,209
  Senior Age Marketing..........         25,403        3,556      172,405           --            --            --     201,364
  Direct Marketing..............         42,683          103          263           --            --            --      43,049
  Credit Insurance Division.....              --            --            --           --      182,707            --     182,707
  Health Division...............          1,954            0      142,877           --            --            --     144,831
  Capital and Surplus...........              --            --            --           --            --      187,768     187,768
  All Other.....................         26,624       12,941        2,835           --            --       31,484      73,884
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                     $657,984    $428,398     $344,876   $1,212,257    $182,707     $219,252    $3,045,474
============================================================================================================================
============================================================================================================================

  2004
  Multiple Line Marketing.......       $204,560      $33,657      $16,728  $1,162,917           $--           $--  $1,417,862
  Home Service Division.........        302,838        3,652       10,989           --            --            --     317,479
  Independent Marketing Group...         52,182      317,489            --           --            --            --     369,671
  Senior Age Marketing..........         26,912        3,003      188,394           --            --            --     218,309
  Direct Marketing..............         40,739           92          294           --            --            --      41,125
  Credit Insurance Division.....              --            --            --           --      164,242            --     164,242
  Health Division...............          2,585            --      140,672           --            --            --     143,257
  Capital and Surplus...........              --            --            --           --            --      131,981     131,981
  All Other.....................         28,180       19,323        3,340           --            --       24,567      75,410
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                     $657,996    $377,216     $360,417   $1,162,917    $164,242     $156,548    $2,879,336
============================================================================================================================
============================================================================================================================

  2003
  Multiple Line Marketing.......       $206,948      $35,923      $17,888  $1,048,079           $--           $--  $1,308,838
  Home Service Division.........        309,811        3,898       11,020           --            --            --     324,729
  Independent Marketing Group...         43,406      217,320            --           --            --            --     260,726
  Senior Age Marketing..........         28,819        2,966      194,126           --            --            --     225,911
  Direct Marketing..............         38,613          111          355           --            --            --      39,079
  Credit Insurance Division.....              --            --            --           --      116,720            --     116,720
  Health Division...............          2,628            --      199,245           --            --            --     201,873
  Capital and Surplus...........              --            --            --           --            --       82,539      82,539
  All Other.....................         28,683       16,323        3,894           --            --       19,401      68,301
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                     $658,908    $276,541     $426,528   $1,048,079    $116,720     $101,940    $2,628,716
============================================================================================================================

The operating segments are supported by the fixed income assets and policy loans. Equity-type assets, such as stocks, real estate and other invested assets, are investments of the Capital and Surplus segment. Assets of the non-insurance companies are specifically associated with those companies in the
"All other" segment. Any assets not used in support of the operating segments are assigned to Capital and Surplus.

The following table summarizes assets by operating segment for the years ended
December 31, 2005 and 2004 (in thousands):

------------------------------------------------------------------------
                                           2005              2004
------------------------------------------------------------------------
------------------------------------------------------------------------
  Multiple Line Marketing......      $4,097,643        $3,852,370
  Home Service Division........           1,906,420         1,895,931
  Independent Marketing Group..           6,826,403         6,350,877
  Senior Age Marketing.........             417,385           399,464
  Direct Marketing.............             119,553           113,890
  Credit Insurance Division....             490,652           483,328
  Health Division..............             451,407           485,662
  Capital and Surplus..........           2,320,250         2,138,249
  All Other....................             887,168           851,056
------------------------------------------------------------------------
------------------------------------------------------------------------
                                     $17,516,881       $16,570,827
------------------------------------------------------------------------

The net assets of the Capital and Surplus and All Other segments include investments in unconsolidated affiliates. Almost all of American National's assets are located in the United States of America.

The amount of each segment item reported is the measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations are made when preparing the financial statements, and allocations of revenues, expenses and gains or losses have been included when determining reported segment profit or loss.

The reported measures are determined in accordance with the measurement principles most consistent with those used in measuring the corresponding amounts in the consolidated financial statements.

The results of the operating segments of the business are affected by economic conditions and customer demands. A portion of American National's insurance business is written through three third-party marketing organizations. Of the total net premium revenue and policy account deposits during 2005, approximately
8% was written through these organizations, which are included in the
Independent Marketing Group and Credit Insurance operating segments. This compares with 8% and 23% in 2004 and 2003, respectively. Of the total business written by these organizations, the majority was policy account deposits for annuities.

15RECONCILIATION TO STATUTORY ACCOUNTING

American National and its insurance subsidiaries are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from those used to prepare financial statements on a GAAP basis.

Reconciliation of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, as of and for the years ended
December 31, are as follows (in thousands):

-----------------------------------------------------------------------------------------------------------------------------
                                                                             2005              2004              2003
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Statutory net income of insurance companies.......................        $ 217,819        $ 271,043         $  71,386
Net gain (loss) of non-insurance companies........................           38,660           37,099             (14,479)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Combined net income...............................................        $ 256,479        $ 308,142         $  56,907
Increases (decreases):
Deferred policy acquisition costs................................           27,156           71,135           197,559
Policyholder funds...............................................           (13,678)         (104,653)          (56,044)
Deferred federal income tax benefit..............................           12,727           16,792             4,751
Premiums deferred and other receivables..........................            7,055               75              (2,764)
Gain on sale of investments......................................              387             (5,785)           (3,244)
Change in interest maintenance reserve...........................            (2,455)           (3,047)          1,817
Asset valuation allowances.......................................            (3,040)           (1,991)          5,100
Investment income................................................            (9,287)           (1,954)           (3,037)
Other adjustments, net............................................               15             (5,323)          (19,066)
Consolidating eliminations and adjustments........................           (39,480)          (17,798)            186
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net income reported herein........................................        $ 235,879        $ 255,593         $ 182,165
=============================================================================================================================
=============================================================================================================================

                                                                             2005              2004              2003
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Statutory capital and surplus of insurance companies..............        $3,165,093       $2,948,000        $2,631,329
Stockholders' equity of non-insurance companies...................          374,410          310,285           286,264
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Combined capital and surplus......................................        $3,539,503       $3,258,285        $2,917,593
Increases (decreases):
Deferred policy acquisition costs................................        1,146,714        1,133,031         1,065,958
Policyholder funds...............................................           32,436           36,259           121,050
Deferred federal income taxes....................................          (158,571)         (184,956)         (222,070)
Premiums deferred and other receivables..........................           (90,697)          (90,974)          (90,456)
Reinsurance in "unauthorized companies"..........................           30,876           42,566            50,697
Statutory asset valuation reserve................................          353,597          398,725           360,410
Statutory interest maintenance reserve...........................           13,832           15,858            17,231
Asset valuation allowances.......................................           (20,637)          (15,759)           (8,398)
Investment market value adjustments..............................            (9,902)         79,844            91,376
Non-admitted assets and other adjustments, net....................           33,627           61,630            93,141
Consolidating eliminations and adjustments........................        (1,492,731)       (1,438,751)       (1,284,510)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Stockholders' equity reported herein..............................        $3,378,047       $3,295,758        $3,112,022
=============================================================================================================================

In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $83,301,000 at December 31, 2005, on deposit with appropriate regulatory authorities.

16RETIREMENT BENEFITS

PENSION BENEFITS
American National and its subsidiaries have one active, tax-qualified, defined-benefit pension plan and one inactive plan. The active plan has three separate programs. One of the programs is contributory and covers Home Service agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee's compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee's career average earnings and years of service.

The inactive tax-qualified defined-benefit pension plan covers employees of the
Farm Family companies hired prior to January 1, 1997. Effective January 1, 1997, benefits through this plan were frozen, and no new participants have been added.

American National also sponsors for key executives three non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

Actuarial computations of pension expense (before income taxes) produced a pension cost of $20,451,000 for 2005, $21,789,000 for 2004 and $15,346,000 for
2003.

The pension cost for the years ended December 31 is made up of the following (in thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                                             2005              2004             2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Service cost-benefits earned during period........................        $   9,035        $  8,753          $   8,029
Interest cost on projected benefit obligation.....................           14,737          13,705             13,248
Expected return on plan assets....................................           (11,425)          (10,319)         (10,780)
Amortization of past service cost.................................            4,613           3,630              3,715
Amortization of transition asset..................................               10              93                  5
Amortization of actuarial loss....................................            3,481           5,927              1,129
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total pension cost.............................................        $  20,451        $ 21,789          $  15,346
============================================================================================================================

The following table sets forth the actuarial present value of benefit obligations, the funded status, and the amounts recognized in the consolidated statements of financial position at December 31 for the companies' pension plans
(in thousands).

----------------------------------------------------------------------------------------------------------------------------
                                                                               2005                        2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                       Assets     Accumulated      Assets     Accumulated
                                                                       Exceed       Benefits       Exceed       Benefits
                                                                    Accumulated      Exceed     Accumulated      Exceed
                                                                      Benefits       Assets       Benefits       Assets
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Vested benefit obligation.....................................        $    --      $(229,777)      $(120,663)     $(86,011)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation................................        $    --      $(232,932)      $(123,556)     $(86,011)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Projected benefit obligation..................................        $    --      $(277,821)      $(146,146)    $(105,227)
Plan assets at fair value (long-term securities)..............             --        158,141       136,720        20,365
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Funded status:
Plan assets in excess of projected benefit obligation........             --         (119,680)       (9,426)      (84,862)
Unrecognized net loss........................................             --         54,169        26,883        11,704
Prior service cost not yet recognized in periodic pension cost            --         17,586              --       22,199
Adjustment required to recognize minimum liability...........             --          (26,833)           --        (14,662)
Offset for intangible asset..................................             --          8,320              --        9,783
Prepaid pension cost included in other assets or other liabilities   $    --         $(66,438)  $  17,457        $(55,838)
============================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
Assumptions used at December 31 to determine benefit obligations:         2005               2004               2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Weighted-average discount rate on benefit obligation                      5.50%              5.84%              6.00%
Rate of increase in compensation levels                                   3.75%              3.76%              3.69%
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Assumptions used at December 31 to determine benefit costs:               2005               2004               2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Weighted-average discount rate on benefit obligation                      5.84%              6.00%              6.72%
Rate of increase in compensation levels                                   3.76%              3.69%              3.86%
Expected long-term rate of return on plan assets                          7.65%              7.00%              7.06%
----------------------------------------------------------------------------------------------------------------------------

American National Employees Retirement Plan weighted-average asset allocations at December 31, 2005 and 2004, by asset category, are as follows:

---------------------------------------------------------------
                               Plan Assets at December 31,
                                 2005              2004
---------------------------------------------------------------
---------------------------------------------------------------
Asset Category
Equity securities.......          43.1%             31.9%
Debt securities.........          46.7%             57.4%
Other...................          10.2%             10.7%
---------------------------------------------------------------
---------------------------------------------------------------
Total...................         100.0%            100.0%
===============================================================

The investment policy for the qualified Retirement Plan's assets is designed to provide the highest return possible commensurate with sound and prudent underwriting practices. The investment diversification goals are to have investments in cash from zero to 15%, debt securities from 40% to 80% and equity securities from 20% to 60% of the total invested plan assets. Any particular investment is limited based on credit quality, and no single investment is allowed to be more than 5% of the total invested assets.

The overall expected long-term rate-of-return-on-assets assumption is based upon a building-block method, whereby the expected rate of return on each asset class is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S.
government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate). All three components are based primarily on historical data.

While the precise expected return derived using the above approach will fluctuate somewhat from year to year, American National's policy is to hold this long-term assumption constant as long as it remains within a reasonable tolerance from the derived rate.

  American Nationals' funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee
Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary.

American National did not contribute to the qualified Retirement Plan in 2005, because the plan was over-funded. The over-funded status is dependent on investment market conditions. If the investment market conditions result in the plan no longer being over-funded, American National may contribute to the qualified Retirement Plan in 2006.

The benefit payments, which reflect expected future service, as appropriate, are expected to be as follows:

-------------------------------------------
Year                Pension Benefits
-------------------------------------------
-------------------------------------------
2006                  $12,890,000
2007                    13,641,000
2008                    14,786,000
2009                    16,404,000
2010                    19,340,000
2011-2015              129,701,000
-------------------------------------------

HEALTH BENEFITS
American National and its subsidiaries provide certain health and/or dental benefits to retirees. Participation in these plans is limited to current retirees and their dependents who met certain age and length of service requirements. No new participants will be added to these plans in the future.

The primary retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare Supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with the company's contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.

The accrued post-retirement benefit obligation, included in other liabilities, was $6,420,695 and $7,252,853 at December 31, 2005 and 2004, respectively. These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation. Since American National's contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

OTHER BENEFITS
Under American National and its subsidiaries' various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.

In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees excluding, those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies. The defined contribution plan (also known as a 401K plan) allows employees to contribute up to the maximum allowable amount, as determined by the
Internal Revenue Service. American National does not contribute to the defined contribution plan. Company contributions are made under the incentive savings plan for the Farm Family companies, with a discretionary portion based on the profits earned by the Farm Family companies. The expense associated with this plan was $2,600,000 for 2005, $2,444,270 for 2004 and $2,205,000 for 2003.

17COMMITMENTS AND CONTINGENCIES

COMMITMENTS
American National and its subsidiaries lease insurance sales office space in various cities. The remaining long-term lease commitments at December 31, 2005, were approximately $3,858,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 2005, to purchase, expand or improve real estate, to fund mortgage loans and to purchase other invested assets aggregating
$161,803,000, all of which are expected to be funded in 2006. As of December 31,
2005, all of the mortgage loan commitments have interest rates that are fixed.

GUARANTEES
In the normal course of business, American National has guaranteed bank loans for customers of a third-party marketing operation. The bank loans are used to fund premium payments on life insurance policies issued by American National.
The loans are secured by the cash values of the life insurance policies. If the customer were to default on the bank loan, American National would be obligated to pay off the loan. However, since the cash value of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on the guarantees. The total amount of the guarantees outstanding as of December 31, 2005, was approximately $374,996,000, while the total cash values of the related life insurance policies was approximately
$381,348,000.

LITIGATION
American National and its subsidiary American National Life Insurance Company of
Texas are defendants in several lawsuits alleging, among other things, improper calculation and/or cancellation of benefits under certain group health contracts. Management believes that the companies have meritorious legal defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements.

American National and its subsidiary American National Life Insurance Company of
Texas are defendants in a lawsuit alleging fraud in the sale and pricing of a health insurance policy in Mississippi. Management believes that the companies have meritorious legal defenses against this lawsuit. Therefore, no provision for possible loss on this case has been recorded in the consolidated financial statements.

American National is a defendant in a lawsuit alleging misleading sales practices and alleged improper policy surcharges in the sale and pricing of universal life policies. This lawsuit was filed in California as a putative class action. Management believes that the company has meritorious legal defenses against this lawsuit. The provision for possible losses on this case is not material to the consolidated financial statements.

American National is a defendant in a lawsuit alleging failure to refund credit life and disability insurance premiums to persons who paid the underlying indebtedness prior to the insured loan's maturity. This lawsuit was filed in
Georgia as a putative class action. Management believes that the company has meritorious legal defenses against this lawsuit. The provision for possible losses on this case is not material to the consolidated financial statements.

Based on information currently available, management also believes that amounts ultimately paid, if any, arising from these cases would not have a material effect on the company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgment in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

The companies are also defendants in various other lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the companies' consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management's changing its conclusions.

INDEPENDENT AUDITORS' REPORT ON SUPPLEMENTARY INFORMATION

To the Stockholders and Board of Directors
American National Insurance Company

We have audited and reported separately herein on the consolidated financial statements of American National Insurance Company and subsidiaries as of
December 31, 2005 and 2004 and for each of the years in the three-year period ended December 31, 2005. Our audit was made for the purpose of forming an opinion on the basic consolidated statements of American National Insurance
Company and subsidiaries taken as a whole. The supplementary information included in Schedules I, III, IV and V as of December 31, 2005 and 2004 and for
each of the years in the three-year period ended December 31, 2005, is presented for the purposes of complying with the Securities and Exchange rules and is not a required part of basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

KPMG LLP
Houston, Texas
March 13, 2006

                                American National Insurance Company and Subsidiaries

                           SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                                            (IN THOUSANDS)

                                                          December 31, 2005

                             Column A                                       Column B            Column C                Column D

                                                                                                                     Amount at Which
                                                                                                 Market               Shown in the
Type of Investment                                                          Cost (a)              Value               Balance Sheet
-------------------------------------------------------------------    --- ------------    --- ------------    --- --------------------

  Fixed Maturities:
    Bonds Held-to-Maturity:
        United States Government and government agencies
          and authorities                                              $       243,968     $       238,695     $               243,968
        States, municipalities and political subdivisions                      221,764             225,161                     221,764
        Foreign governments                                                      5,952               6,724                       5,952
        Public utilities                                                       567,666             575,656                     567,666
        All other corporate bonds                                            6,176,475           6,214,893                   6,176,475
    Bonds Available-for-Sale:
        United States Government and government agencies
          and authorities                                                       64,337              64,227                      64,227
        States, municipalities and political subdivisions                      244,637             244,419                     244,419
        Foreign governments                                                        821                 791                         791
        Public utilities                                                       344,729             357,706                     357,706
        All other corporate bonds                                            2,828,026           2,812,618                   2,812,618
    Redeemable preferred stock                                                  51,205              52,062                      52,062
                                                                       --- ------------    --- ------------    --- --------------------
          Total fixed maturities                                       $    10,749,580     $    10,792,952     $            10,747,648
                                                                       --- ------------    --- ------------    --- --------------------
  Equity Securities:
    Common stocks:
        Public utilities                                               $        18,055     $        22,165     $                22,165
        Banks, trust and insurance companies                                    68,485             103,636                     103,636
        Industrial, miscellaneous and all other                                733,590             941,258                     941,258
                                                                       --- ------------    --- ------------    --- --------------------
          Total equity securities                                      $       820,130     $     1,067,059     $             1,067,059
                                                                       --- ------------    --- ------------    --- --------------------

  Mortgage loans on real estate                                        $     1,243,543           XXXXXX        $             1,243,543
  Investment real estate                                                       522,278           XXXXXX                        522,278
  Real estate acquired in satisfaction of debt                                  26,682           XXXXXX                         26,682
  Policy loans                                                                 333,967           XXXXXX                        333,967
  Other long-term investments                                                  159,804           XXXXXX                        159,804
  Short-term investments                                                       155,622           XXXXXX                        155,622
                                                                       --- ------------                        --- --------------------
          Total investments                                            $    14,011,606           XXXXXX        $            14,256,603
                                                                       === ============                        === ====================

(a)     Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

                                                                 American National Insurance Company and Subsidiaries

                                                                     SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                                                                       (IN THOUSANDS)

Column A                      Column B         Column C         Column D         Column E       Column F       Column G         Column H          Column I        Column J         Column K

                                             Future Policy                                                                      Benefits,        Amortization
                                                                                                                                 Claims,
                              Deferred         Benefits,                       Other Policy                                      Losses          of Deferred
                                                Losses,
                               Policy           Claims                          Claims and                        Net              and             Policy           Other
                             Acquisition       and Loss         Unearned         Benefits        Premium       Investment      Settlement        Acquisition      Operating        Premiums
                                                                                                               Income                                             Expenses
Segment                         Cost           Expenses         Premiums         Payable         Revenue          (a)           Expenses            Costs            (b)            Written
-------------------------    -----------     --------------    ------------    -------------    ----------     ----------     --------------     ------------    ------------     ------------

2005
Multiple Line Marketing   $     256,475  $       1,847,124  $      626,699  $     1,034,593  $  1,215,717  $     173,010  $         988,497  $       209,433  $      138,388  $     1,134,954
Home Service                    199,214          1,538,739           4,495           31,040       192,039        105,477            118,135           46,636         106,969               --
Independent Marketing           434,981          6,303,777             158           39,931        62,594        330,997             98,984           39,957          50,173               --
Health Insurance                  6,622             21,079           5,560          399,491       127,444          3,823            104,389            4,163          34,975               --
Credit Insurance                 98,102              7,995         235,175           78,053       155,975         18,778             63,487           83,621          24,308          201,748
Senior Age Marketing             77,921            257,081          32,808           34,453       182,931         17,939            133,501            5,815          45,838               --
Direct Marketing                 77,538             56,651             248            6,187        39,030          3,343             19,262            9,856           9,957               --
Capital and Surplus                  --                 --              --               --            --        101,698                 --               --          11,576               --
All other                        31,860            306,090             938            7,341         9,016         33,458             31,140               --          47,126               --
                             -----------     --------------    ------------    -------------    ----------     ----------     --------------     ------------    ------------     ------------
    Total                 $   1,182,713  $      10,338,536  $      906,081  $     1,631,088  $  1,984,746  $     788,523  $       1,557,395  $       399,481  $      469,310  $     1,336,702
                             ===========     ==============    ============    =============    ==========     ==========     ==============     ============    ============     ============

2004
Multiple Line Marketing   $     241,837  $       1,769,986  $      606,082  $       925,326  $  1,166,624  $     173,602  $         868,885  $       184,850  $      138,754  $     1,091,326
Home Service                    205,276          1,520,824           4,428           34,208       193,302        107,072            118,283           44,034         104,672               --
Independent Marketing           405,900          5,861,411             160           33,104        38,640        302,601             78,215           36,415          26,701               --
Health Insurance                  7,786             21,027           5,760          417,659       123,373          4,125             98,698            4,674          40,321               --
Credit Insurance                 90,004             15,391         230,719           63,107       138,138         19,747             55,391           69,370          40,823          164,151
Senior Age Marketing             77,137            232,466          38,766           34,838       199,351         18,652            139,910            5,251          51,071               --
Direct Marketing                 70,409             55,109             262            7,720        37,202          3,308             17,576            9,277           9,343               --
Capital and Surplus                  --                 --              --               --            --         76,677                 --               --           3,589               --
All other                        34,682            318,392           1,137           13,693         9,546         33,537             29,731              408          38,920               --
                             -----------     --------------    ------------    -------------    ----------     ----------     --------------     ------------    ------------     ------------
    Total                 $   1,133,031  $       9,794,606  $      887,314  $     1,529,655  $  1,906,176  $     739,321  $       1,406,689  $       354,279  $      454,194  $     1,255,477
                             ===========     ==============    ============    =============    ==========     ==========     ==============     ============    ============     ============

2003
Multiple Line Marketing   $     236,001  $       1,702,082  $      652,881  $       820,712  $  1,064,074  $     171,878  $         848,728  $       119,219  $      167,336  $     1,035,776
Home Service                    209,918          1,500,737           5,227           33,038       194,539        112,098            117,411           39,501         117,602               --
Independent Marketing           355,064          4,788,745             136           31,084        25,183        215,305             44,122           25,272           6,179               --
Health Insurance                  9,493             20,927           6,299          514,103       172,430          9,123            132,651            3,483          56,969               --
Credit Insurance                 82,360             15,967         244,391           24,023        91,062         17,553             36,314           54,993           9,766           70,580
Senior Age Marketing             77,535            225,668          41,753           39,785       206,384         19,145            143,405            7,345          53,050               --
Direct Marketing                 59,483             52,362             290            7,580        34,588          3,823             20,912            7,277           8,208               --
Capital and Surplus                  --                 --              --               --            --         48,699                 --               --           5,824               --
All other                        36,104            320,900           1,300           11,580         8,945         33,761             29,396              408          32,252               --
                             -----------     --------------    ------------    -------------    ----------     ----------     --------------     ------------    ------------     ------------
    Total                 $   1,065,958  $       8,627,388  $      952,277  $     1,481,905  $  1,797,205  $     631,385  $       1,372,939  $       257,498  $      457,186  $     1,106,356
                             ===========     ==============    ============    =============    ==========     ==========     ==============     ============    ============     ============

(a)   Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital &
      surplus.
(b)   Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

                                                American National Insurance Company and Subsidiaries

                                                                 SCHEDULE IV - REINSURANCE
                                                                       (IN THOUSANDS)

                    Column A                                Column B               Column C                Column D               Column E            Column F

                                                                                   Ceded to                Assumed                                 Percentage of
                                                              Gross                  Other                from Other                 Net           Amount Assumed
                                                             Amount                Companies              Companies                Amount              to Net
                                                         ----------------       ----------------        ---------------        ----------------   -----------------

2005
 Life insurance in force                             $        63,194,458     $       23,903,319     $          856,414     $        40,147,553          2.1%
                                                         ================       ================        ===============        ================
 Premiums:
   Life insurance                                                455,121                 67,759                 10,794                 398,156          2.7%
   Accident and health insurance                                 349,138                170,610                159,909                 338,437         47.2%
   Property and liability insurance                            1,319,035                100,014                 29,132               1,248,153          2.3%
                                                         ----------------                               ---------------        ----------------
                                                                                ----------------
      Total premiums                                 $         2,123,294     $          338,383     $          199,835     $         1,984,746         10.1%
                                                         ================       ================        ===============        ================

2004
 Life insurance in force                             $        60,676,603     $       21,539,440     $          726,927     $        39,864,090          1.8%
                                                         ================       ================        ===============        ================
 Premiums:
   Life insurance                                                424,964                 60,299                  8,262                 372,927          2.2%
   Accident and health insurance                                 378,842                182,783                154,880                 350,939         44.1%
   Property and liability insurance                            1,206,594                123,928                 99,644               1,182,310          8.4%
                                                         ----------------       ----------------        ---------------        ----------------
      Total premiums                                 $         2,010,400     $          367,010     $          262,786     $         1,906,176         13.8%
                                                         ================       ================        ===============        ================

2003
 Life insurance in force                             $        58,301,547     $       18,767,137     $          434,863     $        39,969,273          1.1%
                                                         ================       ================        ===============        ================
 Premiums:
   Life insurance                                                419,791                 66,706                  8,182                 361,267          2.3%
   Accident and health insurance                                 427,058                307,916                285,897                 405,039         70.6%
   Property and liability insurance                              997,874                 68,445                101,470               1,030,899          9.8%
                                                         ----------------       ----------------        ---------------        ----------------
      Total premiums                                 $         1,844,723     $          443,067     $          395,549     $         1,797,205         22.0%
                                                         ================       ================        ===============        ================

                                                        American National Insurance Company and Subsidiaries

                                                            SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
                                                                            (IN THOUSANDS)

                 Column A                              Column B               Column C                                Column D                               Column E

                                                                                                               Deductions - Describe
                                                                                                  -------------------------------------------------
                                                      Balance at              Additions                 Amounts                                             Balance at
                                                     Beginning of            Charged to             Written off Due                  Amounts                  End of
Description                                             Period                 Expense              to Disposal (a)               Commuted (b)                Period
--------------------------------------------    --- ----------------    --- --------------    --- ---------------------    --- --------------------    --- -------------

2005
Investment valuation allowances:
  Mortgage loans on real estate                 $            11,404     $            ----     $                   ----     $               (3,040)     $         14,444
  Investment real estate                                     17,460                 5,359     $                  7,823     $               (2,874)               17,870
  Investment in unconsolidated
    affiliates                                                    0                  ----                         ----                        ----                    0
  Other assets                                                    0                  ----                         ----                        ----                    0
                                                --- ----------------    --- --------------    --- ---------------------    --- --------------------    --- -------------

       Total                                    $   28,864              $            5359     $   7,823                    $   (5,914)                 $   32,314
                                                === ================    === ==============    === =====================    === ====================    === =============

2004
Investment valuation allowances:
  Mortgage loans on real estate                 $            10,466      $           ----      $               (1,053)      $                  115      $        11,404
  Investment real estate                                     18,700                  ----      $                 (210)      $                1,450               17,460
  Investment in unconsolidated
    affiliates                                                  695                  ----                         ----                         695                    0
  Other assets                                                    0                  ----                         ----                        ----                    0
                                                --- ----------------    --- --------------    --- ---------------------    --- --------------------    --- -------------

       Total                                    $   29,861              $   -                 $   (1,263)                  $   2,260                   $   28,864
                                                === ================    === ==============    === =====================    === ====================    === =============

2003
Investment valuation allowances:
  Mortgage loans on real estate                 $            11,958      $           ----      $                 2,711      $              (1,219)     $         10,466
  Investment real estate                                     16,503                 2,197      $                  ----      $                 ----               18,700
  Investment in unconsolidated
    affiliates                                                7,955                  ----                         ----                       7,260                  695
  Other assets                                                2,124                  ----                        2,124                        ----                 ----
                                                --- ----------------    --- --------------    --- ---------------------    --- --------------------    --- -------------

       Total                                    $   38,540              $   2,197             $   4,835                    $   6,041                   $   29,861
                                                === ================    === ==============    === =====================    === ====================    === =============

(a)     Amounts written off due to disposal represent reductions or (additions)
        in the balance due to sales, transfers or other disposals of the asset with which the allowance is
associated.
(b)     Amounts commuted represent reductions in the allowance balance due to changes in requirements or investment conditions.